                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                                   PROSPECTUS

This Prospectus describes an individual flexible premium variable annuity contract (the "Contract") offered by The Travelers Insurance Company (the "Company"). The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs) pursuant to Section 408 of the Internal Revenue Code of 1986, as amended (the "Code"); and (3) qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code.

Purchase Payments made under the Contract will accumulate on a fixed and/or a variable basis, as selected by you. If on a variable basis, the value of the Contract prior to the Maturity Date will vary continuously to reflect the investment experience of the underlying funds (the "Funding Options") available under The Travelers Fund ABD for Variable Annuities ("Fund ABD"). The Funding Options currently available are: Capital Appreciation Fund; Cash Income Trust; Alliance Growth Portfolio, MFS Total Return Portfolio and Putnam Diversified Income Portfolio of The Travelers Series Fund, Inc. and Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio and Equity Income Portfolio of The Travelers Series Trust. A Fixed Account Option is also available and is described in Appendix A. The Fixed Account option may not be available in some jurisdictions. Unless specified otherwise, this prospectus refers to the Funding Options.

This Prospectus provides the information about Fund ABD that you should know before investing. Please read it and retain it for future reference. Additional information about Fund ABD is contained in a Statement of Additional Information ("SAI") dated August 19, 1996 which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy may be obtained, without charge, by writing to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling (860) 277-0111. The Table of Contents of the SAI appears in Appendix D of this Prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. BOTH THIS CONTRACT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

                   THIS PROSPECTUS IS DATED AUGUST 19, 1996.

                               TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..............................................................     4
PROSPECTUS SUMMARY.....................................................................     5
FEE TABLE..............................................................................     7
THE INSURANCE COMPANY..................................................................    10
THE SEPARATE ACCOUNT AND THE FUNDING OPTIONS...........................................    10
  The Travelers Fund ABD For Variable Annuities (Fund ABD).............................    10
  The Funding Options..................................................................    10
  The Travelers Series Trust...........................................................    11
  Funding Option Investment Managers...................................................    12
  Substitutions and Additions..........................................................    12
PERFORMANCE INFORMATION................................................................    12
THE CONTRACT...........................................................................    13
  Purchase Payments....................................................................    13
  Right to Return......................................................................    13
  Accumulation Units...................................................................    13
CHARGES AND DEDUCTIONS.................................................................    14
  Contingent Deferred Sales Charge.....................................................    14
  Administrative Charges...............................................................    14
  Mortality and Expense Risk Charge....................................................    15
  Reduction or Elimination of Contract Charges.........................................    15
  Funding Option Charges...............................................................    15
  Premium Tax..........................................................................    15
  Changes in Taxes Based Upon Premium or Value.........................................    16
OWNERSHIP PROVISIONS...................................................................    16
  Types of Ownership...................................................................    16
  Beneficiary..........................................................................    16
  Annuitant............................................................................    16
TRANSFERS..............................................................................    17
  Dollar Cost Averaging (Automated Transfers)..........................................    17
  Telephone Transfers..................................................................    17
SURRENDERS AND REDEMPTIONS.............................................................    18
  Systematic Withdrawals...............................................................    18
DEATH BENEFIT..........................................................................    18
  Death Proceeds Prior to the Maturity Date............................................    19
  Death Proceeds After the Maturity Date...............................................    19
THE ANNUITY PERIOD.....................................................................    19
  Maturity Date........................................................................    19
  Allocation of Annuity................................................................    20
  Variable Annuity.....................................................................    20
  Fixed Annuity........................................................................    20
PAYMENT OPTIONS........................................................................    21

  Election of Options..................................................................    21
  Annuity Options......................................................................    21
  Income Options.......................................................................    22
MISCELLANEOUS CONTRACT PROVISIONS......................................................    22
  Termination..........................................................................    22
  Misstatement.........................................................................    22
  Required Reports.....................................................................    22
  Suspension of Payments...............................................................    23
  Transfers of Contract Values to Other Annuities......................................    23
FEDERAL TAX CONSIDERATIONS.............................................................    23
  General Taxation of Annuities........................................................    23
  Tax Law Diversification Requirements for Variable Annuities..........................    23
  Ownership of the Investments.........................................................    23
  Penalty Tax for Premature Distributions..............................................    24
  Mandatory Distributions for Qualified Plans..........................................    24
  Nonqualified Annuity Contracts.......................................................    24
  Individual Retirement Annuities......................................................    25
  Qualified Pension and Profit-Sharing Plans...........................................    25
  Federal Income Tax Withholding.......................................................    25
VOTING RIGHTS..........................................................................    26
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS.............................................    26
  Conformity with State and Federal Laws...............................................    27
LEGAL PROCEEDINGS AND OPINIONS.........................................................    27
APPENDIX A: THE FIXED ACCOUNT..........................................................    28
APPENDIX B: Contracts Issued in the State of Florida...................................    29
APPENDIX C: Contracts Issued in the State of New York..................................    30
APPENDIX D: Table of Contents of the Statement of Additional Information...............    31

                           GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of a Contract before Annuity Payments begin.

ACCUMULATION UNIT VALUE -- the dollar amount of an Accumulation Unit.

ANNUITANT -- the person on whose life this contract is issued and the amount of the monthly Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a determinable sum assured; or (c) for the joint lifetime of the Annuitant and another person ("Contingent Annuitant") and thereafter during the lifetime of the survivor.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the amount payable to the Contract Owner or other payee upon full or partial surrender of the Contract during the lifetime of the Annuitant. The amount will be the contract value, less any applicable surrender charge and any premium tax not previously deducted.

COMPANY (WE, OUR) -- The Travelers Insurance Company.

COMPANY'S HOME OFFICE -- the principal offices of The Travelers Insurance Company located at One Tower Square, Hartford, Connecticut 06183-9061.

CONTRACT DATE -- the date on which the Contract, benefits and the contract provisions become effective.

CONTRACT OWNER (YOU, YOUR) -- the person or entity to whom the Contract is issued or assigned. A married spouse may be designated as the joint owner.

CONTRACT VALUE -- the current value of Accumulation Units credited to the Contract and the Fixed Account less any administrative charges.

CONTRACT YEARS -- twelve-month periods beginning on the Contract Date.

FIXED ACCOUNT -- an additional account into which Purchase Payments may be allocated and which is included in the Contract Value. Purchase Payments allocated to the Fixed Account will earn interest at a rate guaranteed by the Company; this rate will change from time to time.

FUNDING OPTION(S) -- the investment option(s) available under the Separate Account.

HOME OFFICE -- The Travelers Insurance Company, One Tower Square, Hartford, CT 06183.

INCOME PAYMENTS -- optional forms of payments made by the Company which are based on an agreed-upon number of payments or payment amount.

MATURITY DATE -- the date on which the first Annuity or Income Payment is to begin under a Contract.

PURCHASE PAYMENT -- a gross amount paid to the Company during the accumulation period.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment experience of which is kept separate from that of other assets of the Company (Fund ABD).

SUB-ACCOUNT -- the portion of the assets of the Separate Account which is allocated to a particular Funding Option.

VALUATION DATE -- a day on which the Separate Account is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units and Annuity Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

VARIABLE ANNUITY -- an annuity contract which provides for accumulation and for Annuity Payments which vary in amount in accordance with the investment experience of a Separate Account.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to the Company.

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

INTRODUCTION

The Contract described in this Prospectus is both an insurance policy and a security. As an insurance policy, it is subject to the insurance laws and regulations of each state in which it is available for distribution. As a security, it is subject to the federal securities laws. The Contract is an individual flexible premium variable annuity. It allows you to allocate Purchase Payments to any or all of the Funding Options currently available under Fund ABD, as well as to the Fixed Account. (See "The Funding Options" on page 10.) An initial lump-sum Purchase Payment of at least $5,000 must be made to the Contract; additional Purchase Payments of at least $500 may be made. In some states, subsequent Purchase Payments may not be allowed. (See "Purchase Payments," page 13.)

RIGHT TO RETURN

You may return the Contract and receive a full refund of the Contract Value (including charges) within twenty days after the Contract is delivered to you, unless state law requires a longer period. (See "Right to Return," page 13.)

CHARGES AND EXPENSES

No sales charges are deducted from Purchase Payments when they are received. However, a Contingent Deferred Sales Charge ("CDSC" or "surrender charge") may apply if you make a full or partial surrender of the Contract Value during the first seven years following each Purchase Payment. The maximum surrender charge that could be assessed is 6% of the aggregate Purchase Payments made under the Contract. (See "Contingent Deferred Sales Charge," page 14.)

Other charges include the contract administrative expense charge ($30 annually) and a Sub-Account administrative expense charge (0.15% on an annual basis of the average daily net assets allocated to each of the Funding Options). (See "Administrative Charges," page 14.) A mortality and expense risk charge, equivalent on an annual basis to 1.25% of the daily net assets of amounts allocated to each Funding Option will also be charged. (See "Mortality and Expense Risk Charge," page 15.) If applicable, state premium taxes will also be deducted and paid when due. (See "Premium Tax," page 15.)

TRANSFERS

Prior to the Maturity Date, you may reallocate the Contract Value among the Fixed Account and any of the Funding Options available under Fund ABD. Transfers between the variable Sub-Accounts are unlimited. Transfers between the Fixed Account and any of the variable Funding Options are subject to certain restrictions. (See "Transfers," page 17, and "Appendix A," page 28.) Dollar-Cost Averaging, or automated transfers, are also available. The minimum automated transfer amount is $400. (See "Dollar Cost Averaging (Automated Transfers)," on page 17.)

SURRENDERS

Prior to the Maturity Date, you may surrender all or part of the Contract Value subject to certain charges and limitations. You will be liable for income tax on the taxable portion of any full or partial surrender, and you may incur a 10% tax penalty if such surrender is made prior to the age of 59 1/2. (See "Surrenders and Redemptions," page 18 and "Penalty Tax for Premature Distributions" page 24.)

Systematic withdrawals of at least $100 on a monthly, quarterly, semiannual or annual basis may be elected if your Contract Value is at least $15,000. All applicable surrender charges and premium taxes will be deducted. (See "Systematic Withdrawals," on page 18.)

DEATH BENEFIT

A death benefit is payable to the Beneficiary upon the death of the Annuitant prior to the Maturity Date with no Contingent Annuitant surviving. The death benefit will vary based on the Annuitant's age at the time of death. (See "Death Benefit," page 18.)

THE ANNUITY PERIOD

On the Maturity Date, or other agreed-upon payment date, the Company will provide Annuity or Income Payments as described in the section entitled "The Annuity Period." (See page 19.)

THE FIXED ACCOUNT

Although this Prospectus specifically applies only to the variable features of the Contract, the Contract also allows you to allocate Purchase Payments to a Fixed Account where they will earn interest at a rate guaranteed by the Company, which interest rate will not be less than 3% per year. (See "Appendix A," page 28.)

                                   FEE TABLE
--------------------------------------------------------------------------------

FUND ABD AND THE UNDERLYING FUNDING OPTIONS

The purpose of the Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly, under the Contract. Additional information regarding the charges and deductions assessed under the Contract can be found on page 14. Expenses shown do not include premium taxes, which may be applicable.

 CONTRACT OWNER TRANSACTION EXPENSES
Contingent Deferred Sales Charge (as a percentage of purchase payments):

          ----------------------------------------------------------------------------
                 LENGTH OF TIME FROM PURCHASE PAYMENT
                          (NUMBER OF YEARS)                                 CDSC
          ----------------------------------------------------------------------------
                                  1                                            6%
                                  2                                            6%
                                  3                                            5%
                                  4                                            5%
                                  5                                            4%
                                  6                                            3%
                                  7                                            2%
                           8 and thereafter                                    0%
                Annual Contract Administrative Charge
            (Waived if Contract Value is $40,000 or more)                   $ 30

 ANNUAL SEPARATE ACCOUNT CHARGES
(As a percentage of average daily net asset value of amounts held in the Separate Account)

Mortality and Expense Risk Charge                               1.25%
Sub-Account Administrative Charge                               0.15%
                                                                ----
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                     1.40%

 FUNDING OPTION ANNUAL EXPENSES
(as a percentage of average daily net assets of the Funding Option)

----------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT FEE                   OTHER EXPENSES              TOTAL FUNDING
       PORTFOLIO NAME          (AS A PERCENTAGE OF ASSETS)    (AFTER EXPENSES ARE REIMBURSED)    OPTION EXPENSES
----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                  0.75%                            0.10%                      0.85%
Cash Income Trust                          0.32%                            0.28%(1)                   0.60%
Alliance Growth                            0.80%                            0.10%(2)                   0.90%
MFS Total Return                           0.80%                            0.15%(2)                   0.95%
Putnam Diversified Income                  0.75%                            0.22%(2)                   0.97%
Travelers Quality Bond                     0.32%                            0.43%*                     0.75%
Lazard International Stock                 0.83%                            0.43%*                     1.25%
MFS Emerging Growth                        0.75%                            0.20%*                     0.95%
Federated Stock                            0.63%                            0.33%*                     0.95%
Federated High Yield                       0.65%                            0.30%*                     0.95%
Large Cap                                  0.75%                            0.20%*                     0.95%
Equity Income                              0.75%                            0.20%*                     0.95%

(1) Other Expenses take into account the current expense reimbursement arrangement with the Company. The Company has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.60%. Without such arrangement, Other Expenses would have been 8.02% for Cash Income Trust.

(2) Other expenses are as of October 31, 1995, (the Fund's fiscal year end) taking into account the current expense limitations agreed to by the Manager. The Manager waived all of its fees for the period and reimbursed the Portfolios for their expenses. If such fees were not waived and expenses were not reimbursed, Total Underlying Fund Expenses would have been as follows: Alliance Growth Portfolio, 0.97%; Putnam Diversified Income Portfolio, 1.31% and MFS Total Return Portfolio, 1.06%.

* Other expenses are based on an estimate of anticipated expenses, since these portfolios have no investment history. They became effective on July 31, 1996.

 EXAMPLE*

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Assuming a 5% annual return, a $1,000 investment would be subject to the following expenses, if surrendered or withdrawn at the end of the period shown.

-----------------------------------------------------------------------------------------------------
                 PORTFOLIO NAME                     1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------
Capital Appreciation Fund                            $ 83         $ 121         $ 161          $260
Cash Income Trust                                      80           113           149           234
Alliance Growth                                        83           122           164           265
MFS Total Return                                       84           124           166           270
Putnam Diversified Income                              84           124           167           272
Travelers Quality Bond**                               82           118           n/a           n/a
Lazard International Stock**                           87           133           n/a           n/a
MFS Emerging Growth**                                  84           124           n/a           n/a
Federated Stock**                                      84           124           n/a           n/a
Federated High Yield**                                 84           124           n/a           n/a
Large Cap**                                            84           124           n/a           n/a
Equity Income**                                        84           124           n/a           n/a

** For new investment options, expenses are estimated for 1 and 3 years only.

If annuitized, or if no withdrawals are made at the end of the period shown, a $1,000 investment would be subject to the following expenses:

-----------------------------------------------------------------------------------------------------
                 PORTFOLIO NAME                     1 YEAR       3 YEARS       5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------
Capital Appreciation Fund                            $ 23         $  71         $ 121          $260
Cash Income Trust                                      20            63           109           234
Alliance Growth                                        23            72           124           265
MFS Total Return                                       24            74           126           270
Putnam Diversified Income                              24            74           127           272
Travelers Quality Bond**                               22            68           n/a           n/a
Lazard International Stock**                           27            83           n/a           n/a
MFS Emerging Growth**                                  24            74           n/a           n/a
Federated Stock**                                      24            74           n/a           n/a
Federated High Yield**                                 24            74           n/a           n/a
Large Cap**                                            24            74           n/a           n/a
Equity Income**                                        24            74           n/a           n/a

 * The Example reflects the $30 Annual Contract Fee as an annual charge of .016% assets.

** For new investment options, expenses are estimated for 1 and 3 years only.

                             THE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

                  THE SEPARATE ACCOUNT AND THE FUNDING OPTIONS
--------------------------------------------------------------------------------

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES ("FUND ABD")

Fund ABD was established on October 17, 1995 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD will be invested exclusively in the shares of the Funding Options.

The assets of Fund ABD are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD are, in accordance with the Contracts, credited to or charged against Fund ABD without regard to other income, gains and losses of the Company. The assets held by Fund ABD are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the Funding Options are payable to Fund ABD. All such income and/or distributions are reinvested in shares of the respective Funding Option at net asset value. Shares of the Funding Options listed above are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Fund shares are not sold to the general public.

THE FUNDING OPTIONS

Purchase Payments are allocated to the Funding Options in accordance with the selections made by the Contract Owner.

More detailed information about the options and their inherent risks may be found in the current prospectuses for the Funding Options. These prospectuses are included with and must accompany this Prospectus. Since there are varying degrees of risk inherent in each option, please read them carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling (860) 277-0111. Some of the Funding Options may not be available in every state due to various insurance regulations.

The current Funding Options are:

CAPITAL APPRECIATION FUND. The objective of the Capital Appreciation Fund is growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price in both rising and declining markets.

CASH INCOME TRUST. Cash Income Trust seeks to provide high current income while emphasizing preservation of capital and maintaining a high degree of liquidity by investing in short-term money market securities deemed to present minimal credit risks.

THE TRAVELERS SERIES FUND, INC.

ALLIANCE GROWTH PORTFOLIO. The objective of the Growth Portfolio is long-term growth of capital by investing predominantly in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time. Current income is only an incidental consideration.

PUTNAM DIVERSIFIED INCOME PORTFOLIO. The objective of the Diversified Income Portfolio is to seek high current income consistent with preservation of capital. The Portfolio will allocate its investments among the U.S. Government Sector, the High Yield Sector, and the International Sector of the fixed income securities markets.

MFS TOTAL RETURN PORTFOLIO. The Total Return Portfolio's objective is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Generally, at least 40% of the Portfolio's assets will be invested in equity securities.

THE TRAVELERS SERIES TRUST

TRAVELERS QUALITY BOND PORTFOLIO. The basic investment objective of Travelers Quality Bond Portfolio is to seek current income, moderate capital volatility and total return.

LAZARD INTERNATIONAL STOCK PORTFOLIO. The investment objective of the International Stock Portfolio is to seek capital appreciation through investing primarily in the equity securities of non-United States companies (i.e., incorporated or organized outside the United States).

MFS EMERGING GROWTH PORTFOLIO. MFS Portfolio's investment objective is to seek to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio's investment objective.

FEDERATED STOCK PORTFOLIO. The investment objective of the Portfolio is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth.

FEDERATED HIGH YIELD PORTFOLIO. The investment objective of the Federated High Yield Portfolio is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

LARGE CAP PORTFOLIO. Large Cap Portfolio seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. Normally, at least 65% of the Portfolio's total assets will be invested in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types.

EQUITY INCOME PORTFOLIO. The Portfolio seeks reasonable income by investing primarily in income-producing equity securities. Normally, at least 65% of the Portfolio's total assets will be invested in these securities. The Portfolio has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. The Portfolio seeks to achieve a yield that exceeds that of the securities comprising the S&P 500. The Portfolio does not expect to invest in debt securities of companies that do not have proven earnings or credit. When choosing the Portfolio's investments, the Subadviser also considers the potential for capital appreciation.

FUNDING OPTION INVESTMENT MANAGERS:

----------------------------------------------------------------------------------------------
       FUNDING OPTION                 INVESTMENT ADVISER                  SUB-ADVISER
----------------------------------------------------------------------------------------------
Capital Appreciation Fund       Travelers Asset Management       Janus Capital Corporation
                                International Corporation
                                ("TAMIC")
----------------------------------------------------------------------------------------------
Cash Income Trust               TAMIC
----------------------------------------------------------------------------------------------
Alliance Growth Portfolio       Travelers Investment Advisers,   Alliance Capital Management
                                Inc. ("TIA")                     L.P.
----------------------------------------------------------------------------------------------
MFS Total Return Portfolio      TIA                              MFS
----------------------------------------------------------------------------------------------
Putnam Diversified Income       TIA                              Putnam Investment Management,
Portfolio                                                        Inc
----------------------------------------------------------------------------------------------
Travelers Quality Bond          TAMIC
Portfolio
----------------------------------------------------------------------------------------------
Lazard International Stock      TAMIC                            Lazard Freres Asset
Portfolio                                                        Management
----------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio   TAMIC                            MFS
----------------------------------------------------------------------------------------------
Federated Stock Portfolio       TAMIC                            Federated Investment
                                                                 Counseling, Inc.
----------------------------------------------------------------------------------------------
Federated High Yield            TAMIC                            Federated Investment
Portfolio                                                        Counseling, Inc.
----------------------------------------------------------------------------------------------
Large Cap Portfolio             TAMIC                            Fidelity Management &
                                                                 Research Company
----------------------------------------------------------------------------------------------
Equity Income Portfolio         TAMIC                            Fidelity Management &
                                                                 Research Company
----------------------------------------------------------------------------------------------

SUBSTITUTIONS AND ADDITIONS

If any of the Funding Options become unavailable for allocating Purchase Payments, or if, in our judgment further investment in a Funding Option becomes inappropriate for the purposes of the Contract, we may substitute another registered, open-end management investment company. Substitution may be made with respect to both existing investments and the investment of any future Purchase Payments. However, no such substitution will be made without notice to Contract Owners, state approval if applicable, and without prior approval of the SEC, to the extent required by the 1940 Act, or other applicable law. Additional Funding Options may also be added.

                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Company may advertise different types of historical performance for the Funding Options available through Fund ABD. The Company may advertise the "standardized average annual total returns" of each, calculated in a manner prescribed by the SEC, as well as the "non-standardized total return," both described below.

"Standardized average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods (or fractional periods thereof). This standardized calculation reflects the deduction of all applicable charges made to the Contract, except for premium taxes which may be imposed by certain states. "Non-standardized total return" will be calculated in a similar manner, except non-standardized total returns will not reflect the deduction of any applicable Contingent Deferred Sales Charge or the $30 annual contract administrative charge, which would decrease the level of performance shown if reflected in these calculations.

Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD and the Funding Options.

The total return quotations are based upon historical earnings and are not necessarily representative of future performance. A Contract Owner's Contract Value at redemption may be more or less than original cost. The SAI contains more detailed information about these performance calculations, including actual examples of each type of performance advertised.

                                  THE CONTRACT
--------------------------------------------------------------------------------

Purchase Payments are paid to the Company and credited to the Contract to accumulate until the Maturity Date. The Contract Owner assumes the risk of gain or loss according to the performance of the Sub-Account(s). There is generally no guarantee that the Contract Value at the Maturity Date will equal or exceed the total Purchase Payments made under the Contract, except as specified or elected under the Death Benefit provisions described on page 18.

PURCHASE PAYMENTS

The initial Purchase Payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, the Company may change the size of minimum initial Purchase Payments and subsequent payments. In some states, subsequent Purchase Payments may not be allowed.

The Company will apply the initial Purchase Payment within two business days after its receipt at the Company's Home Office. Subsequent Purchase Payments will be credited to a Contract on the basis of Accumulation Unit Values next determined after receipt of the Purchase Payment.

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value (including charges) within twenty days after you receive it (the "free-look period"). Where state law requires a longer free-look period, or the return of Purchase Payments, the Company will comply. The Contract Owner bears the investment risk during the free-look period; therefore, the Contract Value returned may be greater or less than your Purchase Payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your Purchase Payment will be refunded in full; during the remainder of the free-look period, the Contract Value (including charges) will be refunded. All Contract Values will be determined as of the next valuation following the Company's receipt of the Owner's written request for refund.

ACCUMULATION UNITS

The number of Accumulation Units to be credited to the Contract once a Purchase Payment has been received by the Company is determined by dividing the amount allocated to each Funding Option by the current applicable Accumulation Unit Value. The value of an Accumulation Unit may increase or decrease. The value of an Accumulation Unit on any date other than a Valuation Date will be equal to its value as of the next succeeding Valuation Date.

The initial Accumulation Unit Value applicable to each Funding Option was established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by the net investment factor for the Valuation Period just ended. The net investment factor, calculated for each Funding Option takes into account the investment performance, expenses and the deduction of certain expenses. The net investment factor equation is described more fully in the SAI.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

No sales charges are deducted from Purchase Payments when they are applied under the Contract. However, a CDSC will be assessed if a full or partial surrender of the Contract Value is made during the first seven years following a Purchase Payment. The length of time from receipt of the Purchase Payment to the time of surrender determines the amount of the charge.

The CDSC is equal to a percentage of the amount withdrawn from the Contract (not to exceed the aggregate amount of Purchase Payments made) and is calculated as follows:

  LENGTH OF TIME FROM
   PURCHASE PAYMENT              CONTINGENT DEFERRED
   (NUMBER OF YEARS)                SALES CHARGE
----------------------------------------------------
           1                              6%
           2                              6%
           3                              5%
           4                              5%
           5                              4%
           6                              3%
           7                              2%
   8 and thereafter                       0%

Surrenders will be deemed to be taken first from any applicable free withdrawal amount (as described below); next from remaining Purchase Payments (on a first-in, first-out basis); and then from contract earnings (in excess of the free withdrawal amount). Unless the Company receives other instructions, the CDSC will be deducted from the amount requested.

No CDSC will be assessed (1) in the event of distributions resulting from the death of the Contract Owner or the death of the Annuitant with no Contingent Annuitant surviving; (2) if an annuity payout has begun; or (3) if an income option of at least five years' duration is begun after the first Contract Year.

The purpose of this charge is to help defray expenses incurred in the sale of the Contract, including commissions and other expenses associated with the printing and distribution of prospectuses and sales material. However, the Company expects that the CDSC assessed under the Contract will be insufficient to cover these expenses; the difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract which are described below.

FREE WITHDRAWAL ALLOWANCE. After the first Contract Year, surrenders of up to 10% of the Contract Value as of the end of the previous Contract Year are available without the imposition of a CDSC. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions. In the state of Washington, the free withdrawal allowance applies to all surrenders.

ADMINISTRATIVE CHARGES

CONTRACT ADMINISTRATIVE CHARGE. An administrative charge of $30 will be deducted annually from the Contract to compensate the Company for expenses incurred in establishing and administering the Contract. The contract administrative charge will be deducted from the Contract Value on the fourth Friday of each August by cancelling Accumulation Units applicable to each Funding Option on a pro rata basis. This charge will be prorated from the date of purchase to the next date of assessment of charge. A prorated charge will also be assessed upon voluntary or involuntary surrender of the Contract. The contract administrative charge will not be assessed if (1) the distribution results from the death of the Contract Owner or the Annuitant with no Contingent

Annuitant surviving, (2) after an annuity payout has begun, or (3) if the Contract Value is equal to or greater than $40,000 on the charge assessment date.

SUB-ACCOUNT ADMINISTRATIVE CHARGE. An administrative charge is deducted on each Valuation Date from amounts allocated to the variable Funding Options in order to compensate the Company for certain related administrative and operating expenses. The charge is equivalent, on an annual basis, to 0.15% of the daily net asset value allocated to each of the Funding Options.

Neither administrative charge can be increased. The charges are set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force, and the Company does not expect to profit from these charges.

MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is deducted on each Valuation Date from amounts held in the Separate Account. This charge is equivalent, on an annual basis, to 1.25% of the amounts allocated to each Funding Option. The Company reserves the right to lower this charge at any time. The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for guaranteeing to provide the death benefit if an Annuitant dies prior to the Maturity Date. The expense risk charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess will be a profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The CDSC, the administrative charges, and the mortality and expense risk charge under the Contract may be reduced or eliminated when certain sales of the Contract result in savings or reduction of sales expenses, administrative or mortality and expenses. The entitlement to such a reduction in the CDSC, the administrative charges, or the mortality and expense risk charge will be based on the following: (1) the size and type of group to which sales are to be made;
(2) the total amount of Purchase Payments to be received; and (3) any prior or existing relationship with the Company. There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses, administrative charges, or mortality and expense risk charges. The reduction or elimination of the CDSC, the administrative charge, or the mortality expense charges will be permitted only where such reduction or elimination will not be unfairly discriminatory to any person.

FUNDING OPTION CHARGES

Fund ABD purchases shares of the Funding Options at net asset value. The net asset value of each Funding Option reflects investment management fees and other expenses deducted from the assets of the Funding Options. For a complete description of these investment advisory fees and other expenses, refer to the prospectuses for the Funding Options.

PREMIUM TAX

Certain state and local governments impose premium taxes. These taxes currently range from 0.5% to 5.0%, depending upon jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the Contract Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains, or value of the Contract, we reserve the right to charge you proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER. The Contract belongs to the Contract Owner designated on the Contract Specifications page, or to any other person subsequently named pursuant to a valid assignment. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. The Contract Owner has sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided the Contract Owner has not named an irrevocable beneficiary and provided the Contract is not assigned.

The Contract Owner is the recipient of all payments while the Annuitant is alive unless the Contract Owner directs them to an alternate recipient. An alternate recipient under a payment direction does not become the Contract Owner.

JOINT OWNER. For nonqualified contracts only, Joint Owners (i.e., married spouses) may be named in a written request prior to the Contract Date. Joint Owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by joint action. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a Joint Owner end at death if the other Joint Owner survives. The entire interest of the deceased Joint Owner in the Contract will pass to the surviving Joint Owner.

BENEFICIARY

The Beneficiary is the party named by the Owner in a written request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or the Owner. If there is more than one Beneficiary surviving the Annuitant, the Beneficiaries will share equally in benefits unless different shares are recorded with the Company by written request prior to the death of the Annuitant or Owner.

With nonqualified contracts, the Beneficiary may differ from the designated beneficiary as defined in the Contract. The designated beneficiary may take the contract benefits in lieu of the Beneficiary upon the death of the Contract Owner.

Unless an irrevocable Beneficiary has been named, the Owner has the right to change any Beneficiary by written request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated on the Contract Specifications page, and is the individual on whose life the Maturity Date and the amount of the monthly annuity payments depend. The Annuitant may not be changed after the Contract Date.

For nonqualified contracts only, the Contract Owner may also name one individual as a Contingent Annuitant by written request prior to the Contract Date. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date.

See Appendix C for Contracts issued in New York.

If an Annuitant who is not also an Owner or a Joint Owner dies prior to the Maturity Date while this Contract is in effect and while the Contingent Annuitant is living:

     1) the Contract Value will not be payable upon the Annuitant's death;

     2) the Contingent Annuitant becomes the Annuitant; and

     3) all other rights and benefits provided by this Contract will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect, unless otherwise provided.

                                   TRANSFERS
--------------------------------------------------------------------------------

Prior to the Maturity Date, the Contract Owner may transfer all or part of the Contract Value between Sub-Accounts. There are no charges or restrictions on the amount or frequency of transfers currently; however, the Company reserves the right to charge a fee for any transfer request, and to limit the number of transfers to no more than one in any six-month period. Since different Funding Options have different expenses, a transfer of Contract Values from one Sub-Account to another could result in a Contract Owner's investment becoming subject to higher or lower expenses.

DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)

Dollar cost averaging permits the Contract Owner to transfer a fixed dollar amount to other Sub-Accounts on a monthly or quarterly basis so that more Accumulation Units are purchased in a Sub-Account if the value per unit is low and less Accumulation Units are purchased if the value per unit is high. Therefore, a lower-than-average value per unit may be achieved over the long run.

You may elect automated transfers through written request or other method acceptable to the Company. (See Appendix C for Contracts issued in New York.) You must have a minimum total Contract Value of $5,000 to enroll in the Dollar Cost Averaging program. The minimum total automated transfer amount is $400.

Certain restrictions apply for automated transfers from the Fixed Account that do not apply to automated transfers from any of the other Sub-Accounts. You may establish automated transfers of Contract Values from the Fixed Account. Automated transfers from the Fixed Account may not deplete your Fixed Account Value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Contract, including provisions relating to the transfer of money between investment options. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the Contract Value, Contract Owners should consider the risks involved in switching between investments available under this Contract. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

TELEPHONE TRANSFERS

A Contract Owner may place a transfer request via telephone. The telephone transfer privilege is available once authorized in a form acceptable to the Company. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:00 a.m. and 4:00 p.m., Eastern time. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and will promptly notify the caller.

The Company will make a reasonable effort to record each telephone transfer conversation, but in the event that no recording is effective or available, the Contract Owner will remain liable for each telephone transfer effected. Additionally, the Company is not liable for acting upon instructions believed to be genuine and in accordance with the procedures described above. As a result of this policy, the Contract Owner may bear the risk of loss in the event that the Company follows instructions that prove to be fraudulent.

                           SURRENDERS AND REDEMPTIONS
--------------------------------------------------------------------------------

A Contract Owner may redeem all or any portion of the Cash Surrender Value at any time prior to the Maturity Date. The Contract Owner must submit a written request specifying the investment option(s) from which the surrender is to be made. The Cash Surrender Value will be determined as of the next valuation following receipt of the Owner's surrender request at the Company's Home Office. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the Contract Value at the time of surrender.

The Company may defer payment of any Cash Surrender Value for a period of not more than seven days after the request is received in the mail, but it is our intent to pay as soon as possible. Requests for surrender that are not in good order will not be processed until the deficiencies are corrected. The Company will contact the Contract Owner to advise of the reason for the delay and what is needed to act upon the surrender request.

SYSTEMATIC WITHDRAWALS

Prior to the Maturity Date, a Contract Owner may elect to take systematic withdrawals by surrendering a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable surrender charges above the free withdrawal allowance and any applicable premium taxes will be deducted. The minimum Contract Value required to elect systematic withdrawals is $15,000 and the election must be made on the form provided by the Company. The Company will process the withdrawals by surrendering on a pro-rata basis Accumulation Units from all investment options in which the Contract Owner has an interest, unless otherwise directed. The Contract Owner may begin or discontinue systematic withdrawals at any time by notifying the Company in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

The Company reserves the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners. See Appendix C for Contracts issued in the State of New York.

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. Contract owners should consult with their tax adviser regarding the tax consequences of systematic withdrawals.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Prior to the Maturity Date, a Death Benefit is payable to the Beneficiary when either the Annuitant, you or the first of Joint Owners, dies and there is no Contingent Annuitant. Death Benefits are payable upon the Company's receipt at its Home Office of due proof of death. If the Company is notified of the Annuitant's, Contract Owner's, or first of the Joint Owner's death more than six months after the death, the Death Benefit will be the Contract Value. A Beneficiary may request that a death benefit payable under the Contract be applied to one of the settlement options available under the Contract. (See also "Nonqualified Annuity Contracts," page 24.) See Appendix B and C, respectively, for Contracts issued in Florida and New York.

For nonqualified contracts, if the Contract Owner (including the first of joint owners) dies before the Maturity Date, a distribution may be required under the minimum distribution requirements of the federal tax law. If so required, the Company will recalculate the value of the Death Benefit under the provisions of "Death Proceeds Prior to the Maturity Date," below. The value of the Death Benefit, as recalculated, will be credited to the party taking distributions upon the death of the Contract Owner with the Annuitant or Contingent Annuitant surviving. This will generally be the surviving joint owner or otherwise the Beneficiary in accordance with all the circumstances and the terms of the Contract. This party may differ from the Beneficiary who was named by the Owner in a written request and who would receive any remaining contractual benefits upon the death of the Annuitant. This party may be paid in a single lump sum, or by other options, but should take distributions as required by minimum distribution requirements of the federal tax law.

If the Contract Owner's spouse is the surviving joint owner, the spouse may elect to continue the Contract as owner in lieu of taking a distribution under the Contract. (See, "Nonqualified Annuity Contracts," page 24.) In either case, all references to age in the "Death Proceeds Prior to the Maturity Date" section will be based on the Contract Owner's age rather than the Annuitant's age.

DEATH PROCEEDS PRIOR TO THE MATURITY DATE

If the Annuitant dies before age 75 and before the Maturity Date, the Company will pay to the Beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or prior surrenders not previously deducted:

     1) the Contract Value;

     2) the total Purchase Payments made under the Contract; or

     3) the Contract Value on the latest fifth contract year anniversary immediately preceding the date on which the Company receives due proof of death.

If the Annuitant dies on or after age 75, but before age 85 (90 in Florida and New York) and before the Maturity Date, the Company will pay to the Beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or prior surrenders not previously deducted:

     1) the Contract Value;

     2) the total Purchase Payments made under the Contract; or

     3) the Contract Value on the latest fifth contract year anniversary occurring on or before the Annuitant's 75th birthday.

If the Annuitant dies on or after age 85 and before the Maturity Date, the Company will pay to the Beneficiary a death benefit in an amount equal to the Contract Value, less any applicable premium tax. (This provision does not apply in Florida.)

DEATH PROCEEDS AFTER THE MATURITY DATE

If the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or Income Option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Annuity Payments will ordinarily begin on the Maturity Date stated in the Contract. If no Maturity Date is elected, the Maturity Date will be the Annuitant's 70th birthday for qualified contracts and the Annuitant's 75th birthday, or ten years after the Contract Date, if later, for nonqualified contracts. The Maturity Date is the date on which the Company will begin paying the first of a series of Annuity or Income Payments in accordance with the Settlement Option selected by the Contract Owner. Annuity or Income Payments will begin on the Maturity Date unless the Contract has been fully surrendered or the proceeds have been paid to the Beneficiary prior to that date. The Company may require proof that the Annuitant is alive before Annuity Payments are made.

For nonqualified Contracts, at least 30 days before the original Maturity Date, a Contract Owner may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with qualified contracts upon either the Contract Owner's attainment of age 70 1/2 or the death of the Contract

Owner. Independent tax advice should be sought regarding the election of minimum required distributions.

See Appendix B and C, respectively, for Contracts issued in Florida and New
York.

ALLOCATION OF ANNUITY

When an Annuity Option is elected, it may be elected as a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, no election has been made to the contrary, the Cash Surrender Value shall be applied to provide an annuity funded by the same investment options. At least 15 days prior to the Maturity Date, you may reallocate the Contract Value among the investment options in order to reallocate the basis on which Annuity Payments will be determined. (See "Transfers," page 17.)

VARIABLE ANNUITY

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1. An Annuity Unit Value as of any Valuation Date is equal to (a) the value of the Annuity Unit on the immediately preceding Valuation Date, multiplied by (b) the corresponding net investment factor for the Valuation Period just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.) The value of an Annuity Unit as of any date other than a Valuation Date is equal to its value on the next succeeding Valuation Date.

The number of Annuity Units credited to the Contract is determined by dividing the first monthly Annuity Payment attributable to each Sub-Account by the corresponding Annuity Unit Value as of 14 days prior to the date Annuity Payments commence. The number of Annuity Units remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly Annuity Payment. The amount applied to effect a variable annuity will be the value of the Sub-Account as of 14 days before the date Annuity Payments commence less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the Annuity Option elected. A formula for determining the adjusted age is contained in the Contract. The total first monthly Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that Annuity Option. The Company reserves the right to require satisfactory proof of age of any person on whose life Annuity Payments are based before making the first payment under any of the Settlement Options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of the second and subsequent Annuity Payments is not predetermined and may change from month to month based on the investment experience of the applicable Funding Option. The total amount of each Annuity Payment will be equal to the sum of the basic payments in each Funding Option. The actual amounts of these payments are determined by multiplying the number of Annuity Units credited to each Funding Option by the corresponding Annuity Unit Value as of the date 14 days prior to the date before payment is due.

See Appendix B for Contracts issued in Florida.

FIXED ANNUITY

A Fixed Annuity provides for payments which do not vary during the Annuity period. The minimum guaranteed amount of the Fixed Annuity Payments will be calculated as described under "Variable Annuity: Determination of First Annuity Payment," except that the Cash Surrender Value will be determined as of the day annuity payments commence. If it would produce a larger payment, the Fixed Annuity Payments will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

On the Maturity Date, or other agreed-upon date, the Company will pay the amount due under the Contract in one lump sum, or in accordance with the payment option selected by the Contract Owner. Election of an option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner. While the Annuitant is alive, the Contract Owner may change a Settlement Option election by written request at any time prior to the Maturity Date. Once Annuity or Income Payments have begun, no further election changes are allowed. During the Annuitant's lifetime, if no election has been made prior to the Maturity Date, the Company will pay to the Contract Owner (or other designated Payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life
Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an Annuity or Income Option will be $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in one lump-sum payment.

See Appendix B for Contracts issued in Florida.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the Cash Surrender Value of the Contract may be paid under one or more of the following Annuity Options. Payments under the Annuity Options may be elected on a monthly, quarterly, semiannual or annual basis.

OPTION 1 -- LIFE ANNUITY -- NO REFUND. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND. The Company will make Annuity Payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. The Company will make Annuity Payments during the lifetimes of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee, the other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 5 -- OTHER ANNUITY OPTIONS. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the Annuity Options described above, and subject to the conditions described under "Election of Options," all or part of the Cash Surrender Value of the Contract may be paid under one or more of the following Income Options, provided that they are consistent with federal tax law qualification requirements. Payments under the Income Options may be elected on a monthly, quarterly, semiannual or annual basis:

OPTION 1 -- PAYMENTS OF A FIXED AMOUNT. The Company will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. The first payment and all later payments will be paid from amounts attributable to each investment option in proportion to the Cash Surrender Value attributable to each. The final payment will include any amount insufficient to make another full payment.

OPTION 2 -- PAYMENTS FOR A FIXED PERIOD. The Company will make payments for the fixed period selected based on the Cash Surrender Value as of the date payments commence. If, at the death of the Annuitant, the total number of fixed payments has not been made, the payments will be made to the Beneficiary.

OPTION 3 -- OTHER INCOME OPTIONS. The Company will make any other arrangements for Income Payments as may be mutually agreed upon.

The amount applied to effect an Income Option will be the Cash Surrender Value as of the date Income Payments commence, less any applicable premium taxes not previously deducted plus any applicable contingent deferred sales charge. The Contract Value used to determine the amount of any Income Payment will be determined on the same basis as the Contract Value during the Accumulation Period, including the deduction for mortality and expense risks and the Sub-Account Administrative Charge. Income Options differ from Annuity Options in that the amount of the payments made under Income Options are unrelated to the length of life of any person. Although the Company continues to deduct the charge for mortality and expense risks, it assumes no mortality risks for amounts applied under any Income Option. Moreover, payments are unrelated to the actual life span of any person. Thus, the Annuitant may outlive the payment period.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

TERMINATION

No Purchase Payments after the first are required to keep the Contract in effect. However, the Company reserves the right to terminate the Contract on any Valuation Date if the Contract Value as of that date is less than $1,000 and no Purchase Payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the Contract Owner at his or her last known address and to any assignee of record. If the Contract is terminated, the Company will pay to the Contract Owner the Cash Surrender Value (Contract Value, in the states of Washington, New Jersey and New York), less any applicable administrative charge or premium tax.

See Appendix C for Contracts issued in the State of New York.

MISSTATEMENT

If the Annuitant's or Contract Owner's sex or date of birth was misstated, all benefits under the Contract are what the Purchase Payment paid would have purchased at the correct sex and age. Proof of the Annuitant's or Contract Owner's age may be filed at any time at the Company's Home Office.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, the Company will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit Value(s) as of the date of the report for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

The Company may permit Contract Owners to transfer their Contract Values into other annuities offered by the Company or its affiliated insurance Companies under rules then in effect.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a Contract Owner or Beneficiary who may make elections under a contract. For further information, a qualified tax adviser should be consulted.

GENERAL TAXATION OF ANNUITIES

Amounts credited to the Contract are not generally taxable until they are received by the Contract Owner or the Beneficiary, either in the form of Annuity Payments or other distributions. Distributions from annuities that include previously taxed amounts may be taxed on either an income-first basis or an income-last basis, or on a pro-rata basis according to the type of plan or due to other circumstances.

TAX LAW DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a segregated asset account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how segregated asset accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the segregated asset accounts must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includible annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the accounts.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the Contract Owner has attained the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain tax-qualified plans.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the Owner or the Annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without tax law funding limits. The Purchase Payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to Purchase Payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a Contract Owner when the Contract Owner transfers the contract without adequate consideration.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the Maturity Date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the Cash Value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the Beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an Annuity Option is elected or whether the new Contract Owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $2,250.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Under a qualified pension or profit-sharing plan, Purchase Payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or Beneficiary.

Distributions are taxable to the participant or Beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

     1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

        There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or Beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

        A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or Beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal Beneficiary is otherwise underwithheld or short on estimated taxes for that year.

     2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

        To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

     3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PE IOD GREATER THAN ONE YEAR)

        The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1996, a recipient receiving periodic payments (e.g., monthly or annual payments under an Annuity Option) which total $14,350 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                                 VOTING RIGHTS
--------------------------------------------------------------------------------

The Contract Owner has certain voting rights in Fund ABD and the Funding Options. The number of votes which a Contract Owner may cast in the accumulation period is equal to the number of Accumulation Units credited under the Contract. During the annuity period, the Contract Owner may cast the number of votes equal to (i) the reserve related to the Contract divided by (ii) the value of an Accumulation Unit. A Contract Owner's voting rights will decline as the reserve for the Contract declines.

Each person having a voting interest in Fund ABD will receive periodic reports relating to the Funding Options in which he or she has an interest, as well as any proxy materials, including a form on which to give voting instructions with respect to the proportion of the Funding Option shares held by Fund ABD which correspond to his or her interest in the Funding Option.

Upon the death of the Contract Owner, all voting rights will vest in the Beneficiary of the Contract, except in the case of Contracts where the surviving spouse becomes the owner.

The Company will vote shares of Funding Options held by Fund ABD at regular and special meetings of the Funding Option shareholders in accordance with instructions received from persons having a voting interest in Fund ABD. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. If the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the Funding Options in its own right, it may elect to do so.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. The compensation paid to sales representatives will not exceed 8.5% of the payments made under the Contracts.

From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

Any sales representative or employee will have been qualified to sell Variable Annuities under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and all are members of the National

Association of Securities Dealers, Inc. Tower Square Securities, Inc., an affiliate of the Company, is the principal underwriter for the Contracts; however, it is currently anticipated that an affiliated broker-dealer may become the principal underwriter for the Contracts during 1997.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. The Company may at any time make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

                         LEGAL PROCEEDINGS AND OPINIONS
--------------------------------------------------------------------------------

There are no pending material legal proceedings affecting Fund ABD. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this Prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been reviewed by the General Counsel of the Life and Annuity Division of the Company.

                                   APPENDIX A
                               THE FIXED ACCOUNT
--------------------------------------------------------------------------------

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of Fund ABD or any of the Funding Options does not affect the Fixed Account portion of the Contract Owner's Contract Value, or the dollar amount of fixed annuity payments made under any payout option. The Fixed Account may not be available in some jurisdictions.

The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable surrender charge as described under "Charges and Deductions" in this prospectus.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of the Securities Act of 1933 or 1940 Acts. The Company will invest the assets of the Fixed Account at its discretion. Investment income from such Fixed Account assets will be allocated to the Company and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time.

The initial rate for any allocations to the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. The Company also guarantees that for the life of the Contract it will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in the sole discretion of the company. The contract owner assumes the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

Transfers from the Fixed Account to any other available investment option(s) will be permitted twice a year during the 30 days following the semiannual Contract Date anniversary in an amount of up to 15% of the Fixed Account Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other investment options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion.

Automated transfers from the Fixed Account to any of the investment options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX B
                    CONTRACTS ISSUED IN THE STATE OF FLORIDA
--------------------------------------------------------------------------------

THE ANNUITY PERIOD

MATURITY DATE

The maturity date may not be any date beyond the Annuitant's 90th birthday.

THE VARIABLE ANNUITY

Variable payouts are not permitted in Florida. Contract Owners may only have their Contract Values applied to provide a Fixed Annuity.

Disregard the "Variable Annuity" section described on page 20.

ELECTION OF OPTIONS

On the Maturity Date, or other agreed-upon date, the Company will pay an amount payable under the Contract in accordance with the payment option selected by the Contract Owner. Election of an option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner. While the Annuitant is alive, the Contract Owner may change a Settlement Option election by Written Request at any time prior to the Maturity Date. Once Annuity or Income Payments have begun, no further election changes are allowed. During the Annuitant's lifetime, if no election has been made prior to the Maturity Date, the Company will pay to the Contract Owner the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain tax-qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an Annuity or Income Option will be $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in one lump-sum payment.

                                   APPENDIX C
                   CONTRACTS ISSUED IN THE STATE OF NEW YORK
--------------------------------------------------------------------------------

RIGHT TO RETURN

The Contract may be returned for a full refund of the Contract Value (including charges) within twenty days after delivery of the Contract to the Contract Owner (the "free-look period"). For purposes of determining the refund amount, all Contract Values will be determined as of the Return Date, which is the next valuation after the date you mail or deliver the Written Request to the Company's Home Office or to your Agent. If the Contract is returned within the first 7 days of the free-look period, we will calculate the Contract Value by using the investment experience of the Smith Barney Money Market Portfolio Sub-Account as of the Return Date. If the Contract is returned during the last 8 to 20 days of the free-look period, we will calculate the Contract Value Date by using the investment experience of the Sub-Account(s) selected on your application, or as you have instructed us more recently. If Purchase Payments are allocated to the Fixed Account during the free-look period, then the full Contract Value will be returned. After the Contract is returned, it will be considered as if never in effect.

ANNUITANT

If the Owner of a Contract is also the Annuitant, a Contingent Annuitant may not be named.

DOLLAR-COST AVERAGING (AUTOMATED TRANSFERS)

You may establish automated transfers of Contract Values on a monthly or quarterly basis from the Fixed Account and certain of the Sub-Accounts to other Sub-Accounts only through written request.

SYSTEMATIC WITHDRAWALS

The Company waives the right to discontinue offering systematic withdrawals or to assess a processing fee for this service.

MATURITY DATE

The Maturity Date may not be any date beyond the Annuitant's 90th birthday.

TERMINATION

No Purchase Payments after the first are required to keep the Contract in effect. However, the Company reserves the right to terminate the Contract on any Valuation Date if the Contract Value as of that date is less than $1,000 and no Purchase Payments have been made for at least three years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the Contract Owner at his or her last known address and to any assignee of record. If the Contract is terminated, the Company will pay to the Contract Owner the Contract Value, if any, less any applicable administrative charge or premium tax. No Contingent Deferred Sales Charge will apply in the event of termination by the Company.

                                   APPENDIX D
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Management Agreement
        Valuation of Assets
        Performance Information
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 19, 1996 (FORM NO. L-12547S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE DOTTED LINE ABOVE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY INVESTOR SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                                     dated

                               August 19, 1996

                                      for

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                                   ISSUED BY

                        THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated August 19, 1996. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling 1-860-277-0111.




                               TABLE OF CONTENTS

THE INSURANCE COMPANY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1

PRINCIPAL UNDERWRITER  . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1

DISTRIBUTION AND MANAGEMENT AGREEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     F-1

                             THE INSURANCE COMPANY

     The Travelers Insurance Company (the "Company"), is a stock insurance companychartered in 1864 in Connecticut and continuously engaged in the insurancebusiness since that time. It is licensed to conduct life insurance business inall states of the United States, the District of Columbia, Puerto Rico, Guam,the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group, a financial services holding company. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

   The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund ABD meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD are subject to the provisions of
Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

THE FIXED ACCOUNT. The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund ABD or any other separate account sponsored by the Company or its affiliates.

The staff of the Securities and Exchange Commission does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

                             PRINCIPAL UNDERWRITER

         Tower Square Securities, Inc. ("Tower Square"), an affiliate of the Company, serves as principal underwriter for Fund ABD and the Contracts. The offering is continuous. Tower Square is an indirect wholly owned subsidiary of Travelers Group Inc. and its principal executive offices are located at One Tower Square, Hartford, Connecticut.

                     DISTRIBUTION AND MANAGEMENT AGREEMENT

         Under the terms of the Distribution and Management Agreement among Fund ABD, the Company and Tower Square, the Company provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts sold by the Company in connection with the Fund ABD. Tower Square performs the sales functions related to the Contracts. The Company reimburses Tower Square for commissions paid, other sales expenses and certain overhead expenses connected with sales functions. The Company also pays all costs (including costs associated with the preparation of sales literature); all costs of qualifying the Fund ABD and the variable annuity contract with regulatory authorities; the costs of proxy solicitation; and all custodian, accountant's and legal fees. The Company also provides without cost to the Fund ABD all necessary office space, facilities, and personnel to manage its affairs.


                              VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Underlying Fund is determined on each Valuation Date as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes in account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the Insurance Charge and the Funding Option Administrative Charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:
    (a) = investment income plus capital gains and losses (whether realized or unrealized);
    (b) = any deduction for applicable taxes (presently zero); and
    (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

   The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period.


                            PERFORMANCE INFORMATION

         From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund ABD. The Company may advertise the "standardized average annual total returns" of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "non-standardized total return," as described below:

STANDARDIZED METHOD. Quotations of average annual total return are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge ($30) is converted to a percentage of assets based on the actual fees collected, (or anticipated, in the case of a new product)
divided by the average net assets for contracts sold under the   Prospectus (or
anticipated to be sold) to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable Contingent Deferred Sales Charge at that time.

        NON-STANDARDIZED METHOD. Non-standardized "average annual total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Non-standardized total returns will not reflect the deduction of any applicable Contingent Deferred Sales Charge or the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long-term investment.

         GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD and the Underlying Funds.

For Funding Options that were in existence prior to the date they became available under Fund ABD, the standardized and non-standardized average annual total return quotations will show the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance. An Owner's Contract Value at redemption may be more or less than original cost.

         Average annual total returns for each of the Funding Options (excluding Cash Income Trust) computed according to the standardized and non-standardized methods for the period ending December 31, 1995 (beginning at inception date) are set forth in the following table.

                           TOTAL RETURN CALCULATIONS
                        FUNDING OPTIONS OF FUND ABD II

-----------------------------------------------------------------------------------------------------------
         STANDARDIZED                                   NON-STANDARDIZED
                                                                                                  Inception
                                                                                                    Date

-----------------------------------------------------------------------------------------------------------
                       1-YR       5-YR       10-YR         1-YR      3-YR       5-YR       10-YR
Capital Appreciation
   Fund                28.45%     16.57%     9.52%         34.47%    12.73%     17.02%     9.53%    3/18/82
Alliance Growth        26.97%     20.50%*     --           32.99%    24.04%*     --         --      6/20/94
MFS Total Return       17.93%      9.64%*     --           23.95%    13.36%*     --         --      6/20/94
Putnam Diversified
    Income              9.74%      6.78%*     --           15.76%    10.55%*     --         --      6/20/94

* Since inception.

                            INDEPENDENT ACCOUNTANTS

         Coopers & Lybrand L.L.P., certified public accountants, 100 Pearl Street, Hartford, Connecticut, are the independent auditors for Fund ABD. The services provided to Fund ABD will include primarily the audit of the Fund's financial statements. Financial Statements for Fund ABD are not available since the Fund had no assets as of the effective date of this SAI.

         The consolidated balance sheet of the Travelers Insurance Company and Subsidiaries (the "Company") as of December 31, 1995 and 1994 and the consolidated statements of operation and retained earnings and cash flows for each of the years then ended, have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering the December 31, 1995 consolidated financial statements of the Company refers to a change in the accounting for investments in accordance with provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities," in 1994.

         The consolidated statements of operations and retained earnings and cash flows of the Company for the year ended December 31, 1993, have been included herein in reliance upon the report dated January 24, 1994 of Coopers & Lybrand, L.L.P., certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                          Independent Auditors' Report

The Board of Directors and Shareholder of
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and Subsidiaries as of December 31, 1995 and 1994, and the related consolidated statements of operations and retained earnings and cash flows for the years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1995 and 1994, and the results of their operations and their cash flows for the years then ended, in conformity with generally accepted accounting principles.

As discussed in note 3 to the consolidated financial statements, the Company adopted the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities," in 1994.




                                                 /s/KPMG Peat Marwick LLP
                                                 ------------------------

Hartford, Connecticut
January 16, 1996

                       Report of Independent Accountants

To the Board of Directors and Shareholder of The Travelers Insurance Company and Subsidiaries:

We have audited the consolidated statements of operations and retained earnings and cash flows of The Travelers Insurance Company and Subsidiaries for the year ended December 31, 1993. These consolidated financial statements are the responsibility of Company management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated results of operations and cash flows of The Travelers Insurance Company and Subsidiaries for the year ended December 31, 1993 in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.
----------------------------
Hartford, Connecticut
January 24, 1994

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENT OF OPERATIONS AND RETAINED EARNINGS

-----------------------------------------------------------------------------------------------------
(for the year ended December 31, in millions)                                1995      1994  |   1993
---------------------------------------------------------------------------------------------|-------
                                                                                             |
REVENUES                                                                                     |
Premiums                                                                   $1,496    $1,492  | $  330
Net investment income                                                       1,824     1,702  |  1,730
Realized investment gains (losses)                                            106        13  |    (39)
Other                                                                         221       199  |    153
---------------------------------------------------------------------------------------------|-------
                                                                            3,647     3,406  |  2,174
---------------------------------------------------------------------------------------------|-------
                                                                                             |
BENEFITS AND EXPENSES                                                                        |
Current and future insurance benefits                                       1,185     1,216  |    792
Interest credited to contractholders                                          967       961  |  1,200
Amortization of deferred acquisition costs and                                               |
   value of insurance in force                                                290       281  |     56
Other operating expenses                                                      368       351  |    211
---------------------------------------------------------------------------------------------|-------
                                                                            2,810     2,809  |  2,259
---------------------------------------------------------------------------------------------|-------
                                                                                             |
Income (loss) from continuing operations before                                              |
   federal income taxes                                                       837       597  |    (85)
---------------------------------------------------------------------------------------------|-------
                                                                                             |
Federal income taxes:                                                                        |
  Current                                                                     233       (96) |    (58)
  Deferred                                                                     57       307  |    (48)
---------------------------------------------------------------------------------------------|-------
                                                                              290       211  |   (106)
---------------------------------------------------------------------------------------------|-------
                                                                                             |
Income from continuing operations                                             547       386  |     21
                                                                                             |
Discontinued operations, net of income taxes                                                 |
   Income from operations (net of taxes of $18, $83 and $48)                   72       150  |    120
   Gain on disposition (net of taxes of $68, $18 and $0)                      131         9  |      -
---------------------------------------------------------------------------------------------|-------
Income from discontinued operations                                           203       159  |    120
---------------------------------------------------------------------------------------------|-------
                                                                                             |
Net income                                                                    750       545  |    141
Retained earnings beginning of year                                         1,562     1,017  |    888
Dividend to parent                                                              -         -  |    (14)
Preference stock tax benefit allocated by parent                                -         -  |      2
---------------------------------------------------------------------------------------------|-------
Retained earnings end of year                                              $2,312    $1,562  | $1,017
-----------------------------------------------------------------------------------------------------

                See notes to consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEET

-------------------------------------------------------------------------------------------------------------
(at December 31, in millions)                                                             1995           1994
-------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at market (cost, $18,187; $18,579)                $18,842        $17,260
Equity securities, at market (cost, $182; $173)                                            224            169
Mortgage loans                                                                           3,626          4,938
Real estate held for sale, net of accumulated depreciation of $9; $9                       293            383
Policy loans                                                                             1,888          1,581
Short-term securities                                                                    1,554          2,279
Other investments                                                                          874            885
-------------------------------------------------------------------------------------------------------------
         Total investments                                                              27,301         27,495
-------------------------------------------------------------------------------------------------------------
Cash                                                                                        73            102
Investment income accrued                                                                  338            362
Premium balances receivable                                                                107            215
Reinsurance recoverables                                                                 4,107          2,915
Deferred acquisition costs and value of insurance in force                               1,962          1,939
Deferred federal income taxes                                                                -            950
Separate and variable accounts                                                           6,949          5,160
Other assets                                                                             1,464          1,397
-------------------------------------------------------------------------------------------------------------
         Total assets                                                                  $42,301        $40,535
-------------------------------------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                                                   $14,525        $16,354
Future policy benefits                                                                  11,783         11,480
Policy and contract claims                                                                 571          1,222
Separate and variable accounts                                                           6,916          5,128
Short-term debt                                                                             73             74
Deferred federal income taxes                                                               32              -
Other liabilities                                                                        2,173          1,923
-------------------------------------------------------------------------------------------------------------
         Total liabilities                                                              36,073         36,181
-------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million
 shares authorized, issued and outstanding                                                 100            100
Additional paid-in capital                                                               3,134          3,452
Retained earnings                                                                        2,312          1,562
Unrealized investment gains (losses), net of taxes                                         682           (760)
-------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                      6,228          4,354
-------------------------------------------------------------------------------------------------------------

         Total liabilities and shareholder's equity                                    $42,301        $40,535
-------------------------------------------------------------------------------------------------------------

                See notes to consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                          Increase (Decrease) in Cash

------------------------------------------------------------------------------------------------------------
(for the year ended December 31, in millions)                                1995         1994   |      1993
-------------------------------------------------------------------------------------------------|----------
                                                                                                 |
CASH FLOWS FROM OPERATING ACTIVITIES                                                             |
  Premiums collected                                                     $  1,346      $ 1,394   |   $   551
  Net investment income received                                            1,855        1,719   |     1,638
  Other revenues received                                                      90           (2)  |         2
  Benefits and claims paid                                                   (846)      (1,115)  |      (960)
  Interest credited to contractholders                                       (960)        (868)  |    (1,097)
  Operating expenses paid                                                    (615)        (536)  |      (231)
  Income taxes (paid) refunded                                                (63)         (27)  |        25
  Trading account investments, (purchases) sales, net                           -            -   |    (1,585)
  Other                                                                      (137)         (81)  |       308
-------------------------------------------------------------------------------------------------|----------
      Net cash provided by (used in) operating activities                     670          484   |    (1,349)
      Net cash provided by (used in) discontinued operations                 (596)         233   |       (23)
-------------------------------------------------------------------------------------------------|-----------
      Net cash provided by (used in) operations                                74          717   |    (1,372)
-------------------------------------------------------------------------------------------------|-----------
CASH FLOWS FROM INVESTING ACTIVITIES                                                             |
  Investment repayments                                                                          |
    Fixed maturities                                                        1,974        2,528   |     2,369
    Mortgage loans                                                            680        1,266   |     1,103
  Proceeds from investments sold                                                                 |
    Fixed maturities                                                        6,773        1,316   |        99
    Equity securities                                                         379          357   |        75
    Mortgage loans                                                            704          546   |       290
    Real estate held for sale                                                 253          728   |       949
  Investments in                                                                                 |
    Fixed maturities                                                      (10,748)      (4,594)  |    (2,968)
    Equity securities                                                        (305)        (340)  |       (51)
    Mortgage loans                                                           (144)        (102)  |      (246)
  Policy loans, net                                                          (325)        (193)  |        (2)
  Short-term securities, (purchases) sales, net                               291         (367)  |       850
  Other investments, (purchases) sales, net                                  (267)        (299)  |        41
  Securities transactions in course of settlement                             258           24   |        (7)
  Net cash provided by (used in) investing activities of                                         |
    discontinued operations                                                 1,425         (261)  |       113
-------------------------------------------------------------------------------------------------|----------
      Net cash provided by investing activities                               948          609   |     2,615
-------------------------------------------------------------------------------------------------|----------
CASH FLOWS FROM FINANCING ACTIVITIES                                                             |
  Issuance (redemption) of short-term debt, net                                (1)          73   |         -
  Contractholder fund deposits                                              2,705        1,951   |     2,884
  Contractholder fund withdrawals                                          (3,755)      (3,357)  |    (4,264)
  Dividends to parent company                                                   -            -   |       (14)
  Return of capital to parent company                                           -          (23)  |         -
  Net cash provided by financing activities                                                      |
    of discontinued operations                                                  -           84   |       121
 Other                                                                          -           (2)  |         6
-------------------------------------------------------------------------------------------------|----------
      Net cash used in financing activities                                (1,051)      (1,274)  |    (1,267)
-------------------------------------------------------------------------------------------------|----------
Net increase (decrease) in cash                                          $    (29)     $    52   |   $   (24)
------------------------------------------------------------------------------------------------------------
Cash at December 31                                                      $     73      $   102       $    50
-----------------------------------------------------------------------------------------------------------

                See notes to consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.     NATURE OF OPERATIONS

       The Travelers Insurance Company is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), which is an indirect, wholly owned subsidiary of Travelers Group Inc. (Travelers).

       The Travelers Insurance Company and its subsidiaries (the Company) principally operates through one major business segment: Life and Annuity, which offers individual life, long-term care, annuities and investment products to individuals and small businesses, and investment products to employer-sponsored retirement and savings plans. The Company's Corporate and Other Operations segment manages the investment portfolio of the Company.

       Individual products are primarily marketed through independent agents and through two of the Company's affiliates, The Copeland Companies and the financial consultants of Smith Barney, Inc. (Smith Barney). Group pension products and annuities are marketed by the Company's salaried staff directly to plan sponsors and are also placed through independent consultants and investment advisers.

       The Company sold group life and health insurance through its Managed Care and Employee Benefits Operations (MCEBO) through 1994. See note 4.

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Significant accounting policies used in the preparation of the accompanying financial statements follow.

        Basis of presentation

        The consolidated financial statements include the accounts of the Company and its insurance and noninsurance subsidiaries. Significant intercompany transactions have been eliminated.

        In December 1992, Primerica Corporation (Primerica) acquired approximately 27% of the common stock of the Company's then parent, The Travelers Corporation (the 27% Acquisition). The 27% Acquisition was accounted for as a purchase. Effective December 31, 1993, Primerica acquired the approximately 73% of The Travelers Corporation common stock which it did not already own, and The Travelers Corporation was merged into Primerica, which was renamed Travelers Group Inc. This was effected through the exchange of .80423 shares of Travelers common stock for each share of The Travelers Corporation common stock (the Merger). All subsidiaries of The Travelers Corporation were contributed to TIGI. In conjunction with the Merger, Travelers contributed Travelers Insurance Holdings Inc. (formerly Primerica Insurance Holdings, Inc.) and its subsidiaries (TIHI) to TIGI, which in turn contributed TIHI to the Company.

        TIHI is an intermediate holding company whose primary subsidiaries are Primerica Life Insurance Company and its subsidiary National Benefit Life Insurance Company, which primarily offers individual life insurance. Through September 1995 it also sold specialty accident and health insurance through its subsidiary Transport Life Insurance Company (see note 4).

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       The consolidated financial statements and the accompanying notes reflect the historical operations of the Company for the year ended December 31, 1993. The results of operations of TIHI and its subsidiaries are not included in the 1993 financial statements.

       The 27% Acquisition and the Merger were accounted for as a "step acquisition", and the purchase accounting adjustments were "pushed down" as of December 31, 1993 to the subsidiaries of TIGI, including the Company, and reflect adjustments of assets and liabilities of the Company (except TIHI) to their fair values determined at each acquisition date (i.e., 27% of values at December 31, 1992 as carried forward and 73% of the values at December 31, 1993). These assets and liabilities were recorded at December 31, 1993 based upon management's then best estimate of their fair values at the respective dates. Evaluation and appraisal of assets and liabilities, including investments, the value of insurance in force, other insurance assets and liabilities and related deferred federal income taxes was completed during 1994. The excess of the 27% share of assigned value of identifiable net assets over cost at December 31, 1992, which was allocated to the Company through "pushdown" accounting, was approximately $56 million and is being amortized over ten years on a straight-line basis. The excess of the purchase price of the common stock over the fair value of the 73% of net assets acquired at December 31, 1993, which was allocated to the Company through "pushdown" accounting, was approximately $340 million and is being amortized over 40 years on a straight-line basis.

       The consolidated statements of operations and retained earnings and of cash flows and the related accompanying notes for the years ended December 31, 1995 and 1994, which are presented on a purchase accounting basis, are separated from the corresponding 1993 information, which is presented on a historical accounting basis, to indicate the difference in valuation bases.

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

       As more fully described in note 4, all of the operations comprising MCEBO are presented as a discontinued operation and, accordingly, prior year amounts have been restated.

       Certain prior year amounts have been reclassified to conform with the 1995 presentation.

       Investments

       Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities are valued based upon quoted market prices, or if quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Equity securities, which include common and nonredeemable preferred stocks, are available for sale and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

       Mortgage loans are carried at amortized cost. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Impaired loans were insignificant at December 31, 1995.

       Real estate held for sale is carried at the lower of cost or fair value less estimated costs to sell. Fair value was established at time of foreclosure by appraisers, either internal or external, using discounted cash flow analyses and other acceptable techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1995.

       Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

       Gains or losses arising from futures contracts used to hedge investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

       Gains and losses arising from forward contracts used to hedge foreign investments in the Company's U.S. portfolios are a component of realized investment gains and losses. Gains and losses arising from forward contracts used to hedge investments in Canadian operations are reflected directly in shareholder's equity, net of income taxes.

       Interest rate swaps are used to manage interest rate risk in the investment portfolio and are marked to market with unrealized gains and losses recorded as a component of shareholder's equity, net of income taxes. Rate differentials on interest rate swap agreements are accrued between settlement dates and are recognized as an adjustment to interest income from the related investment.

       Investment Gains and Losses

       Realized investment gains and losses are included as a component of pretax revenues based upon specific identification of the investments sold on the trade date and, prior to the Merger, included adjustments to investment valuation reserves. These adjustments reflected changes considered to be other than temporary in the net realizable value of investments. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

        Policy Loans

        Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

        Deferred Acquisition Costs and Value of Insurance in Force

        Costs of acquiring individual life insurance, annuities and health business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance and guaranteed renewable health contracts, including long-term care, are amortized over the period of anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 10- to 25-year amortization period is used; for guaranteed renewable health, a 10- to 20-year period, and a 10- to 15-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required.

        The value of insurance in force represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of the Merger using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18% for the business acquired. The value of the business in force is amortized over the contract period using current interest crediting rates to accrete interest and using amortization methods based on the specified products. Traditional life insurance and guaranteed renewable health policies are amortized over the period of anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required.

        Separate and Variable Accounts

        Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are carried at amortized cost. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

        Goodwill

        The excess of the 27% share of assigned value of identifiable assets over cost at December 31, 1992 allocated to the Company as a result of the 27% Acquisition amounted to approximately $56 million and is being amortized over 10 years on a straight-line basis. Goodwill resulting from the excess of the purchase price over the fair value of the 73% of net assets acquired related to the Merger amounted to approximately $340 million at December 31, 1993 and is being amortized over 40 years on a straight-line basis. TIHI has goodwill of $239 million.

        Contractholder Funds

        Contractholder funds represent receipts from the issuance of universal life, pension investment and certain individual annuity contracts. Such receipts are considered deposits on investment contracts that do not have substantial mortality or morbidity risk. Account balances are also increased by interest credited and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Calculations of contractholder account balances for investment contracts reflect lapse, withdrawal and interest rate assumptions based on contract provisions, the Company's experience and industry standards. Interest rates credited to contractholder funds range from 3.8% to 8.6%. Contractholder funds also include other funds that policyholders leave on deposit with the Company.

        Future Policy Benefits

        Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance, annuities, and accident and health policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards and may be revised if it is determined that the future experience will differ substantially from that previously assumed. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

        Operating Lease Obligations

        At December 31, 1993, operating lease obligations were recorded at the value assigned at the acquisition dates and included in the consolidated balance sheet as a component of other liabilities. This liability is being amortized over the respective lease periods.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Permitted Statutory Accounting Practices

       The Company, domiciled principally in Connecticut and Massachusetts, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of those states. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

       Premiums

       Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

       Other Revenues

       Other revenues include surrender, mortality and administrative charges and fees as earned on investment, universal life and other insurance contracts. Other revenues also include gains and losses on dispositions of assets and operations other than realized investment gains and losses, revenues of noninsurance subsidiaries, and the pretax operating results of real estate joint ventures.

       Interest Credited to Contractholders

       Interest credited to contractholders represents amounts earned by universal life, pension investment and certain individual annuity contracts in accordance with contract provisions.

       Federal Income Taxes

       The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Accounting Standards not yet Adopted

       Statement of Financial Accounting Standards No. 121, "Accounting for Long-Lived Assets and for Long-Lived Assets to be Disposed Of" establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. This statement requires the write down to fair value when long-lived assets to be held and used are impaired. It also requires long-lived assets to be disposed of (e.g., real estate held for sale) to be carried at the lower of cost or fair value less cost to sell and does not allow such assets to be depreciated. The adoption of this statement, effective January 1, 1996, did not have a material effect on the Company's results of operations, financial condition or liquidity.

       In October 1995, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (FAS 123). This statement addresses alternative accounting treatments for stock-based compensation, such as stock options and restricted stock. FAS 123 permits either expensing the value of stock-based compensation over the period earned or disclosing in the financial statement footnotes the pro forma impact to net income as if the value of stock-based compensation awards had been expensed. The value of awards would be measured at the grant date based upon estimated fair value, using option pricing models. The requirements of this statement will be effective for 1996 financial statements, although earlier adoption is permissible if an entity elects to expense the cost of stock-based compensation. The Company, along with affiliated companies, participates in stock option and incentive plans sponsored by Travelers. The Company is currently evaluating the disclosures requirements and expense recognition alternatives addressed by this statement.

3.     CHANGES IN ACCOUNTING PRINCIPLES

       Accounting by Creditors for Impairment of a Loan

       Effective January 1, 1995, the Company adopted Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan," and Statement of Financial Accounting Standards No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," which describe how impaired loans should be measured when determining the amount of a loan loss accrual. These statements amended existing guidance on the measurement of restructured loans in a troubled debt restructuring involving a modification of terms. Their adoption did not have a material impact on the Company's financial condition, results of operations or liquidity.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

3.     CHANGES IN ACCOUNTING PRINCIPLES, Continued

       Accounting for Certain Debt and Equity Securities

       Effective January 1, 1994, the Company adopted Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" (FAS 115), which addresses accounting and reporting for investments in equity securities that have a readily determinable fair value and for all debt securities. Investment securities have been classified as "available for sale" and are reported at fair value, with unrealized gains and losses, net of income taxes, charged or credited directly to shareholder's equity. Previously, securities classified as available for sale were carried at the lower of aggregate cost or market value. Initial adoption of this standard resulted in an increase of approximately $232 million (net of taxes) to net unrealized gains which is included in shareholder's equity.

       This increase included an unrealized gain of $133 million (net of income taxes) on TIHI's investment in the common stock of Travelers. See note 15.

4.     ACQUISITIONS AND DISPOSITIONS

       In December 1994, the Company and its affiliates sold their group dental insurance business to Metropolitan Life Insurance Company (MetLife) and realized a gain on the sale of $9 million (aftertax). On January 3, 1995, the Company and its affiliates completed the sale of their group life and related non-medical group insurance businesses to MetLife for $350 million and realized a gain on the sale of $20 million (aftertax). In connection with the sale, the Company ceded 100% of its risks in the group life and related businesses to MetLife on an indemnity reinsurance basis, effective January 1, 1995. In connection with the reinsurance transaction, the Company transferred assets with a fair market value of approximately $1.5 billion to MetLife, equal to the statutory reserves and other liabilities transferred.

       On January 3, 1995, the Company and MetLife and certain of their affiliates formed The MetraHealth Companies, Inc. (MetraHealth) joint venture by contributing their group medical businesses to MetraHealth, in exchange for shares of common stock of MetraHealth. No gain was recognized upon the formation of the joint venture. Upon formation of the joint venture, the Company owned 42.6% of the outstanding capital stock of MetraHealth, TIGI owned 7.4% and the other 50% was owned by MetLife and its affiliates. In March 1995, MetraHealth acquired HealthSpring, Inc. for common stock of MetraHealth, resulting in a reduction in the ownership interests of the Company to 41.10%, TIGI to 7.15%, and MetLife to 48.25%.

       In connection with the formation of the joint venture, the transfer of the fee-based medical business (Administrative Services Only) and other noninsurance business to MetraHealth was completed on January 3, 1995. As the medical insurance business of the Company came due for renewal, the risks were transferred to MetraHealth and the related operating results for this medical insurance business were reported by the Company in 1995 as part of discontinued operations.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

4.      ACQUISITIONS AND DISPOSITIONS, continued

        On October 2, 1995, the Company and its affiliates completed the sale of their ownership in MetraHealth to United HealthCare Corporation. Gross proceeds to the Company were $708 million in cash, and could increase by up to $144 million if a contingency payment based on 1995 results is made. The gain to the Company, not including the contingency payment, was $111 million (aftertax) and was recognized in the fourth quarter of 1995.

        All of the businesses sold to MetLife or contributed to MetraHealth were included in the Company's MCEBO segment in 1994. In 1995 the Company's results reflect the medical insurance business not yet transferred, plus its equity interest in the earnings of MetraHealth through the date of the sale. These operations have been accounted for as a discontinued operation. Revenues from discontinued operations for the years ended December 31, 1995, 1994 and 1993 amounted to $1.2 billion, $3.3 billion and $3.3 billion, respectively. The assets and liabilities of the discontinued operations have not been segregated in the consolidated balance sheet as of December 31, 1995 and 1994. The assets and liabilities of the discontinued operations consist primarily of investments and insurance-related assets and liabilities. At December 31, 1995, these assets and liabilities each amounted to $1.8 billion. At December 31, 1994, these assets and liabilities amounted to $3.4 billion and $3.2 billion, respectively.

        In September 1995, Travelers made a pro rata distribution to its stockholders of shares of Class A Common Stock of Transport Holdings Inc., which at the time was a wholly owned subsidiary of Travelers and was the indirect owner of the business of Transport Life Insurance Company (Transport). Immediately prior to this distribution, the Company dividended Transport, an indirect, wholly owned subsidiary of the Company, to its parent, resulting in a reduction in additional paid-in capital of $334 million. The results of Transport through September 1995 are included in income from continuing operations.

        On December 31, 1993, in conjunction with the Merger, Travelers contributed TIHI to TIGI, which TIGI then contributed to the Company at a carrying value of $2.1 billion. Through its subsidiaries, TIHI primarily offers individual life insurance and, until the dividend of Transport, specialty accident and health insurance.

5.      COMMERCIAL PAPER AND LINES OF CREDIT

        The Company issues commercial paper directly to investors and had $73 million outstanding at December 31, 1995. The Company maintains unused credit availability under bank lines of credit at least equal to the amount of the outstanding commercial paper.

        Travelers, Commercial Credit Company (CCC) (an indirect wholly owned subsidiary of Travelers) and the Company have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to any of Travelers, CCC or the Company. The Company's participation in this agreement is limited to $250 million. The revolving credit facility consists of a five-year revolving credit facility which expires in 1999. At December 31, 1995, $125 million was allocated to the Company. Under this facility the Company is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1995, the Company was in compliance with these provisions.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

6.      REINSURANCE

        The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily coinsurance, modified coinsurance and yearly renewable term. The Company remains primarily liable as the direct insurer on all risks reinsured. It is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies which vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million. The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

        A summary of reinsurance financial data reflected within the consolidated statement of operations and retained earnings is presented below (in millions):

        -----------------------------------------------------------------------------------------
                                                                1995           1994    |     1993
        -------------------------------------------------------------------------------|---------
                                                                                       |
        Written Premiums:                                                              |
           Direct                                             $2,166         $2,153    |    $ 854
                                                                                       |
           Assumed from:                                                               |
              Non-affiliated companies                             -              -    |       13
                                                                                       |
           Ceded to:                                                                   |
              Affiliated companies                              (374)          (358)   |     (480)
              Non-affiliated companies                          (302)          (306)   |      (57)
        -------------------------------------------------------------------------------|---------
           Total net written premiums                         $1,490         $1,489    |    $ 330
        ===============================================================================|=========
                                                                                       |
        Earned Premiums:                                                               |
           Direct                                             $2,067         $2,301    |    $ 850
                                                                                       |
           Assumed from:                                                               |
              Non-affiliated companies                             -              -    |       13
                                                                                       |
                                                                                       |
           Ceded to:                                                                   |
              Affiliated companies                              (283)          (384)   |     (480)
              Non-affiliated companies                          (298)          (305)   |      (58)
        -------------------------------------------------------------------------------|---------
           Total net earned premiums                          $1,486         $1,612    |    $ 325
        =========================================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

6.     REINSURANCE, Continued

       Reinsurance recoverables at December 31 include amounts recoverable on unpaid and paid losses and were as follows (in millions):

       ----------------------------------------------------------------------------
                                                                1995           1994
       ----------------------------------------------------------------------------
       Reinsurance Recoverables:
           Life and accident and health business:
              Non-affiliated companies                        $1,744         $  661
              Affiliated companies                                 -              3

           Property-casualty business:
              Affiliated companies                             2,363          2,251
       ----------------------------------------------------------------------------

           Total Reinsurance Recoverables                     $4,107         $2,915
       ============================================================================

       Total reinsurance recoverable at December 31, 1995 includes $929 million recoverable from MetLife in connection with the sale of the Company's group life and related businesses. See note 4.

7.     SHAREHOLDER'S EQUITY

       Additional Paid-In Capital

       The decrease of $318 million in additional paid-in capital during 1995 is due primarily to the dividend of Transport to the Company's parent (see note 4).

       The increase of $273 million in additional paid-in capital during 1994 is due primarily to the finalization of the evaluations and appraisals used to assign fair values to assets and liabilities under purchase accounting.

       The increase of $1.7 billion in additional paid-in capital during 1993 arose from a contribution of $400 million from The Travelers Corporation and the contribution of TIHI (see notes 2 and 4). This was partially offset by the impact of the initial evaluations and appraisals used to assign fair values to assets and liabilities under purchase accounting.

       Unrealized Investment Gains (Losses)

       An analysis of the change in unrealized gains and losses on investments is shown in note 15.

       Shareholder's Equity and Dividend Availability

       Statutory net income, including TIHI, was $235 million and $100 million for the years ended December 31, 1995 and 1994, respectively. Statutory net loss, excluding TIHI, was $648 million for the year ended December 31, 1993.

       Statutory capital and surplus was $3.2 billion and $2.1 billion at December 31, 1995 and 1994, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

7.     SHAREHOLDER'S EQUITY, Continued

       The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $506 million is available in 1996 for dividend payments by the Company without prior approval of the Connecticut Insurance Department.

       Dividend payments to the Company from its insurance subsidiaries are subject to similar restrictions and are limited to $16 million in 1996.

8.     DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

       Derivative Financial Instruments with Off-Balance Sheet Risk

       The Company uses derivative financial instruments, including financial futures, interest rate swaps and forward contracts, as a means of hedging exposure to foreign currency and/or interest rate risk on anticipated transactions or existing assets and liabilities. Also, in the normal course of business, the Company has fixed and variable rate loan commitments and unfunded commitments to partnerships. The Company does not hold or issue derivative instruments for trading purposes.

       These derivative financial instruments have off-balance-sheet risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the consolidated balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss or cash flow associated with these instruments can be less than these amounts. For forward contracts and interest rate swaps, credit risk is limited to the amounts calculated to be due the Company on such contracts. For unfunded commitments to partnerships, credit exposure is the amount of the unfunded commitments. For fixed and variable rate loan commitments, credit exposure is represented by the contractual amount of these instruments.

       The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Some transactions include the use of collateral to minimize credit risk and lower the effective cost to the borrower.

       The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates which arises from the sale of certain insurance and investment products. To hedge against adverse changes in interest rates, the Company enters short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

8. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS, Continued

       Futures contracts have little credit risk since organized exchanges are the counterparties. Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract. At December 31, 1995, the Company's futures contracts have no fair value because these contracts are marked to market and settled in cash.

       The Company may occasionally enter into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match an asset with a corresponding liability. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty. In all cases, counterparties under these agreements are major financial institutions with the risk of non-performance considered remote.

       The off-balance-sheet risks of interest rate swaps, financial futures contracts, forward contracts, fixed and variable rate loan commitments and unfunded commitments to partnerships were not significant at December 31, 1995 and 1994.

       Derivative Financial Instruments without Off-Balance Sheet Risk

       The Company purchased a 5-year interest rate cap, with a notional amount of $200 million, from Travelers Group Inc. in 1995 to hedge against losses that could result from increasing interest rates. This instrument, which does not have off-balance sheet risk, gives the Company the right to receive payments if interest rates exceed specific levels at specified dates. The premium of $2 million paid for this instrument is being amortized over its life. The interest rate cap asset is reported at fair value which is $1 million at December 31, 1995.

       Fair Value of Certain Financial Instruments

       The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments which are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

       At December 31, 1995, investments in fixed maturities had a carrying value and a fair value of $18.8 billion, compared with a carrying value and a fair value of $17.3 billion at December 31, 1994. See note 15.

       At December 31, 1995, mortgage loans had a carrying value of $3.6 billion, which approximated fair value, compared with a carrying value of $4.9 billion, which approximated fair value at December 31, 1994. In estimating fair value, the Company used interest rates reflecting the higher returns required in the real estate financing market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

8. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS, Continued

       The carrying values of $647 million and $417 million of financial instruments classified as other assets approximated their fair values at December 31, 1995 and 1994, respectively. The carrying values of $1.3 billion and $1.2 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 1995 and 1994, respectively. Fair value is determined using various methods including discounted cash flows, as appropriate for the various financial instruments.

       At December 31, 1995, contractholder funds with defined maturities had a carrying value of $2.4 billion and a fair value of $2.5 billion, compared with a carrying value of $4.2 billion and a fair value of $4.0 billion at December 31, 1994. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $9.3 billion and a fair value of $9.0 billion at December 31, 1995, compared with a carrying value of $9.1 billion and a fair value of $8.8 billion at December 31, 1994. These contracts generally are valued at surrender value.

       The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $1.5 billion and $1.6 billion, respectively, at December 31, 1995, compared with a carrying value and a fair value of $1.5 billion and $1.4 billion, respectively, at December 31, 1994. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $1.5 billion and $1.4 billion, respectively, at December 31, 1995, compared with a carrying value and a fair value of $1.5 billion and $1.3 billion, respectively, at December 31, 1994.

       The carrying values of cash, short-term securities and investment income accrued approximated their fair values.

       The carrying value of policy loans, which have no defined maturities, was considered to be fair value.

9.     COMMITMENTS AND CONTINGENCIES

       Financial Instruments with Off-Balance-Sheet Risk

       See note 8 for a discussion of financial instruments with off-balance-sheet risk.

       Litigation

       The Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 1995, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

10.    BENEFIT PLANS

       Pension Plans

       The Company participates in qualified and nonqualified, noncontributory defined benefit pension plans sponsored by an affiliate covering the majority of the Company's U.S. employees. Benefits for the qualified plan are based on an account balance formula. Under this formula, each employee's accrued benefit can be expressed as an account that is credited with amounts based upon the employee's pay, length of service and a specified interest rate, all subject to a minimum benefit level. This plan is funded in accordance with the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. For the nonqualified plan, contributions are based on benefits paid.

       Certain subsidiaries of TIHI participate in a noncontributory defined benefit plan sponsored by their ultimate parent, Travelers.

       The Company's share of net pension expense was not significant for 1995, 1994 and 1993.

       Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1995, 1994 and 1993.

       Other Benefit Plans

       In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees through a plan sponsored by TIGI. This plan does not include employees of TIHI. Covered employees may become eligible for these benefits if they reach retirement age while working for the Company. These retirees may elect certain prepaid health care benefit plans. Life insurance benefits generally are set at a fixed amount. The cost recognized by the Company for these benefits represents its allocated share of the total costs of the plan, net of employee contributions. The Company's share of the total cost of the plan for 1995, 1994 and 1993 was not significant.

       The Merger resulted in a change in control of The Travelers Corporation as defined in the applicable plans, and provisions of some employee benefit plans secured existing compensation and benefit entitlements earned prior to the change in control, and provided a salary and benefit continuation floor for employees whose employment was affected. These merger-related costs were assumed by TIGI.

       Savings, Investment and Stock Ownership Plan

       Under the savings, investment and stock ownership plan available to substantially all employees of TIGI (except TIHI), the Company matches a portion of employee contributions. Effective April 1, 1993, the match decreased from 100% to 50% of an employee's first 5% contribution and a variable match based on the profitability of TIGI and its subsidiaries was added. The Company's matching obligation was not significant in 1995, 1994 and 1993.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

11.    RELATED PARTY TRANSACTIONS

       The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI (excluding
       TIHI) are handled by the Company. Settlements for these payments between the Company and its affiliates are made regularly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

       TIGI and its subsidiaries maintain a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1995 and 1994, the pool totaled approximately $2.2 billion and $1.5 billion, respectively. The Company's share of the pool amounted to $1.4 billion and $1.1 billion at December 31, 1995 and 1994, respectively, and is included in short-term securities in the consolidated balance sheet.

       The Company sells structured settlement annuities to its affiliates, The Travelers Indemnity Company and its subsidiaries. Such deposits were $38 million, $39 million and $50 million for 1995, 1994 and 1993, respectively.

       The Company markets individual annuity products through The Copeland Companies, a subsidiary of TIGI. Deposits related to these products were $684 million, $635 million and $581 million in 1995, 1994 and 1993, respectively.

       The Company markets variable annuity products and life and accident and health insurance through its affiliate, Smith Barney. Premiums and deposits related to these products were $580 million and $161 million in 1995 and 1994, respectively.

       The Company leases new furniture and equipment from a noninsurance subsidiary of TIGI. The rental expense charged to the Company for this furniture and equipment was not significant in 1995, 1994 and 1993.

       At December 31, 1995 and 1994, TIC had an investment of $24 million and $23 million, respectively, in bonds of its affiliate, Commercial Credit Company. This is included in fixed maturities in the consolidated balance sheet.

       TIHI had an investment of $445 million and $231 million in common stock of Travelers at December 31, 1995 and 1994, respectively. This is carried at fair value. At December 31, 1994, Transport had an investment of $35 million in nonredeemable preferred stock of Travelers which was carried at fair value. TIHI had notes receivable from Travelers of $30 million at December 31, 1994, which were carried at cost. The notes were paid during 1995. These assets are included in other investments in the consolidated balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

12.    LEASES

       The Company has entered into various operating and capital lease agreements for office space and data processing and certain other equipment. Rental expense under operating leases was $22 million, $23 million and $26 million, in 1995, 1994 and 1993, respectively. Future net minimum rental and lease payments are estimated as follows:

       --------------------------------------------------------------------------------------
                                                      Minimum operating              Sublease
       (in millions)                                    rental payments         rental income
       --------------------------------------------------------------------------------------
       Year ending December 31,
             1996                                                  $103                   $26
             1997                                                    88                    19
             1998                                                    77                    10
             1999                                                    71                     6
             2000                                                    64                     6
             Thereafter                                             310                    28
       --------------------------------------------------------------------------------------
                                                                   $713                   $95
       --------------------------------------------------------------------------------------

       The Company is reimbursed by affiliates of TIGI for utilization of space and equipment.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

13.    FEDERAL INCOME TAXES

       --------------------------------------------------------------------------------------
       (in millions)                                      1995            1994     |     1993
       ----------------------------------------------------------------------------|---------
                                                                                   |
       Effective tax rate                                                          |
                                                                                   |
       Income before federal income taxes                 $837           $ 597     |    $ (85)
       Statutory tax rate                                   35%             35%    |       35%
       ----------------------------------------------------------------------------|---------
                                                                                   |
       Expected federal income taxes                      $293           $ 209     |    $ (30)
       Tax effect of:                                                              |
          Nontaxable investment income                      (4)             (4)    |       (1)
          Adjustments to benefit and other reserves          -               -     |      (50)
          Adjustment to deferred tax asset for                                     |
             enacted change in tax rates from                                      |
             34% to 35%                                      -               -     |      (18)
          Other, net                                         1               6     |       (7)
       ----------------------------------------------------------------------------|---------
       Federal income taxes (benefit)                     $290           $ 211     |    $(106)
       ----------------------------------------------------------------------------|---------
                                                                                   |
       Effective tax rate                                   35%             35%    |      125%
       ----------------------------------------------------------------------------|---------
                                                                                   |
       Composition of federal income taxes                                         |
       Current:                                                                    |
          United States                                   $220           $(108)    |    $ (61)
          Foreign                                           13              12     |        3
       ----------------------------------------------------------------------------|---------
             Total                                         233             (96)    |      (58)
       ----------------------------------------------------------------------------|---------
                                                                                   |
       Deferred:                                                                   |
          United States                                     52             302     |      (48)
          Foreign                                            5               5     |        -
       ----------------------------------------------------------------------------|-----------
             Total                                          57             307     |      (48)
       ----------------------------------------------------------------------------|-----------
       Federal income taxes                               $290           $ 211     |  $  (106)
       ----------------------------------------------------------------------------------------

       Tax benefits allocated directly to shareholder's equity for the years ended December 31, 1995 and 1994 were $7 million and $2 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

13.    FEDERAL INCOME TAXES, Continued

       The net deferred tax liability at December 31, 1995 and the net deferred tax asset at December 31, 1994 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

       --------------------------------------------------------------------------------------------
       (in millions)                                                        1995               1994
       --------------------------------------------------------------------------------------------
       Deferred tax assets:
         Benefit, reinsurance and other reserves                           $ 447             $  453
         Contractholder funds                                                 54                158
         Investments                                                           -                690
         Other employee benefits                                              83                 87
         Other                                                               264                257
       --------------------------------------------------------------------------------------------
           Total                                                             848              1,645
       --------------------------------------------------------------------------------------------

       Deferred tax liabilities:
         Deferred acquisition costs and value of insurance in force          538                529
         Investments                                                         152                  -
         Prepaid pension expense                                               9                  5
         Other                                                                81                 61
       --------------------------------------------------------------------------------------------
           Total                                                             780                595
       --------------------------------------------------------------------------------------------

       Net deferred tax asset before valuation allowance                      68              1,050
       Valuation allowance for deferred tax assets                          (100)              (100)
       --------------------------------------------------------------------------------------------

       Net deferred tax (liability) asset after valuation allowance        $ (32)            $  950
       --------------------------------------------------------------------------------------------

       Starting in 1994 and continuing for at least five years, the Company and its life insurance subsidiaries will file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated return on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

13.    FEDERAL INCOME TAXES, Continued

       A net deferred tax asset valuation allowance of $100 million has been established to reduce the deferred tax asset on investment losses to the amount that, based upon available evidence, is more likely than not to be realized. Reversal of the valuation allowance is contingent upon the recognition of future capital gains in the Company's consolidated life insurance company federal income tax return through 1998, and the consolidated federal income tax return of Travelers commencing in 1999, or a change in circumstances which causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1995. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

       At December 31, 1995, the Company has no ordinary or capital loss carryforwards.

       The "policyholders surplus account", which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account, which, under provisions of the Tax Reform Act of 1984, will not increase after 1983, is estimated to be $932 million. This amount has not been subjected to current income taxes but, under certain conditions that management considers to be remote, may become subject to income taxes in future years. At current rates, the maximum amount of such tax (for which no provision has been made in the financial statements) would be approximately $326 million.

14.    NET INVESTMENT INCOME

       --------------------------------------------------------------------------------------------
       (For the year ended December 31, in millions)            1995           1994    |       1993
       --------------------------------------------------------------------------------|-----------
                                                                                       |
       Gross investment income                                                         |
       Fixed maturities                                       $1,191         $1,082    |     $1,069
       Mortgage loans                                            419            511    |        655
       Policy loans                                              163            110    |        104
       Real estate held for sale                                 111            174    |        371
       Other                                                      97             52    |          8
       --------------------------------------------------------------------------------|-----------
                                                               1,981          1,929    |      2,207
       --------------------------------------------------------------------------------|-----------
                                                                                       |
       Investment expenses                                       157            227    |        477
       --------------------------------------------------------------------------------|-----------
       Net investment income                                  $1,824         $1,702    |     $1,730
       --------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES)

       Realized investment gains (losses) for the periods were as follows:

       ------------------------------------------------------------------------------------------
       (For the year ended December 31, in millions)            1995          1994    |      1993
       -------------------------------------------------------------------------------|----------
                                                                                      |
       Realized                                                                       |
       Fixed maturities                                         $(43)         $(3)    |     $ 159
       Equity securities                                          36           18     |        12
       Mortgage loans                                             47            -     |       (35)
       Real estate held for sale                                  18            -     |      (212)
       Other                                                      48           (2)    |        37
       -------------------------------------------------------------------------------|----------
       Realized investment gains (losses)                       $106          $13     |     $ (39)
       ------------------------------------------------------------------------------------------

       Changes in net unrealized investment gains (losses) that are included as a separate component of shareholder's equity were as follows:

       --------------------------------------------------------------------------------------------
       (For the year ended December 31, in millions)            1995            1994    |      1993
       ---------------------------------------------------------------------------------|----------
                                                                                        |
       Unrealized                                                                       |
       Fixed maturities                                       $1,974         $(1,319)   |     $(235)
       Equity securities                                          46             (25)   |       (17)
       Other                                                     200             165    |        28
       ---------------------------------------------------------------------------------|----------
                                                               2,220          (1,179)   |      (224)
       Related taxes                                             778            (412)   |       (83)
       ---------------------------------------------------------------------------------|----------
       Change in unrealized investment gains (losses)          1,442            (767)   |      (141)
       Contribution of TIHI                                        -               -    |         5
       Balance beginning of year                                (760)              7    |       143
       --------------------------------------------------------------------------------------------
       Balance end of year                                    $  682         $  (760)        $   7
       --------------------------------------------------------------------------------------------

       The initial adoption of FAS 115 resulted in an increase of approximately $232 million (net of taxes) to net unrealized gains in 1994.

       Fixed Maturities

       Proceeds from sales of fixed maturities classified as available for sale were $6.8 billion and $1.3 billion in 1995 and 1994, respectively. Gross gains of $80 million and $14 million and gross losses of $124 million and $26 million in 1995 and 1994, respectively, were realized on those sales.

       Prior to December 31, 1993, fixed maturities that were intended to be held to maturity were recorded at amortized cost and classified as held for investment. Sales from the amortized cost portfolios have been made periodically. Such sales were $99 million in 1993, resulting in gross realized gains of $6 million and gross realized losses of $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       Prior to December 31, 1993, the carrying values of the trading portfolio fixed maturities were adjusted to market value as it was likely they would be sold prior to maturity. Sales of trading portfolio fixed maturities were $4.0 billion in 1993. Gross gains of $139 million and gross losses of $2 million were realized on those sales.

       The amortized cost and market value of investments in fixed maturities were as follows:

       ---------------------------------------------------------------------------------------------------
       December 31, 1995
       -------------------------------------------------------------------------------------------------
                                                                Gross            Gross
                                          Amortized        unrealized       unrealized            Market
       (in millions)                           cost             gains           losses             value
       -------------------------------------------------------------------------------------------------
       Available for sale:
          Mortgage-backed securities -
             CMOs and pass through
             securities                     $ 4,174              $103              $15           $ 4,262
          U.S. Treasury securities
             and obligations of U.S.
             Government and
             government agencies
             and authorities                  1,327               116                -             1,443
          Obligations of states,
             municipalities and
             political subdivisions              91                 2                -                93
          Debt securities issued by
             foreign governments                311                17                -               328
          All other corporate bonds          12,283               442               10            12,715
          Redeemable preferred stock              1                 -                -                 1
       -------------------------------------------------------------------------------------------------
          Total                             $18,187              $680              $25           $18,842
       -------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       ---------------------------------------------------------------------------------------------------
       December 31, 1994
       -------------------------------------------------------------------------------------------------
                                                                  Gross            Gross
                                            Amortized        unrealized       unrealized          Market
       (in millions)                             cost             gains           losses           value
       -------------------------------------------------------------------------------------------------
       Available for sale:
          Mortgage-backed securities -
             CMOs and pass through
             securities                       $ 3,779               $ 3           $  304         $ 3,478
          U.S. Treasury securities
             and obligations of U.S.
             Government and
             government agencies
             and authorities                    3,080                 3              306           2,777
          Obligations of states,
             municipalities and
             political subdivisions                87                 -                7              80
          Debt securities issued by
             foreign governments                  398                 -               26             372
          All other corporate bonds            11,225                14              696          10,543
          Redeemable preferred stock               10                 -                -              10
       -------------------------------------------------------------------------------------------------
          Total                               $18,579               $20           $1,339         $17,260
       -------------------------------------------------------------------------------------------------

       The amortized cost and market value of fixed maturities at December 31, 1995, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

       -----------------------------------------------------------------------------------------------
       Maturity                                                                Amortized        Market
       (in millions)                                                                cost         value
       -----------------------------------------------------------------------------------------------
       Due in one year or less                                                   $   788       $   792
       Due after 1 year through 5 years                                            5,053         5,156
       Due after 5 years through 10 years                                          5,176         5,416
       Due after 10 years                                                          2,996         3,216
       -----------------------------------------------------------------------------------------------
                                                                                  14,013        14,580
       Mortgage-backed securities                                                  4,174         4,262
       -----------------------------------------------------------------------------------------------
          Total                                                                  $18,187       $18,842
       -----------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, primarily planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

       At December 31, 1995 and 1994, the Company held CMOs with a market value of $2.3 billion and $2.2 billion, respectively. Approximately 89% of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1995 and 1994. In addition, the Company held $917 million and $1.3 billion of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 1995 and 1994, respectively. Virtually all of these securities are rated AAA. The Company also held $1.3 billion and $927 million of securities that are backed primarily by credit card or car loan receivables at December 31, 1995 and 1994, respectively.

       Equity Securities

       The cost and market values of investments in equity securities were as follows:

       -------------------------------------------------------------------------------------------------
       December 31, 1995
       -------------------------------------------------------------------------------------------------
                                                                Gross            Gross
                                                           unrealized       unrealized            Market
       (in millions)                           Cost             gains           losses             value
       -------------------------------------------------------------------------------------------------
       Common stocks                           $138               $48               $5              $181
       Nonredeemable preferred stocks            44                 2                3                43
       -------------------------------------------------------------------------------------------------
         Total                                 $182               $50               $8              $224
       -------------------------------------------------------------------------------------------------

       ---------------------------------------------------------------------------------------------------
       December 31, 1994
       ---------------------------------------------------------------------------------------------------
                                                                  Gross            Gross
                                                             unrealized       unrealized            Market
       (in millions)                             Cost             gains           losses             value
       ---------------------------------------------------------------------------------------------------
       Common stocks                           $  133           $    19           $   21           $   131
       Nonredeemable preferred stocks              40                 -                2                38
       ---------------------------------------------------------------------------------------------------
         Total                                 $  173           $    19           $   23           $   169
       ---------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       Proceeds from sales of equity securities were $379 million and $357 million in 1995 and 1994, respectively. Gross gains of $27 million and $24 million and gross losses of $2 million and $6 million in 1995 and 1994, respectively, were realized on those sales.

       Mortgage loans and real estate held for sale

       Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market. The Company continues its strategy, adopted in conjunction with the Merger, to dispose of these real estate assets and some of the mortgage loans and to reinvest the proceeds to obtain current market yields.

       At December 31, 1995 and 1994, the Company's mortgage loan and real estate held for sale portfolios consisted of the following (in millions):

       ---------------------------------------------------------------------------------
                                                                   1995             1994
       ---------------------------------------------------------------------------------
       Current mortgage loans                                 $   3,385         $  4,467
       Underperforming mortgage loans                               241              471
       ---------------------------------------------------------------------------------
              Total                                               3,626            4,938
       ---------------------------------------------------------------------------------

       Real estate held for sale                                    293              383
       ---------------------------------------------------------------------------------
              Total                                           $   3,919         $  5,321
       ---------------------------------------------------------------------------------

        Aggregate annual maturities on mortgage loans at December 31, 1995 are as follows:

       -------------------------------------------------------
       (in millions)
       -------------------------------------------------------
       Past maturity                                 $     189
       1996                                                462
       1997                                                398
       1998                                                589
       1999                                                339
       2000                                                382
       Thereafter                                        1,267
       -------------------------------------------------------
           Total                                     $   3,626
       -------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       Concentrations

       At December 31, 1995 and 1994, the Company had no concentration of credit risk in a single investee exceeding 10% of consolidated shareholder's equity.

       The Company participates in a short-term investment pool maintained by TIGI and its subsidiaries. See note 11.

       Included in fixed maturities are below investment grade assets totaling $1.0 billion and $922 million at December 31, 1995 and 1994, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade loans.

       The Company also had significant concentrations of investments, primarily fixed maturities, in the following industries:

       ---------------------------------------------------------------------------------------------------
       (in millions)                                                                1995              1994
       ---------------------------------------------------------------------------------------------------
       Finance                                                                  $  1,491         $   1,241
       Banking                                                                     1,226               953
       Electric utilities                                                          1,023             1,222
       Oil and gas                                                                   861               859
       ---------------------------------------------------------------------------------------------------


       Below investment grade assets included in the totals above, were as follows:

       ---------------------------------------------------------------------------------------------------
       (in millions)                                                                1995              1994
       ---------------------------------------------------------------------------------------------------
       Finance                                                                     $  56            $   75
       Banking                                                                         8                21
       Electric utilities                                                             26                32
       Oil and gas                                                                    66                33
       ---------------------------------------------------------------------------------------------------

       At December 31, 1995 and 1994, significant concentrations of mortgage loans were for properties located in highly populated areas in the states listed below:

       ---------------------------------------------------------------------------------------------------
       (in millions)                                                                1995              1994
       ---------------------------------------------------------------------------------------------------
       California                                                                 $  736         $     929
       New York                                                                      400               558
       ---------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       Other mortgage loan investments are fairly evenly dispersed throughout the United States, with no holdings in any state exceeding $332 million and $432 million at December 31, 1995 and 1994, respectively.

       Concentrations of mortgage loans by property type at December 31, 1995 and 1994 were as follows:

       ---------------------------------------------------------------------------------------------------
       (in millions)                                                                1995              1994
       ---------------------------------------------------------------------------------------------------
       Office                                                                   $  1,513         $   2,065
       Apartment                                                                     580             1,029
       Agricultural                                                                  556               540
       Retail                                                                        426               606
       ---------------------------------------------------------------------------------------------------

       The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

       Investment Valuation Reserves

       There were no investment valuation reserves at December 31, 1995 and 1994. Investment valuation reserve activity during 1994 and 1993 was as follows:

       ---------------------------------------------------------------------------------------------------
       (in millions)                                                                1994     |        1993
       --------------------------------------------------------------------------------------|------------
                                                                                             |
       Beginning of year                                                        $     67     |   $   1,417
       Increase                                                                        -     |         195
       Impairments, net of gains/recoveries                                            -     |        (602)
       FAS 115/Purchase accounting adjustment                                        (67)    |        (943)
       ---------------------------------------------------------------------------------------------------
       End of year                                                              $      -         $      67
       ---------------------------------------------------------------------------------------------------

       At December 31, 1993, investment valuation reserves were comprised of $67 million for securities. Increases in the investment valuation reserves were reflected as realized investment losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

15.    INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       Nonincome Producing

       Investments included in the consolidated balance sheets that were nonincome producing for the preceding 12 months were as follows:

       ---------------------------------------------------------------------------------------------------
       (in millions)                                                                1995              1994
       ---------------------------------------------------------------------------------------------------
       Mortgage loans                                                           $     65         $     127
       Real estate                                                                    18                73
       Fixed maturities                                                                4                 6
       ---------------------------------------------------------------------------------------------------
       Total                                                                    $     87         $     206
       ---------------------------------------------------------------------------------------------------

       Restructured Investments

       The Company had mortgage loans and debt securities which were restructured at below market terms totaling approximately $67 million and $259 million at December 31, 1995 and 1994, respectively. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans amounted to $16 million in 1995 and $52 million in 1994. Interest on these assets, included in net investment income, aggregated $8 million and $17 million in 1995 and 1994, respectively.

16.    LIFE AND ANNUITY DEPOSIT FUNDS AND RESERVES

       At December 31, 1995, the Company had $22.4 billion of life and annuity deposit funds and reserves. Of that total, $11.4 billion were not subject to discretionary withdrawal based on contract terms and related market conditions. The remaining $11.0 billion were for life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that were subject to discretionary withdrawal were $1.5 billion of liabilities that are surrenderable with market value adjustments. An additional $5.8 billion of the life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 5.2%. Another $870 million of liabilities are surrenderable at book value over 5 to 10 years. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $2.8 billion of liabilities are surrenderable without charge. Approximately 25% of these liabilities relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

17. RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES

       The following table reconciles net income to net cash provided by (used in) operating activities:

       ---------------------------------------------------------------------------------------------------
       (For the year ended December 31, in millions)               1995             1994      |       1993
       ---------------------------------------------------------------------------------------|-----------
                                                                                              |
       Net income from continuing operations                    $   547       $      386      |  $      21
          Reconciling adjustments                                                             |
           Realized (gains) losses                                 (106)             (13)     |         39
           Deferred federal income taxes                             57              307      |        (48)
           Amortization of deferred policy acquisition                                        |
              costs and value of insurance in force                 290              281      |         56
           Additions to deferred policy acquisition costs          (454)            (435)     |         51
           Trading account investments,                                                       |
              (purchases) sales, net                                  -                -      |     (1,585)
           Investment income accrued                                 (9)             (47)     |          3
           Premium balances receivable                               (8)               5      |         (5)
           Insurance reserves and accrued expenses                  291              212      |        166
           Restructuring reserves                                     -                -      |        (79)
           Other, including investment valuation reserves                                     |
              in 1993                                                62             (212)     |         32
       ---------------------------------------------------------------------------------------|-----------
          Net cash provided by (used in)                                                      |
              operating activities                                  670              484      |     (1,349)
          Net cash provided by (used in)                                                      |
              discontinued operations                              (596)             233      |        (23)
       ---------------------------------------------------------------------------------------|-----------
          Net cash provided by (used in)                                                      |
              operations                                        $    74       $      717      |  $  (1,372)
       ---------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, Continued

18.    NONCASH INVESTING AND FINANCING ACTIVITIES

       Significant noncash investing and financing activities include: a) the 1995 transfer of assets with a fair market value of approximately $1.5 billion and statutory reserves and other liabilities of approximately $1.5 billion to MetLife (see note 4); b) the 1995 dividend of Transport Life Insurance Company to the Company's parent (see note 4); c) the acquisition of real estate through foreclosures of mortgage loans amounting to $97 million, $229 million and $563 million in 1995, 1994 and 1993, respectively; d) the acceptance of purchase money mortgages for sales of real estate aggregating $27 million, $96 million and $190 million in 1995, 1994 and 1993, respectively; e) the 1994 exchange of $23 million of TIHI's investment in Travelers common stock for $35 million of Travelers nonredeemable preferred stock; f) the 1993 contribution of TIHI by Travelers (see note 4); g) the 1993 contribution of $400 million of bond investments by The Travelers Corporation (see note 7); h) increases in investment valuation reserves in 1993 for real estate held for sale (see note 15); and i) the 1993 transfer of $352 million of mortgage loans and bonds from the Company's general account to two separate accounts.

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FUND ABD





                      Individual Variable Annuity Contract
                                   issued by





                        The Travelers Insurance Company
                                One Tower Square
                          Hartford, Connecticut 06183





L-12547S                                                          8/96

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                                   PROSPECTUS

This Prospectus describes an individual flexible premium variable annuity contract (the "Contract") offered by The Travelers Life and Annuity Company (the "Company"). The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs) pursuant to Section 408 of the Internal Revenue Code of 1986, as amended (the "Code"); and (3) qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Code.

Purchase Payments made under the Contract will accumulate on a fixed and/or a variable basis, as selected by you. If on a variable basis, the value of the Contract prior to the Maturity Date will vary continuously to reflect the investment experience of the underlying funds (the "Funding Options") available under The Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). The Funding Options currently available are: Capital Appreciation Fund; Cash Income Trust; Alliance Growth Portfolio, MFS Total Return Portfolio and Putnam Diversified Income Portfolio of The Travelers Series Fund, Inc. and Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio and Equity Income Portfolio of The Travelers Series Trust. A Fixed Account Option is also available and is described in Appendix A. The Fixed Account option may not be available in some jurisdictions. Unless specified otherwise, this prospectus refers to the Funding Options.

This Prospectus provides the information about Fund ABD II that you should know before investing. Please read it and retain it for future reference. Additional information about Fund ABD II is contained in a Statement of Additional Information ("SAI") dated August 19, 1996 which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy may be obtained, without charge, by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling (860) 277-0111. The Table of Contents of the SAI appears in Appendix C of this Prospectus.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS. BOTH THIS CONTRACT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

                   THIS PROSPECTUS IS DATED AUGUST 19, 1996.

                               TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS..............................................................     4
PROSPECTUS SUMMARY.....................................................................     5
FEE TABLE..............................................................................     7
THE INSURANCE COMPANY..................................................................    10
THE SEPARATE ACCOUNT AND THE FUNDING OPTIONS...........................................    10
  The Travelers Fund ABD II For Variable Annuities (Fund ABD II).......................    10
  The Funding Options..................................................................    10
  Funding Option Investment Managers...................................................    12
  Substitutions and Additions..........................................................    12
PERFORMANCE INFORMATION................................................................    12
THE CONTRACT...........................................................................    13
  Purchase Payments....................................................................    13
  Right to Return......................................................................    13
  Accumulation Units...................................................................    13
CHARGES AND DEDUCTIONS.................................................................    14
  Contingent Deferred Sales Charge.....................................................    14
  Administrative Charges...............................................................    15
  Mortality and Expense Risk Charge....................................................    15
  Reduction or Elimination of Contract Charges.........................................    15
  Funding Option Charges...............................................................    15
  Premium Tax..........................................................................    16
  Changes in Taxes Based Upon Premium or Value.........................................    16
OWNERSHIP PROVISIONS...................................................................    16
  Types of Ownership...................................................................    16
  Beneficiary..........................................................................    16
  Annuitant............................................................................    17
TRANSFERS..............................................................................    17
  Dollar Cost Averaging (Automated Transfers)..........................................    17
  Telephone Transfers..................................................................    18
SURRENDERS AND REDEMPTIONS.............................................................    18
  Systematic Withdrawals...............................................................    18
DEATH BENEFIT..........................................................................    19
  Death Proceeds Prior to the Maturity Date............................................    19
  Death Proceeds After the Maturity Date...............................................    20
THE ANNUITY PERIOD.....................................................................    20
  Maturity Date........................................................................    20
  Allocation of Annuity................................................................    20
  Variable Annuity.....................................................................    20
  Fixed Annuity........................................................................    21
PAYMENT OPTIONS........................................................................    21
  Election of Options..................................................................    21

  Annuity Options......................................................................    21
  Income Options.......................................................................    22
MISCELLANEOUS CONTRACT PROVISIONS......................................................    23
  Termination..........................................................................    23
  Misstatement.........................................................................    23
  Required Reports.....................................................................    23
  Suspension of Payments...............................................................    23
  Transfers of Contract Values to other Securities.....................................    23
FEDERAL TAX CONSIDERATIONS.............................................................    23
  General Taxation of Annuities........................................................    24
  Tax Law Diversification Requirements for Variable Annuities..........................    24
  Ownership of the Investments.........................................................    24
  Penalty Tax for Premature Distributions..............................................    24
  Mandatory Distributions for Qualified Plans..........................................    24
  Nonqualified Annuity Contracts.......................................................    25
  Individual Retirement Annuities......................................................    25
  Qualified Pension and Profit-Sharing Plans...........................................    25
  Federal Income Tax Withholding.......................................................    26
VOTING RIGHTS..........................................................................    27
DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS.............................................    27
  Conformity with State and Federal Laws...............................................    28
LEGAL PROCEEDINGS AND OPINIONS.........................................................    28
APPENDIX A: THE FIXED ACCOUNT..........................................................    29
APPENDIX B: Contracts issued in the State of Florida...................................    30
APPENDIX C: Table of Contents of the Statement of Additional Information...............    31

                           GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of a Contract before Annuity Payments begin.

ACCUMULATION UNIT VALUE -- the dollar amount of an Accumulation Unit.

ANNUITANT -- the person on whose life this contract is issued and the amount of the monthly Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a determinable sum assured; or (c) for the joint lifetime of the Annuitant and another person ("Contingent Annuitant") and thereafter during the lifetime of the survivor.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the amount payable to the Contract Owner or other payee upon full or partial surrender of the Contract during the lifetime of the Annuitant. The amount will be the contract value, less any applicable surrender charge and any premium tax not previously deducted.

COMPANY -- (WE, OUR) -- The Travelers Life and Annuity Company.

COMPANY'S HOME OFFICE -- the principal offices of The Travelers Life and Annuity Company located at One Tower Square, Hartford, Connecticut 06183-9061.

CONTRACT DATE -- the date on which the Contract, benefits and the contract provisions become effective.

CONTRACT OWNER (YOU, YOUR) -- the person or entity to whom the Contract is issued or assigned. A married spouse may be designated as the joint owner.

CONTRACT VALUE -- the current value of Accumulation Units credited to the Contract and the Fixed Account less any administrative charges.

CONTRACT YEARS -- twelve-month periods beginning on the Contract Date.

FIXED ACCOUNT -- an additional account into which Purchase Payments may be allocated and which is included in the Contract Value. Purchase Payments allocated to the Fixed Account will earn interest at a rate guaranteed by the Company; this rate will change from time to time.

FUNDING OPTION(S) -- the investment option(s) available under the Separate Account.

HOME OFFICE -- The Travelers Life and Annuity Company, One Tower Square, Hartford, CT 06183 INCOME PAYMENTS -- optional forms of payments made by the Company which are based on an agreed-upon number of payments or payment amount.

MATURITY DATE -- the date on which the first Annuity or Income Payment is to begin under a Contract.

PURCHASE PAYMENT -- a gross amount paid to the Company during the accumulation period.

SEPARATE ACCOUNT -- assets set aside by the Company, the investment experience of which is kept separate from that of other assets of the Company (Fund ABD
II).

SUB-ACCOUNT -- The portion of the assets of the Separate Account which is allocated to a particular Funding Option.

VALUATION DATE -- generally, a day on which the Funding Option is valued. A Valuation Date is any day on which the New York Stock Exchange is open for trading. The value of Accumulation Units and Annuity Units will be determined as of the close of trading on the New York Stock Exchange.

VALUATION PERIOD -- the period between the close of business on successive Valuation Dates.

VARIABLE ANNUITY -- an annuity contract which provides for accumulation and for Annuity Payments which vary in amount in accordance with the investment experience of a Separate Account.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to the Company.

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------

INTRODUCTION

The Contract described in this Prospectus is both an insurance policy and a security. As an insurance policy, it is subject to the insurance laws and regulations of each state in which it is available for distribution. As a security, it is subject to the federal securities laws. The Contract is an individual flexible premium variable annuity. It allows you to allocate Purchase Payments to any or all of the Funding Options currently available under Fund ABD II, as well as to the Fixed Account. (See "The Funding Options" on page 10.) An initial lump-sum Purchase Payment of at least $5,000 must be made to the Contract; additional Purchase Payments of at least $500 may be made. In some states, subsequent Purchase Payments may not be allowed. (See "Purchase Payments," page 13.)

RIGHT TO RETURN

You may return the Contract and receive a full refund of the Contract Value (including charges) within twenty days after the Contract is delivered to you, unless state law requires a longer period. (See "Right to Return," page 13.)

CHARGES AND EXPENSES

No sales charges are deducted from Purchase Payments when they are received. However, a Contingent Deferred Sales Charge ("CDSC" or "surrender charge") may apply if you make a full or partial surrender of the Contract Value during the first seven years following each Purchase Payment. The maximum surrender charge that could be assessed is 6% of the aggregate Purchase Payments made under the Contract. (See "Contingent Deferred Sales Charge," page 14.)

Other charges include the contract administrative expense charge ($30 annually) and a Sub-Account administrative expense charge (0.15% on an annual basis of the average daily net assets allocated to each of the Funding Options). (See "Administrative Charges," page 15.) A mortality and expense risk charge, equivalent on an annual basis to 1.25% of the daily net assets of amounts allocated to each Funding Option will also be charged. (See "Mortality and Expense Risk Charge," page 15.) If applicable, state premium taxes will also be deducted and paid when due. (See "Premium Tax," page 16.)

TRANSFERS

Prior to the Maturity Date, you may reallocate the Cash Value among the Fixed Account and any of the Sub-Accounts available under Fund ABD II. Transfers between the variable Sub-Accounts are unlimited. Transfers between the Fixed Account and any of the Sub-Accounts are subject to certain restrictions. (See "Transfers," page 17, and "Appendix A," page 29.) Dollar-Cost Averaging, or automated transfers, are also available. The minimum automated transfer amount is $400. (See "Dollar Cost Averaging (Automated Transfers)," on page 17.)

SURRENDERS

Prior to the Maturity Date, you may surrender all or part of the Contract Value subject to certain charges and limitations. You will be liable for income tax on the taxable portion of any full or partial surrender, and you may incur a 10% tax penalty if such surrender is made prior to the age of 59 1/2. (See "Surrenders and Redemptions," page 18 and "Penalty Tax for Premature Distributions," page 24.)

Systematic withdrawals of at least $100 on a monthly, quarterly, semiannual or annual basis may be elected if your Contract Value is at least $15,000. All applicable surrender charges and premium taxes will be deducted. (See "Systematic Withdrawals," on page 18.)

DEATH BENEFIT

A death benefit is payable to the Beneficiary upon the death of the Annuitant prior to the Maturity Date with no Contingent Annuitant surviving. The death benefit will vary based on the Annuitant's age at the time of death. (See "Death Benefit," page 19.)

THE ANNUITY PERIOD

On the Maturity Date, or other agreed-upon payment date, the Company will provide Annuity or Income Payments as described in the section entitled "The Annuity Period." (See page 20.)

THE FIXED ACCOUNT

Although this Prospectus specifically applies only to the variable features of the Contract, the Contract also allows you to allocate Purchase Payments to a Fixed Account where they will earn interest at a rate guaranteed by the Company, which interest rate will not be less than 3% per year. (See "Appendix A," page 29.)

                                   FEE TABLE
--------------------------------------------------------------------------------

FUND ABD II AND THE UNDERLYING FUNDING OPTIONS

The purpose of the Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly, under the Contract. Additional information regarding the charges and deductions assessed under the Contract can be found on page 14. Expenses shown do not include premium taxes, which may be applicable.

 CONTRACT OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge (as a percentage of purchase payments):

          ----------------------------------------------------------------------------
                 LENGTH OF TIME FROM PURCHASE PAYMENT
                          (NUMBER OF YEARS)                                 CDSC
          ----------------------------------------------------------------------------
                                  1                                            6%
                                  2                                            6%
                                  3                                            5%
                                  4                                            5%
                                  5                                            4%
                                  6                                            3%
                                  7                                            2%
                           8 and thereafter                                    0%
                Annual Contract Administrative Charge
            (Waived if Contract Value is $40,000 or more)                   $ 30

 ANNUAL SEPARATE ACCOUNT CHARGES

(As a percentage of average daily net asset value of amounts held in the Separate Account)

Mortality and Expense Risk Charge                              1.25%
Sub-Account Administrative Charge                              0.15%
                                                              -----
     TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                    1.40%

 FUNDING OPTION ANNUAL EXPENSES

(as a percentage of average daily net assets of the Funding Option)

----------------------------------------------------------------------------------------------------------------
                                     MANAGEMENT FEE                   OTHER EXPENSES               TOTAL FUND
       PORTFOLIO NAME          (AS A PERCENTAGE OF ASSETS)    (AFTER EXPENSES ARE REIMBURSED)    OPTION EXPENSES
----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                  0.75%                            0.10%                      0.85%
Cash Income Trust                          0.32%                            0.28%(1)                   0.60%
Alliance Growth                            0.80%                            0.10%(2)                   0.90%
MFS Total Return                           0.80%                            0.15%(2)                   0.95%
Putnam Diversified Income                  0.75%                            0.22%(2)                   0.97%
Travelers Quality Bond                     0.32%                            0.43%*                     0.75%
Lazard International Stock                 0.83%                            0.43%*                     1.25%
MFS Emerging Growth                        0.75%                            0.20%*                     0.95%
Federated Stock                            0.63%                            0.33%*                     0.95%
Federated High Yield                       0.65%                            0.30%*                     0.95%
Large Cap                                  0.75%                            0.20%*                     0.95%
Equity Income                              0.75%                            0.20%*                     0.95%

 (1) Other Expenses take into account the current expense reimbursement arrangement with the Company. The Company has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.60%. Without such arrangement, Other Expenses would have been 8.02% for Cash Income Trust.

 (2) Other expenses are as of October 31, 1995, (the Fund's fiscal year end) taking into account the current expense limitations agreed to by the Manager. The Manager waived all of its fees for the period and reimbursed the Portfolios for their expenses. If such fees were not waived and expenses were not reimbursed, Total Underlying Fund Expenses would have been as follows: Alliance Growth Portfolio, 0.97%; Putnam Diversified Income Portfolio, 1.31% and MFS Total Return Portfolio, 1.06%.

* Other expenses are based on an estimate of anticipated expenses, since these portfolios have no investment history. They became effective on July 31, 1996.

 EXAMPLE*

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Assuming a 5% annual return, a $1,000 investment would be subject to the following expenses, if surrendered or withdrawn at the end of the period shown.

-----------------------------------------------------------------------------------------------------
                 PORTFOLIO NAME                     1 YEAR       3 YEARS       5 YEARS       10 YEARS

-----------------------------------------------------------------------------------------------------
Capital Appreciation Fund                            $ 83         $ 121         $ 161          $260
Cash Income Trust                                      80           113           149           234
Alliance Growth                                        83           122           164           265
MFS Total Return                                       84           124           166           270
Putnam Diversified Income                              84           124           167           272
Travelers Quality Bond**                               82           118           n/a           n/a
Lazard International Stock**                           87           133           n/a           n/a
MFS Emerging Growth**                                  84           124           n/a           n/a
Federated Stock**                                      84           124           n/a           n/a
Federated High Yield**                                 84           124           n/a           n/a
Large Cap**                                            84           124           n/a           n/a
Equity Income**                                        84           124           n/a           n/a

** For new investment options, expenses are estimated for 1 and 3 years only.

If annuitized, or if no withdrawals are made at the end of the period shown, a $1,000 investment would be subject to the following expenses:

-----------------------------------------------------------------------------------------------------
                 PORTFOLIO NAME                     1 YEAR       3 YEARS       5 YEARS       10 YEARS

-----------------------------------------------------------------------------------------------------
Capital Appreciation Fund                            $ 23          $71          $ 121          $260
Cash Income Trust                                      20           63            109           234
Alliance Growth                                        23           72            124           265
MFS Total Return                                       24           74            126           270
Putnam Diversified Income                              24           74            127           272
Travelers Quality Bond**                               22           68            n/a           n/a
Lazard International Stock**                           27           83            n/a           n/a
MFS Emerging Growth**                                  24           74            n/a           n/a
Federated Stock**                                      24           74            n/a           n/a
Federated High Yield**                                 24           74            n/a           n/a
Large Cap**                                            24           74            n/a           n/a
Equity Income**                                        24           74            n/a           n/a

 * The Example reflects the $30 Annual Contract Fee as an annual charge of .016% assets.

** For new investment options, expenses are estimated for 1 and 3 years only.

                             THE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Travelers Life and Annuity Company (the "Company"), an indirect wholly owned subsidiary of Travelers Group Inc., is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in a majority of the states of the United States and intends to become licensed in the remaining states, except New York. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

                  THE SEPARATE ACCOUNT AND THE FUNDING OPTIONS
--------------------------------------------------------------------------------

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES ("FUND ABD II")

Fund ABD II was established on October 17, 1995 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD II will be invested exclusively in the shares of the Funding Options.

The assets of Fund ABD II are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD II are, in accordance with the Contracts, credited to or charged against Fund ABD II without regard to other income, gains and losses of the Company. The assets held by Fund ABD II are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the Funding Options are payable to Fund ABD II. All such income and/or distributions are reinvested in shares of the respective Funding Option at net asset value. Shares of the Funding Options listed above are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Fund shares are not sold to the general public.

THE FUNDING OPTIONS

Purchase Payments are allocated to the Funding Options in accordance with the selections made by the Contract Owner.

More detailed information about the options and their inherent risks may be found in the current prospectuses for the Funding Options. These prospectuses are included with and must accompany this Prospectus. Since there are varying degrees of risk inherent in each option, please read them carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling (860) 277-0111. Some of the Funding Options may not be available in every state due to various insurance regulations. The current Funding Options are:

CAPITAL APPRECIATION FUND. The objective of the Capital Appreciation Fund is growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price in both rising and declining markets.

CASH INCOME TRUST. Cash Income Trust seeks to provide high current income while emphasizing preservation of capital and maintaining a high degree of liquidity by investing in short-term money market securities deemed to present minimal credit risks.

THE TRAVELERS SERIES FUND, INC.

ALLIANCE GROWTH PORTFOLIO. The objective of the Growth Portfolio is long-term growth of capital by investing predominantly in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time. Current income is only an incidental consideration.

PUTNAM DIVERSIFIED INCOME PORTFOLIO. The objective of the Diversified Income Portfolio is to seek high current income consistent with preservation of capital. The Portfolio will allocate its investments among the U.S. Government Sector, the High Yield Sector, and the International Sector of the fixed income securities markets.

MFS TOTAL RETURN PORTFOLIO. The Total Return Portfolio's objective is to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Generally, at least 40% of the Portfolio's assets will be invested in equity securities.

THE TRAVELERS SERIES TRUST

TRAVELERS QUALITY BOND PORTFOLIO. The basic investment objective of Travelers Bond Portfolio is to seek current income, moderate capital volatility and total return.

LAZARD INTERNATIONAL STOCK PORTFOLIO. The investment objective of the International Stock Portfolio is to seek capital appreciation through investing primarily in the equity securities of non-United States companies (i.e., incorporated or organized outside the United States).

MFS EMERGING GROWTH PORTFOLIO. MFS Portfolio's investment objective is to seek to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio's investment objective.

FEDERATED STOCK PORTFOLIO. The investment objective of the Portfolio is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies. These companies generally are leaders in their industries and are characterized by sound management and the ability to finance expected growth. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless otherwise noted the investment policies and limitations described below can be changed without the approval of shareholders.

FEDERATED HIGH YIELD PORTFOLIO. The investment objective of the Federated High Yield Portfolio is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The investment objective cannot be changed without approval of shareholders. The investment policies and limitations described below may be changed without approval of shareholders, unless otherwise noted.

LARGE CAP PORTFOLIO. Large Cap Portfolio seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. Normally, at least 65% of the Portfolio's total assets will be invested in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types.

EQUITY INCOME PORTFOLIO. The Portfolio seeks reasonable income by investing primarily in income-producing equity securities. Normally, at least 65% of the Portfolio's total assets will be invested in these securities. The Portfolio has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. The Portfolio seeks to achieve a yield that exceeds that of the securities comprising the S&P 500. The Portfolio does not expect to invest in debt securities of companies that do not have proven earnings or credit. When choosing the Portfolio's investments, the Subadviser also considers the potential for capital appreciation.

FUNDING OPTION INVESTMENT MANAGERS:

----------------------------------------------------------------------------------------------
       FUNDING OPTION                 INVESTMENT ADVISER                  SUB-ADVISER
----------------------------------------------------------------------------------------------
Capital Appreciation Fund       Travelers Asset Management       Janus Capital Corporation
                                International Corporation
                                ("TAMIC")
----------------------------------------------------------------------------------------------
Cash Income Trust               TAMIC
----------------------------------------------------------------------------------------------
Alliance Growth Portfolio       Travelers Investment Adviser,    Alliance Capital
                                Inc. ("TIA")                     Management L.P.
----------------------------------------------------------------------------------------------
MFS Total Return Portfolio      TIA                              MFS
----------------------------------------------------------------------------------------------
Putnam Diversified Income       TIA                              Putnam Investment Management,
Portfolio                                                        Inc
----------------------------------------------------------------------------------------------
Travelers Quality Bond          TAMIC
Portfolio
----------------------------------------------------------------------------------------------
Lazard International Stock      TAMIC                            Lazard Freres Asset
Portfolio                                                        Management
----------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio   TAMIC                            MFS
----------------------------------------------------------------------------------------------
Federated Stock Portfolio       TAMIC                            Federated Investment
                                                                 Counseling, Inc.
----------------------------------------------------------------------------------------------
Federated High Yield            TAMIC                            Federated Investment
Portfolio                                                        Counseling, Inc.
----------------------------------------------------------------------------------------------
Large Cap Portfolio             TAMIC                            Fidelity Management &
                                                                 Research Company
----------------------------------------------------------------------------------------------
Equity Income Portfolio         TAMIC                            Fidelity Management &
                                                                 Research Company
----------------------------------------------------------------------------------------------

SUBSTITUTIONS AND ADDITIONS

If any of the Funding Options become unavailable for allocating Purchase Payments, or if, in our judgment further investment in a Funding Option becomes inappropriate for the purposes of the Contract, we may substitute another registered, open-end management investment company. Substitution may be made with respect to both existing investments and the investment of any future Purchase Payments. However, no such substitution will be made without notice to Contract Owners, state approval if applicable, and without prior approval of the SEC, to the extent required by the 1940 Act, or other applicable law. Additional Funding Options may also be added.

                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Company may advertise different types of historical performance for the Funding Options available through Fund ABD II. The Company may advertise the "standardized average annual total returns" of each, calculated in a manner prescribed by the SEC, as well as the "non-standardized total return," both described below.

"Standardized average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one-, five- and ten-year periods (or fractional periods thereof). This standardized calculation reflects the deduction of all applicable charges made to the Contract, except for premium taxes which may be imposed by certain states. "Non-standardized total return" will be calculated in a similar manner, except non-standardized total returns will not reflect the deduction of any applicable Contingent Deferred Sales Charge or the $30 annual contract administrative charge, which would decrease the level of performance shown if reflected in these calculations.

Performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long-T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD II and the Funding Options.

The total return quotations are based upon historical earnings and are not necessarily representative of future performance. A Contract Owner's Contract Value at redemption may be more or less than original cost. The SAI contains more detailed information about these performance calculations, including actual examples of each type of performance advertised.

                                  THE CONTRACT
--------------------------------------------------------------------------------

Purchase Payments are paid to the Company and credited to the Contract Owner's account to accumulate until the Maturity Date. The Contract Owner assumes the risk of gain or loss according to the performance of the Sub-Account(s). There is generally no guarantee that the Contract Value at the Maturity Date will equal or exceed the total Purchase Payments made under the Contract, except as specified or elected under the Death Benefit provisions described on page 19.

PURCHASE PAYMENTS

The initial Purchase Payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, the Company may change the size of minimum initial Purchase Payments and subsequent payments. In some states, subsequent Purchase Payments may not be allowed.

The Company will apply the initial Purchase Payment within two business days after its receipt at the Company's Home Office. Subsequent Purchase Payments will be credited to a Contract on the basis of Accumulation Unit Values next determined after receipt of the Purchase Payment.

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value (including charges) within twenty days after you receive it (the "free-look period"). Where state law requires a longer free-look period, or the return of Purchase Payments, the Company will comply. The Contract Owner bears the investment risk during the free-look period; therefore, the Contract Value returned may be greater or less than your Purchase Payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your Purchase Payment will be refunded in full; during the remainder of the free-look period, the Contract Value (including charges) will be refunded. All Contract Values will be determined as of the next valuation following the Company's receipt of the Owner's written request for refund.

ACCUMULATION UNITS

The number of Accumulation Units to be credited to the Contract once a Purchase Payment has been received by the Company is determined by dividing the amount allocated to each Funding Option by the current applicable Accumulation Unit Value. The value of an Accumulation Unit may increase or decrease. The value of an Accumulation Unit on any date other than a Valuation Date will be equal to its value as of the next succeeding Valuation Date.

The initial Accumulation Unit Value applicable to each Funding Option was established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by the net investment factor for the Valuation Period just ended. The net investment factor, calculated for each Funding Option takes into account the investment performance, expenses and the deduction of certain expenses. The net investment factor equation is described more fully in the SAI.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

No sales charges are deducted from Purchase Payments when they are applied under the Contract. However, a CDSC will be assessed if a full or partial surrender of the Contract Value is made during the first seven years following a Purchase Payment. The length of time from receipt of the Purchase Payment to the time of surrender determines the amount of the charge.

The CDSC is equal to a percentage of the amount withdrawn from the Contract (not to exceed the aggregate amount of Purchase Payments made) and is calculated as follows:

  LENGTH OF TIME FROM
   PURCHASE PAYMENT              CONTINGENT DEFERRED
   (NUMBER OF YEARS)                SALES CHARGE
----------------------------------------------------
           1                              6%
           2                              6%
           3                              5%
           4                              5%
           5                              4%
           6                              3%
           7                              2%
   8 and thereafter                       0%

Surrenders will be deemed to be taken first from any applicable free withdrawal amount (as described below); next from remaining Purchase Payments (on a first-in, first-out basis); and then from contract earnings (in excess of the free withdrawal amount). Unless the Company receives other instructions, the CDSC will be deducted from the amount requested.

No CDSC will be assessed (1) in the event of distributions resulting from the death of the Contract Owner or the death of the Annuitant with no Contingent Annuitant surviving; (2) if an annuity payout has begun; or (3) if an income option of at least five years' duration is begun after the first Contract Year.

The purpose of this charge is to help defray expenses incurred in the sale of the Contract, including commissions and other expenses associated with the printing and distribution of prospectuses and sales material. However, the Company expects that the CDSC assessed under the Contract will be insufficient to cover these expenses; the difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract which are described below.

FREE WITHDRAWAL ALLOWANCE. After the first Contract Year, surrenders of up to 10% of the Contract Value as of the end of the previous Contract Year are available without imposition of a CDSC. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions. In the state of Washington, the free withdrawal allowance applies to all surrenders.

ADMINISTRATIVE CHARGES

CONTRACT ADMINISTRATIVE CHARGE. An administrative charge of $30 will be deducted annually from the Contract to compensate the Company for expenses incurred in establishing and administering the Contract. The contract administrative charge will be deducted from the Contract Value on the fourth Friday of each August by cancelling Accumulation Units applicable to each Funding Option on a pro rata basis. This charge will be prorated from the date of purchase to the next date of assessment of charge. A prorated charge will also be assessed upon voluntary or involuntary surrender of the Contract. The contract administrative charge will not be assessed if (1) the distribution results from the death of the Contract Owner or the Annuitant with no Contingent Annuitant surviving, (2) after an annuity payout has begun, or (3) if the Contract Value is equal to or greater than $40,000 on the charge assessment date.

SUB-ACCOUNT ADMINISTRATIVE CHARGE. An administrative charge is deducted on each Valuation Date from amounts allocated to the variable Funding Options in order to compensate the Company for certain related administrative and operating expenses. The charge is equivalent, on an annual basis, to 0.15% of the daily net asset value allocated to each of the Funding Options.

Neither administrative charge can be increased. The charges are set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force, and the Company does not expect to profit from these charges.

MORTALITY AND EXPENSE RISK CHARGE

A mortality and expense risk charge is deducted on each Valuation Date from amounts held in the Separate Account. This charge is equivalent, on an annual basis, to 1.25% of the amounts allocated to each Funding Option. The Company reserves the right to lower this charge at any time. The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for guaranteeing to provide the death benefit if an Annuitant dies prior to the Maturity Date. The expense risk charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess will be a profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The CDSC, the administrative charges, and the mortality and expense risk charge under the Contract may be reduced or eliminated when certain sales of the Contract result in savings or reduction of sales expenses, administrative or mortality and expenses. The entitlement to such a reduction in the CDSC, the administrative charges, or the mortality and expense risk charge will be based on the following: (1) the size and type of group to which sales are to be made;
(2) the total amount of Purchase Payments to be received; and (3) any prior or existing relationship with the Company. There may be other circumstances, of which the Company is not presently aware, which could result in fewer sales expenses, administrative charges, or mortality and expense risk charges. The reduction or elimination of the CDSC, the administrative charge, or the mortality expense charges will be permitted only where such reduction or elimination will not be unfairly discriminatory to any person.

FUNDING OPTION CHARGES

Fund ABD II purchases shares of the Funding Options at net asset value. The net asset value of each Funding Option reflects investment management fees and other expenses deducted from the assets of the Funding Options. For a complete description of these investment advisory fees and other expenses, refer to the prospectuses for the Funding Options.

PREMIUM TAX

Certain state and local governments impose premium taxes. These taxes currently range from 0.5% to 5.0%, depending upon jurisdiction. The Company, in its sole discretion and in compliance with any applicable state law, will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the Contract Value either upon death, surrender, annuitization, or at the time Purchase Payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains, or value of the Contract, we reserve the right to charge proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER. The Contract belongs to the Contract Owner designated on the Contract Specifications page, or to any other person subsequently named pursuant to a valid assignment. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. The Contract Owner has sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided the Contract Owner has not named an irrevocable beneficiary and provided the Contract is not assigned.

The Contract Owner is the recipient of all payments while the Annuitant is alive unless the Contract Owner directs them to an alternate recipient. An alternate recipient under a payment direction does not become the Contract Owner.

JOINT OWNER. For nonqualified contracts only, Joint Owners (i.e., married spouses) may be named in a written request prior to the Contract Date. Joint Owners may independently exercise transfers allowed under the contract. All other rights of ownership must be exercised by joint action. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a Joint Owner end at death if the other Joint Owner survives. The entire interest of the deceased Joint Owner in the Contract will pass to the surviving Joint Owner.

BENEFICIARY

The Beneficiary is the party named by the Owner in a written request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or the Owner. If there is more than one Beneficiary surviving the Annuitant, the Beneficiaries will share equally in benefits unless different shares are recorded with the Company by written request prior to the death of the Annuitant or Owner.

With nonqualified contracts, the Beneficiary may differ from the designated beneficiary as defined in the Contract. The designated beneficiary may take the contract benefits in lieu of the Beneficiary upon the death of the Contract Owner.

Unless an irrevocable Beneficiary has been named, the Owner has the right to change any Beneficiary by written request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated on the Contract Specifications page, and is the individual on whose life the Maturity Date and the amount of the monthly annuity payments depend. The Annuitant may not be changed after the Contract Date.

For nonqualified contracts only, the Contract Owner may also name one individual as a Contingent Annuitant by written request prior to the Contract Date. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date.

If an Annuitant who is not also an Owner or a Joint Owner dies prior to the Maturity Date while this Contract is in effect and while the Contingent Annuitant is living:

     1) the Contract Value will not be payable upon the Annuitant's death;

     2) the Contingent Annuitant becomes the Annuitant; and

     3) all other rights and benefits provided by this Contract will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect, unless otherwise provided.

                                   TRANSFERS
--------------------------------------------------------------------------------

Prior to the Maturity Date, the Contract Owner may transfer all or part of the Contract Value between Funding Options. There are no charges or restrictions on the amount or frequency of transfers currently; however, the Company reserves the right to charge a fee for any transfer request, and to limit the number of transfers to no more than one in any six-month period. Since different Funding Options have different expenses, a transfer of Contract Values from one Funding Option to another could result in a Contract Owner's investment becoming subject to higher or lower expenses.

DOLLAR COST AVERAGING (AUTOMATED TRANSFERS)

Dollar cost averaging permits the Contract Owner to transfer a fixed dollar amount to other Sub-Accounts on a monthly or quarterly basis so that more Accumulation Units are purchased in a Sub-Account if the value per unit is low and less Accumulation Units are purchased if the value per unit is high. Therefore, a lower-than-average value per unit may be achieved over the long run.

You may elect automated transfers through written request or other method acceptable to the Company. You must have a minimum total Contract Value of $5,000 to enroll in the Dollar Cost Averaging program. The minimum total automated transfer amount is $400.

Certain restrictions apply for automated transfers from the Fixed Account that do not apply to automated transfers from any of the other Sub-Accounts. You may establish automated transfers of Contract Values from the Fixed Account. Automated transfers from the Fixed Account may not deplete your Fixed Account Value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other provisions and terms of the Contract, including provisions relating to the transfer of money between investment options. The Company reserves the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Before transferring any part of the Contract Value, Contract Owners should consider the risks involved in switching between investments available under this Contract. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

TELEPHONE TRANSFERS

A Contract Owner may place a transfer request via telephone. The telephone transfer privilege is available once authorized in a form acceptable to the Company. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted on each Valuation Date between 9:00 a.m. and 4:00 p.m., Eastern time. Once instructions have been accepted, they may not be rescinded; however, new telephone instructions may be given the following day. If the transfer instructions are not in good order, the Company will not execute the transfer and will promptly notify the caller.

The Company will make a reasonable effort to record each telephone transfer conversation, but in the event that no recording is effective or available, the Contract Owner will remain liable for each telephone transfer effected. Additionally, the Company is not liable for acting upon instructions believed to be genuine and in accordance with the procedures described above. As a result of this policy, the Contract Owner may bear the risk of loss in the event that the Company follows instructions that prove to be fraudulent.

                           SURRENDERS AND REDEMPTIONS
--------------------------------------------------------------------------------

A Contract Owner may redeem all or any portion of the Cash Surrender Value at any time prior to the Maturity Date. The Contract Owner must submit a written request specifying the investment option(s) from which the surrender is to be made. The Cash Surrender Value will be determined as of the next valuation following receipt of the Owner's surrender request at the Company's Home Office. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the Contract Value at the time of surrender.

The Company may defer payment of any Cash Surrender Value for a period of not more than seven days after the request is received in the mail, but it is our intent to pay as soon as possible. Requests for surrender that are not in good order will not be processed until the deficiencies are corrected. The Company will contact the Contract Owner to advise of the reason for the delay and what is needed to act upon the surrender request.

SYSTEMATIC WITHDRAWALS

Prior to the Maturity Date, a Contract Owner may elect to take systematic withdrawals by surrendering a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable surrender charges above the free withdrawal allowance and any applicable premium taxes will be deducted. The minimum Contract Value required to elect systematic withdrawals is $15,000 and the election must be made on the form provided by the Company. The Company will process the withdrawals by surrendering on a pro-rata basis Accumulation Units from all investment options in which the Contract Owner has an interest, unless otherwise directed. The Contract Owner may begin or discontinue systematic withdrawals at any time by notifying the Company in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

The Company reserves the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners.

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. Contract Owners should consult with their tax adviser regarding the tax consequences of systematic withdrawals.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Prior to the Maturity Date, a Death Benefit is payable to the Beneficiary when either the Annuitant, you or the first of Joint Owners, dies and there is no Contingent Annuitant. Death Benefits are payable upon the Company's receipt at its Home Office of due proof of death. If the Company is notified of the Annuitant's, Contract Owner's, or first of the Joint Owner's death more than six months after the death, the Death Benefit will be the Contract Value. A Beneficiary may request that a death benefit payable under the Contract be applied to one of the settlement options available under the Contract. (See also "Nonqualified Annuity Contracts," page 25.) See Appendix B for Contracts issued in Florida.

For nonqualified contracts, if the Contract Owner (including the first of joint owners) dies before the Maturity Date, a distribution may be required under the minimum distribution requirements of the federal tax law. If so required, the Company will recalculate the value of the Death Benefit under the provisions of "Death Proceeds Prior to the Maturity Date," below. The value of the Death Benefit, as recalculated, will be credited to the party taking distributions upon the death of the Contract Owner with the Annuitant or Contingent Annuitant surviving. This will generally be the surviving joint owner or otherwise the Beneficiary in accordance with all the circumstances and the terms of the Contract. This party may differ from the Beneficiary who was named by the Owner in a written request and who would receive any remaining contractual benefits upon the death of the Annuitant. This party may be paid in a single lump sum, or by other options, but should take distributions as required by minimum distribution requirements of the federal tax law.

If the Contract Owner's spouse is the surviving joint owner, the spouse may elect to continue the Contract as owner in lieu of taking a distribution under the Contract. (See "Nonqualified Annuity Contracts," page 25.) In either case, all references to age in the "Death Proceeds Prior to the Maturity Date" section will be based on the Contract Owner's age rather than the Annuitant's age.

DEATH PROCEEDS PRIOR TO THE MATURITY DATE

If the Annuitant dies before age 75 and before the Maturity Date, the Company will pay to the Beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or prior surrenders not previously deducted:

     1) the Contract Value;

     2) the total Purchase Payments made under the Contract; or

     3) the Contract Value on the latest fifth contract year anniversary immediately preceding the date on which the Company receives due proof of death.

If the Annuitant dies on or after age 75, but before age 85 (90 in Florida) and before the Maturity Date, the Company will pay to the Beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or prior surrenders not previously deducted:

     1) the Contract Value;

     2) the total Purchase Payments made under the Contract; or

     3) the Contract Value on the latest fifth contract year anniversary occurring on or before the Annuitant's 75th birthday.

If the Annuitant dies on or after age 85 and before the Maturity Date, the Company will pay to the Beneficiary a death benefit in an amount equal to the Contract Value, less any applicable premium tax. (This provision does not apply in Florida.)

DEATH PROCEEDS AFTER THE MATURITY DATE

If the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or Income Option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Annuity Payments will ordinarily begin on the Maturity Date stated in the Contract. If no Maturity Date is elected, the Maturity Date will be the Annuitant's 70th birthday for qualified contracts and the Annuitant's 75th birthday, or ten years after the Contract Date, if later, for nonqualified contracts. The Maturity Date is the date on which the Company will begin paying the first of a series of Annuity or Income Payments in accordance with the Settlement Option selected by the Contract Owner. Annuity or Income Payments will begin on the Maturity Date unless the Contract has been fully surrendered or the proceeds have been paid to the Beneficiary prior to that date. The Company may require proof that the Annuitant is alive before Annuity Payments are made.

For nonqualified Contracts, at least 30 days before the original Maturity Date, a Contract Owner may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with qualified contracts upon either the Contract Owner's attainment of age 70 1/2 or the death of the Contract Owner. Independent tax advice should be sought regarding the election of minimum required distributions.

See Appendix B for Contracts issued in Florida.

ALLOCATION OF ANNUITY

When an Annuity Option is elected, it may be elected as a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, no election has been made to the contrary, the Contract Value shall be applied to provide an annuity funded by the same investment option. At least 15 days prior to the Maturity Date, you may reallocate the Contract Value among the investment options in order to reallocate the basis on which Annuity Payments will be determined. (See "Transfers," page 17.)

VARIABLE ANNUITY

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1. An Annuity Unit Value as of any Valuation Date is equal to (a) the value of the Annuity Unit on the immediately preceding Valuation Date, multiplied by (b) the corresponding net investment factor for the Valuation Period just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.) The value of an Annuity Unit as of any date other than a Valuation Date is equal to its value on the next succeeding Valuation Date.

The number of Annuity Units credited to the Contract is determined by dividing the first monthly Annuity Payment attributable to each Sub-Account by the corresponding Annuity Unit Value as of 14 days prior to the date Annuity Payments commence. The number of Annuity Units remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly Annuity Payment. The amount applied to effect a variable Annuity will be the value of the

Sub-Accounts as of 14 days before the date Annuity Payments commence less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the Annuity Option elected. A formula for determining the adjusted age is contained in the Contract. The total first monthly Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that Annuity Option. The Company reserves the right to require satisfactory proof of age of any person on whose life Annuity Payments are based before making the first payment under any of the Settlement Options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of the second and subsequent Annuity Payments is not predetermined and may change from month to month based on the investment experience of the applicable Funding Option. The total amount of each Annuity Payment will be equal to the sum of the basic payments in each Funding Option. The actual amounts of these payments are determined by multiplying the number of Annuity Units credited to each Funding Option by the corresponding Annuity Unit Value as of the date 14 days prior to the date before payment is due.

See Appendix B for Contracts issued in Florida.

FIXED ANNUITY

A Fixed Annuity provides for payments which do not vary during the Annuity period. The minimum guaranteed amount of the Fixed Annuity Payments will be calculated as described under "Variable Annuity: Determination of First Annuity Payment," except that the Cash Surrender Value will be determined as of the day annuity payments commence. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

On the Maturity Date, or other agreed-upon date, the Company will pay the amount due under the Contract in one lump sum, or in accordance with the payment option selected by the Contract Owner. Election of an option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner. While the Annuitant is alive, the Contract Owner may change a Settlement Option election by written request at any time prior to the Maturity Date. Once Annuity or Income Payments have begun, no further election changes are allowed. During the Annuitant's lifetime, if no election has been made prior to the Maturity Date, the Company will pay to the Contract Owner (or other designated Payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life
Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an Annuity or Income Option will be $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in one lump-sum payment.

See Appendix B for Contracts issued in Florida.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the Cash Surrender Value of the Contract may be paid under one or more of the following Annuity Options.

Payments under the Annuity Options may be elected on a monthly, quarterly, semiannual or annual basis.

OPTION 1 -- LIFE ANNUITY -- NO REFUND. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND. The Company will make Annuity Payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. The Company will make Annuity Payments during the lifetimes of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee, the other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 5 -- OTHER ANNUITY OPTIONS. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the Annuity Options described above, and subject to the conditions described under "Election of Options," all or part of the Cash Surrender Value of the Contract may be paid under one or more of the following Income Options, provided that they are consistent with federal tax law qualification requirements. Payments under the Income Options may be elected on a monthly, quarterly, semiannual or annual basis:

OPTION 1 -- PAYMENTS OF A FIXED AMOUNT. The Company will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. The first payment and all later payments will be paid from amounts attributable to each investment option in proportion to the Cash Surrender Value attributable to each. The final payment will include any amount insufficient to make another full payment.

OPTION 2 -- PAYMENTS FOR A FIXED PERIOD. The Company will make payments for the fixed period selected, based on the Cash Surrender Value as of the date payments commence. If at the death of the Annuitant the total number of fixed payments has not been made, the payments will be made to the Beneficiary.

OPTION 3 -- OTHER INCOME OPTIONS. The Company will make any other arrangements for Income Payments as may be mutually agreed upon.

The amount applied to effect an Income Option will be the Cash Surrender Value as of the date Income Payments commence, less any applicable premium taxes not previously deducted plus any applicable contingent deferred sales charge. The Contract Value used to determine the amount of any Income Payment will be determined on the same basis as the Contract Value during the Accumulation Period, including the deduction for mortality and expense risks and the Sub-Account

Administrative Charge. Income Options differ from Annuity Options in that the amount of the payments made under Income Options are unrelated to the length of life of any person. Although the Company continues to deduct the charge for mortality and expense risks, it assumes no mortality risks for amounts applied under any Income Option. Moreover, payments are unrelated to the actual life span of any person. Thus, the Annuitant may outlive the payment period.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

TERMINATION

No Purchase Payments after the first are required to keep the Contract in effect. However, the Company reserves the right to terminate the Contract on any Valuation Date if the Contract Value as of that date is less than $1,000 and no Purchase Payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the Contract Owner at his or her last known address and to any assignee of record. If the Contract is terminated, the Company will pay to the Contract Owner the Cash Surrender Value (Contract Value, in the states of Washington and New Jersey), less any applicable administrative charge or premium tax.

MISSTATEMENT

If the Annuitant's or Contract Owner's sex or date of birth was misstated, all benefits under the Contract are what the Purchase Payment paid would have purchased at the correct sex and age. Proof of the Annuitant's or Contract Owner's age may be filed at any time at the Company's Home Office.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, the Company will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit Value(s) as of the date of the report for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

The Company may permit Contract Owners to transfer their Contract Values into other annuities offered by the Company or its affiliated insurance Companies under rules then in effect.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a Contract Owner or Beneficiary who may make elections under a contract. For further information, a qualified tax adviser should be consulted.

GENERAL TAXATION OF ANNUITIES

Amounts credited to the Contract are not generally taxable until they are received by the Contract Owner or the Beneficiary, either in the form of Annuity Payments or other distributions. Distributions from annuities that include previously taxed amounts may be taxed on either an income-first basis or an income-last basis, or on a pro-rata basis according to the type of plan or due to other circumstances.

TAX LAW DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a segregated asset account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how segregated asset accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the segregated asset accounts must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includible annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the accounts.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the Contract Owner has attained the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain tax-benefited plans.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the Owner or the Annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without tax law funding limits. The Purchase Payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to Purchase Payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a Contract Owner when the Contract Owner transfers the contract without adequate consideration.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the Maturity Date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the Cash Value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the Beneficiary to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an Annuity Option is elected or whether the new Contract Owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $2,250.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code, Purchase Payments made by an employer are not currently taxable to the Contract Owner and increases in the value of a contract are not subject to taxation until received by a Contract Owner or beneficiary.

Distributions in the form of Annuity or Income Payments are taxable to the Contract Owner or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the Contract Owner's "investment in the contract" is treated as a return of capital and is not taxable. Payments under Income Option 3 are taxable in full. Certain lump-sum distributions described in
Section 402 of the Code may be eligible for special ten-year forward averaging treatment for individuals born before January 1, 1936. All individuals may be eligible for favorable five-year forward averaging of lump-sum distributions through 1999. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

An additional tax of 10% will apply to any taxable distribution received by the Contract Owner before the age 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions.

Amounts attributable to salary reductions and income thereon may not be withdrawn prior to attaining the age of 59 1/2, separation from service, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distribution must begin in April 1st of the calendar year following the later of the calendar year in which the Contract Owner attains the age of 70 1/2 of retires. Certain other mandatory distribution rules apply at the death of the Participant.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

     1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

        There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or Beneficiary may avoid this result if:

        (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

        (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law.

        A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or Beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal Beneficiary is otherwise underwithheld or short on estimated taxes for that year.

     2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

        To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

     3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

        The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1996, a recipient receiving periodic payments (e.g., monthly or annual payments under an Annuity Option) which total $14,350 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                                 VOTING RIGHTS
--------------------------------------------------------------------------------

The Contract Owner has certain voting rights in Fund ABD II and the Funding Options. The number of votes which a Contract Owner may cast in the accumulation period is equal to the number of Accumulation Units credited under the Contract. During the annuity period, the Contract Owner may cast the number of votes equal to (i) the reserve related to the Contract divided by (ii) the value of an Accumulation Unit. A Contract Owner's voting rights will decline as the reserve for the Contract declines.

Each person having a voting interest in Fund ABD II will receive periodic reports relating to the Funding Options in which he or she has an interest, as well as any proxy materials, including a form on which to give voting instructions with respect to the proportion of the Funding Option shares held by Fund ABD II which correspond to his or her interest in the Funding Option.

Upon the death of the Contract Owner, all voting rights will vest in the Beneficiary of the Contract, except in the case of Contracts where the surviving spouse becomes the owner.

The Company will vote shares of Funding Options held by Fund ABD II at regular and special meetings of the Funding Option shareholders in accordance with instructions received from persons having a voting interest in Fund ABD II. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. If the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the Funding Options in its own right, it may elect to do so.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. The compensation paid to sales representatives will not exceed 8.5% of the payments made under the Contracts.

From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

Any sales representative or employee will have been qualified to sell Variable Annuities under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and all are members of the National Association of Securities Dealers, Inc. Tower Square Securities, Inc., an affiliate of the Company, is the principal underwriter for the Contracts; however, it is currently anticipated that an affiliated broker-dealer may become the principal underwriter for the Contracts during 1997.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. The Company may at any time make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

                         LEGAL PROCEEDINGS AND OPINIONS
--------------------------------------------------------------------------------

There are no pending material legal proceedings affecting Fund ABD II. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this Prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been reviewed by the General Counsel of the Life and Annuity Division of the Company.
+++

                                   APPENDIX A
                               THE FIXED ACCOUNT
--------------------------------------------------------------------------------

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of Fund ABD II or any of the Funding Options does not affect the Fixed Account portion of the Contract Owner's Contract Value, or the dollar amount of fixed annuity payments made under any payout option. The Fixed Account may not be available in some jurisdictions.

The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable surrender charge as described under "Charges and Deductions" in this prospectus.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of the Securities Act of 1933 or 1940 Acts. The Company will invest the assets of the Fixed Account at its discretion. Investment income from such Fixed Account assets will be allocated to the Company and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time.

The initial rate for any allocations to the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. The Company also guarantees that for the life of the Contract it will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in the sole discretion of the company. The contract owner assumes the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

Transfers from the Fixed Account to any other investment options will be permitted twice a year during the 30 days following the semiannual Contract Date anniversary in an amount of up to 15% of the Fixed Account Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to the other investment option(s) may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion.

Automated transfers from the Fixed Account to any of the investment option(s) may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX B
                    CONTRACTS ISSUED IN THE STATE OF FLORIDA
--------------------------------------------------------------------------------

THE ANNUITY PERIOD

MATURITY DATE

The maturity date may not be any date beyond the Annuitant's 90th birthday.

THE VARIABLE ANNUITY

Variable payouts are not permitted in Florida. Contract Owners may only have their Contract Values applied to provide a Fixed Annuity.

Disregard the "Variable Annuity" section described on page 20.

ELECTION OF OPTIONS

ON THE MATURITY DATE, OR OTHER AGREED-UPON DATE, THE COMPANY WILL PAY AN AMOUNT PAYABLE UNDER THE CONTRACT IN ACCORDANCE WITH THE PAYMENT OPTION SELECTED BY THE CONTRACT OWNER. Election of an option must be made in writing in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner. While the Annuitant is alive, the Contract Owner may change a Settlement Option election by Written Request at any time prior to the Maturity Date. Once Annuity or Income Payments have begun, no further election changes are allowed. During the Annuitant's lifetime, if no election has been made prior to the Maturity Date, the Company will pay to the Contract Owner the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain tax-qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an Annuity or Income Option will be $2,000 unless the Company consents to a lesser amount. If any monthly periodic payment due any payee is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Cash Surrender Value in one lump-sum payment.

                                   APPENDIX C
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Management Agreement
        Valuation of Assets
        Performance Information
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 19, 1996 (FORM NO. L-12548S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE CLIP THIS COUPON ON THE DOTTED LINE ABOVE, ENTER YOUR NAME AND ADDRESS IN THE SPACES PROVIDED BELOW, AND MAIL TO: THE TRAVELERS LIFE AND ANNUITY COMPANY, ANNUITY INVESTOR SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART B

         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                                     dated

                               August 19, 1996

                                      for

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                                   ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated August 19, 1996. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling 1-860-277-0111.





                                                       TABLE OF CONTENTS
THE INSURANCE COMPANY  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1

PRINCIPAL UNDERWRITER  . . . .  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1

DISTRIBUTION AND MANAGEMENT AGREEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4

FINANCIAL STATEMENTS (Travelers Life and Annuity Company) . . . . . . . . . . . . . . . . . . . . . . . .      F-1

                             THE INSURANCE COMPANY


         The Travelers Life and Annuity Company (the "Company"), a stock insurance company chartered in 1973 in Connecticut. It is a wholly owned subsidiary of The Travelers Insurance Company, which is indirectly owned, through a wholly owned subsidiary, by Travelers Group Inc., a financial services holding company.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut. An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

    The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund ABD II meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD II are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

THE FIXED ACCOUNT. The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund ABD II or any other separate account sponsored by the Company or its affiliates.

The staff of the Securities and Exchange Commission does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


                             PRINCIPAL UNDERWRITER


         Tower Square Securities, Inc. ("Tower Square"), an affiliate of the Company, serves as principal underwriter for Fund ABD II and the Contracts.
The offering is continuous. Tower Square is an indirect wholly owned subsidiary of Travelers Group Inc. and its principal executive offices are located at One Tower Square, Hartford, Connecticut. It is anticipated that an affiliated broker-dealer may become the principal underwriter for the Contracts in 1996

                     DISTRIBUTION AND MANAGEMENT AGREEMENT


         Under the terms of the Distribution and Management Agreement among Fund ABD II, the Company and Tower Square, the Company provides all administrative services and mortality and expense risk guarantees related to variable annuity contracts sold by the Company in connection with the Fund ABD
II. Tower Square performs the sales functions related to the Contracts. The Company reimburses Tower Square for commissions paid, other sales expenses and certain overhead expenses connected with sales functions. The Company also pays all costs (including costs associated with the preparation of sales literature); all costs of qualifying the Fund ABD II and the variable annuity contract with regulatory authorities; the costs of proxy solicitation; and all custodian, accountant's and legal fees. The Company also provides without cost to the Fund ABD II all necessary office space, facilities, and personnel to manage its affairs.



                              VALUATION OF ASSETS


FUNDING OPTIONS: The value of the assets of each Underlying Fund is determined on each Valuation Date as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the Valuation Date or on the basis of quotations received from a reputable broker or any other recognized source.

         Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes in account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the Insurance Charge and the Funding Option Administrative Charge). The gross investment rate of a Funding Option is equal to (a) minus b), divided by c where:

    (a) = investment income plus capital gains and losses (whether realized or unrealized);

    (b) = any deduction for applicable taxes (presently zero); and

    (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

    The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period.



                            PERFORMANCE INFORMATION


         From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund ABD II. The Company may advertise the "standardized average annual total returns" of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "non-standardized total return," as described below:

STANDARDIZED METHOD. Quotations of average annual total return are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge ($30) is converted to a percentage of assets based on the actual fees collected (or anticipated, in the case of a new product) divided by the average net assets for contracts sold under the Prospectus (or anticipated to be sold) to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable Contingent Deferred Sales Charge at that time.

        NON-STANDARDIZED METHOD. Non-standardized "average annual total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Non-standardized total returns will not reflect the deduction of any applicable Contingent Deferred Sales Charge or the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long-term investment.

         GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD II and the Underlying Funds.

For Funding Options that were in existence prior to the date they became available under Fund ABD II, the standardized and non-standardized average annual total return quotations will show the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance. An Owner's Contract Value at redemption may be more or less than original cost.

         Average annual total returns for each of the Funding Options computed according to the standardized and non-standardized methods for the period ending December 31, 1995 (beginning at inception date) are set forth in the following table.


                           TOTAL RETURN CALCULATIONS
                         FUNDING OPTIONS OF FUND ABD II

------------------------------------------------------------------------------------------------------------
                                  STANDARDIZED          NON-STANDARDIZED
                                                                                                 Inception
                                                                                                    Date
------------------------------------------------------------------------------------------------------------
                      1-YR      5-YR        10-YR        1-YR      3-YR       5-YR       10-YR
Capital Appreciation
    Fund              28.45%    16.57%      9.52%        34.47%    12.73%     17.02%     9.53%     3/18/82
Alliance Growth       26.97%    20.50%*      --          32.99%    24.04%*     --         --       6/20/94
MFS Total Return      17.93%    9.64%*       --          23.95%    13.36%*     --         --       6/20/94
Putnam Diversified
    Income             9.74%    6.78%*       --          15.76%    10.55%*     --         --       6/20/94

  * Since inception.

                            INDEPENDENT ACCOUNTANTS


         Coopers & Lybrand L.L.P., certified public accountants, 100 Pearl Street, Hartford, Connecticut, are the independent auditors for Fund ABD II. The services provided to Fund ABD II will include primarily the audit of the Fund's financial statements. Financial Statements for Fund ABD II are not available since the Fund had no assets as of the effective date of this SAI.

         The balance sheets of the Travelers Life and Annuity Company (the "Company") as of December 31, 1995 and 1994 and the statements of operations and retained earnings and cash flows for each of the years then ended, have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering the December 31, 1995 financial statements of the Company refers to a change in the accounting for investments in accordance with provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities," in 1994.

         The statements of operations and retained earnings and cash flows of the Company for the year ended December 31, 1993, have been included herein in reliance upon the report dated September 16, 1994 of Coopers & Lybrand, L.L.P., certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                          Independent Auditors' Report



The Board of Directors and Shareholder of
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheet of The Travelers Life and Annuity Company as of December 31, 1995 and 1994, and the related statements of operations and retained earnings and cash flows for the years then ended.
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for the years then ended, in conformity with generally accepted accounting principles.

As discussed in note 3 to the financial statements, the Company adopted the provisions of Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities," in 1994.




                                                        /s/KPMG Peat Marwick LLP
Hartford, Connecticut
January 16, 1996

                       Report of Independent Accountants



To the Board of Directors and Shareholder of The Travelers Life and Annuity Company:


We have audited the statements of operations and retained earnings and cash flows of The Travelers Life and Annuity Company for the year ended December 31, 1993. These financial statements are the responsibility of Company management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of The Travelers Life and Annuity Company for the year ended December 31, 1993 in conformity with generally accepted accounting principles.





/s/ COOPERS & LYBRAND L.L.P.
Hartford, Connecticut
September 16, 1994

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                 STATEMENT OF OPERATIONS AND RETAINED EARNINGS


--------------------------------------------------------------------------------------------------------
(for the year ended December 31, in thousands)                    1995             1994     |       1993
--------------------------------------------------------------------------------------------|-----------
                                                                                            |
REVENUES                                                                                    |
Premiums                                                    $    2,652       $    3,498     | $    4,524
Net investment income                                           63,209           66,093     |     58,044
Realized investment gains (losses)                              18,713           (2,074)    |     11,955
Other                                                           17,466           18,702     |      9,102
--------------------------------------------------------------------------------------------|-----------
                                                               102,040           86,219     |     83,625
--------------------------------------------------------------------------------------------|-----------
                                                                                            |
BENEFITS AND EXPENSES                                                                       |
Current and future insurance benefits                           52,390           55,596     |     67,489
Amortization of deferred acquisition costs                                                  |
  and value of insurance in force                                1,563                -     |          -
Other operating expenses                                         4,651            2,758     |      3,075
--------------------------------------------------------------------------------------------|-----------
                                                                58,604           58,354     |     70,564
--------------------------------------------------------------------------------------------|-----------
                                                                                            |
Income before federal income taxes                              43,436           27,865     |     13,061
--------------------------------------------------------------------------------------------|-----------
                                                                                            |
Federal income taxes:                                                                       |
  Current                                                        2,555            4,742     |     22,124
  Deferred                                                      11,964            4,798     |    (22,672)
--------------------------------------------------------------------------------------------|-----------
                                                                14,519            9,540     |       (548)
--------------------------------------------------------------------------------------------|-----------
Net income                                                      28,917           18,325     |     13,609
Retained earnings beginning of year                            128,990          110,665     |     97,034
Preference stock tax benefit allocated by parent                     -                -     |         22
--------------------------------------------------------------------------------------------|-----------
Retained earnings end of year                               $  157,907       $  128,990     | $  110,665
--------------------------------------------------------------------------------------------------------





                       See notes to financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEET


---------------------------------------------------------------------------------------------------------------
(at December 31, in thousands)                                                        1995                 1994
---------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at market
  (cost,  $678,293; $624,347)                                                  $    724,639       $    559,142
Equity securities, at market (cost, $9,453; $14,252)                                 13,099             16,064
Mortgage loans                                                                      125,813            152,359
Real estate held for sale, net of accumulated depreciation of $524; $337              8,995              6,810
Short-term securities                                                                51,381             44,472
Other investments                                                                    65,805             72,190
---------------------------------------------------------------------------------------------------------------
         Total investments                                                          989,732            851,037
---------------------------------------------------------------------------------------------------------------
Cash                                                                                      -                296
Investment income accrued                                                            11,030             10,211
Premium balances receivable                                                           2,277                  -
Reinsurance recoverables                                                                718                573
Deferred acquisition costs and value of insurance in force                           22,560             21,014
Deferred federal income taxes                                                        41,158             94,315
Separate accounts                                                                   886,688            820,384
Current federal income taxes                                                          6,691                  -
Other assets                                                                          3,785              3,539
---------------------------------------------------------------------------------------------------------------
         Total assets                                                          $  1,964,639       $  1,801,369
---------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits                                                         $    671,027       $    691,108
Contractholder funds                                                                 11,947                  -
Current federal income taxes                                                              -             26,071
Separate accounts                                                                   856,867            808,181
Other liabilities                                                                    61,247             17,889
---------------------------------------------------------------------------------------------------------------
         Total liabilities                                                        1,601,088          1,543,249
---------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000
  shares authorized, 30,000 issued and outstanding                                    3,000              3,000
Additional paid-in capital                                                          167,314            167,354
Retained earnings                                                                   157,907            128,990
Unrealized investment gains (losses), net of taxes                                   35,330            (41,224)
---------------------------------------------------------------------------------------------------------------
         Total shareholder's equity                                                 363,551            258,120
---------------------------------------------------------------------------------------------------------------

         Total liabilities and shareholder's equity                            $  1,964,639       $  1,801,369
---------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENT OF CASH FLOWS
                          Increase (Decrease) in Cash


--------------------------------------------------------------------------------------------------------
(for the year ended December 31, in thousands)                    1995             1994   |         1993
------------------------------------------------------------------------------------------|-------------
                                                                                          |
CASH FLOWS FROM OPERATING ACTIVITIES                                                      |
  Premiums collected                                        $    1,950       $    3,498   |   $    4,524
  Net investment income received                                66,219           57,240   |       53,944
  Benefits and claims paid                                     (71,710)         (72,298)  |      (74,660)
  Operating expenses paid                                       (3,013)          (4,400)  |       (3,249)
  Income taxes refunded (paid)                                 (35,305)           1,030   |      (10,661)
  Trading account investments, (purchases) sales, net                -                -   |       35,093
  Other                                                         (6,772)          22,507   |         (683)
------------------------------------------------------------------------------------------|-------------
      Net cash provided by (used in) operating activities      (48,631)           7,577   |        4,308
------------------------------------------------------------------------------------------|-------------
CASH FLOWS FROM INVESTING ACTIVITIES                                                      |
  Investment repayments                                                                   |
    Fixed maturities                                            11,752           29,043   |       29,479
    Mortgage loans                                              24,137           60,260   |       53,835
  Proceeds from investments sold, including real estate                                   |
     held for sale                                                                        |
    Fixed maturities                                           459,971           41,671   |      46,001
    Equity securities                                           11,823            9,373   |       7,676
    Mortgage loans                                               7,013           23,327   |      11,835
    Real estate held for sale                                        -           34,181   |       26,014
  Investments in                                                                          |
    Fixed maturities                                          (515,098)        (204,412)  |     (206,682)
    Equity securities                                             (156)            (375)  |       (5,280)
    Mortgage loans                                              (4,890)          (5,607)  |            -
  Short-term securities, (purchases) sales, net                 (5,051)          (1,146)  |      (16,430)
  Other investments, (purchases) sales, net                      9,274              682   |       46,595
  Securities transactions in course of settlement               45,727            5,722   |        1,133
------------------------------------------------------------------------------------------|-------------
      Net cash provided by (used in) investing activities       44,502           (7,281)  |       (5,824)
------------------------------------------------------------------------------------------|-------------
CASH FLOWS FROM FINANCING ACTIVITIES                                                      |
  Contractholder fund deposits                                   5,707                -   |            -
  Contractholder fund withdrawals                               (1,874)               -   |            -
------------------------------------------------------------------------------------------|-------------
      Net cash provided by financing activities                  3,833                -   |            -
------------------------------------------------------------------------------------------|-------------
Net increase (decrease) in cash                             $     (296)      $      296   |   $   (1,516)
--------------------------------------------------------------------------------------------------------
Cash at December 31                                         $        -       $      296       $        -
--------------------------------------------------------------------------------------------------------





                       See notes to financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS



1.     NATURE OF OPERATIONS

       The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), which is an indirect, wholly owned subsidiary of Travelers Group Inc. (Travelers).

       The Company primarily writes single premium group annuity close-out contracts and individual structured settlement annuities. The single premium group annuity contracts are typically purchased by employer-sponsored pension plans upon termination of the plan, asset reversion or other significant plan changes. The individual structured settlement contracts are purchased by affiliates, The Travelers Indemnity Company and its subsidiaries, in connection with the settlement of certain of its policyholder obligations. In 1995, the Company also commenced writing individual life and deferred annuity business.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       Significant accounting policies used in the preparation of the accompanying financial statements follow.

       Basis of presentation

       In December 1992, Primerica Corporation (Primerica) acquired approximately 27% of The Travelers Corporation's common stock (the 27% Acquisition). The 27% Acquisition was accounted for as a purchase. Effective December 31, 1993, Primerica acquired the approximately 73% of The Travelers Corporation common stock which it did not already own, and The Travelers Corporation was merged into Primerica, which was renamed Travelers Group Inc. This was effected through the exchange of .80423 shares of Travelers common stock for each share of The Travelers Corporation common stock (the Merger). All subsidiaries of The Travelers Corporation were contributed to The Travelers Insurance Group Inc. (TIGI).

       The 27% Acquisition and the Merger were accounted for as a "step acquisition", and the purchase accounting adjustments were "pushed down" as of December 31, 1993 to the subsidiaries of TIGI, including the Company, and reflect adjustments of assets and liabilities of the Company to their fair values determined at each acquisition date (i.e., 27% of values at December 31, 1992 as carried forward and 73% of the values at December 31, 1993). These assets and liabilities were recorded at December 31, 1993 based upon management's then best estimate of their fair values at the respective dates. Evaluation and appraisal of assets and liabilities, including investments, the value of insurance in force, other insurance assets and liabilities and related deferred federal income taxes was completed during 1994. The excess of the 27% share of assigned value of identifiable net assets over cost at December 31, 1992, which was allocated to the Company through "pushdown" accounting, was approximately $1.3 million and is being amortized over ten years on a straight-line basis.

       The statements of operations and retained earnings and of cash flows and the related accompanying notes for the years ended December 31, 1995 and 1994, which are presented on a purchase accounting basis, are separated from the corresponding 1993 information, which is presented on a historical accounting basis, to indicate the difference in valuation bases.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

       Certain prior year amounts have been reclassified to conform with the 1995 presentation.

       Investments

       Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities are valued based upon quoted market prices, or if quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

       Equity securities, which include common and nonredeemable preferred stocks, are carried at market values that are based primarily on quoted market prices. Changes in market values of equity securities are charged or credited directly to shareholder's equity, net of applicable income taxes.

       Mortgage loans are carried at amortized cost. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Impaired loans were insignificant at December 31, 1995.

       Real estate held for sale is carried at the lower of cost or fair value less estimated costs to sell. Fair value was established at time of foreclosure by appraisers, either internal or external, using discounted cash flow analyses and other acceptable techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1995.

       Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

       Investment Gains and Losses

       Realized investment gains and losses are included as a component of pretax revenues based upon specific identification of the investments sold on the trade date and, prior to the Merger, included adjustments to investment valuation reserves. These adjustments reflected changes considered to be other than temporary in the net realizable value of investments. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Separate Accounts

       Separate account liabilities primarily represent structured settlement annuity obligations, which provide guaranteed levels of return or benefits to contractholders. The separate account assets supporting these obligations, which are legally segregated and are not subject to claims that arise out of any other business of the Company, are carried at amortized cost. Earnings on structured settlement contracts, generally net investment income less policyholder benefits and operating expenses, are included in other revenues.

       In addition, the Company has other separate accounts, representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at market value, and amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

       Deferred Acquisition Costs and Value of Insurance In Force

       Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized over the period of anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 10- to 25-year amortization period is used for life insurance, and a 10- to 15-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required.

       The value of insurance in force represents the actuarially determined present value of anticipated profits to be realized from annuities contracts at the date of the Merger using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the business acquired. The value of the business in force is amortized over the contract period using current interest crediting rates to accrete interest and using an amortization method based on a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required.

       Future Policy Benefits

       Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 4.5% to 7.5%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards and may be revised if it is determined that the future experience will differ substantially from that previously assumed. The assumptions vary by plan, age at issue, year of issue and duration.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Contractholder Funds

       Contractholder funds represent receipts from the issuance of universal life and certain individual annuity contracts. Such receipts are considered deposits on investment contracts that do not have substantial mortality or morbidity risk. Account balances are also increased by interest credited and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Calculations of contractholder account balances reflect lapse, withdrawal and interest rate assumptions based on contract provisions, the Company's experience and industry standards. Interest rates credited to contractholder funds range from 4.2% to 6.5%.

       Permitted Statutory Accounting Practices

       The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on the statutory surplus of the Company is not material.

       Premiums

       Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.

       Other Revenues

       Other revenues include surrender, mortality and administrative charges and fees as earned on investment and other insurance contracts. Other revenues also include structured settlement policyholder revenues, which relate to contracts issued through a separate account of the Company, net of the related policyholder benefits and expenses.

       Federal Income Taxes

       The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Continued

       Accounting Standards not yet Adopted

       Statement of Financial Accounting Standards No. 121, "Accounting for Long-Lived Assets and for Long-Lived Assets to be Disposed Of" establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. This statement requires the write down to fair value when long-lived assets to be held and used are impaired. It also requires long-lived assets to be disposed of (e.g., real estate held for sale) to be carried at the lower of cost or fair value less cost to sell and does not allow such assets to be depreciated. The adoption of this statement, effective January 1, 1996, did not have a material effect on results of operations, financial condition or liquidity.

       In October 1995, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (FAS 123). This statement addresses alternative accounting treatments for stock-based compensation, such as stock options and restricted stock. FAS 123 permits either expensing the value of stock-based compensation over the period earned or disclosing in the financial statement footnotes the pro forma impact to net income as if the value of stock-based compensation awards had been expensed. The value of awards would be measured at the grant date based upon estimated fair value, using option pricing models. The requirements of this statement will be effective for 1996 financial statements, although earlier adoption is permissible if an entity elects to expense the cost of stock-based compensation. The Company, along with affiliated companies, participates in stock option and incentive plans sponsored by Travelers. The Company is currently evaluating the disclosure requirements and expense recognition alternatives addressed by this statement.

3.     CHANGES IN ACCOUNTING PRINCIPLES

       Accounting by Creditors for Impairment of a Loan

       Effective January 1, 1995, the Company adopted Statement of Financial Accounting Standards No. 114, "Accounting by Creditors for Impairment of a Loan," and Statement of Financial Accounting Standards No. 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," which describe how impaired loans should be measured when determining the amount of a loan loss accrual. These statements amended existing guidance on the measurement of restructured loans in a troubled debt restructuring involving a modification of terms. Their adoption did not have a material impact on the Company's financial condition, results of operations or liquidity.

       Accounting for Certain Debt and Equity Securities

       Effective January 1, 1994, the Company adopted Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities" (FAS 115), which addresses accounting and reporting for investments in equity securities that have a readily determinable fair value and for all debt securities. Investment securities have been classified as "available for sale" and are reported at fair value, with unrealized gains and losses, net of income taxes, charged or credited directly to shareholder's equity. Previously, securities classified as available for sale were carried at the lower of aggregate cost or market value. Initial adoption of this standard resulted in an increase of approximately $530 thousand (net of taxes) to net unrealized gains in shareholder's equity. See note 12 for additional disclosures.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



4.     REINSURANCE

       The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. The Company remains primarily liable as the direct insurer on all risks reinsured.

       Life insurance in force ceded to affiliates at December 31, 1995 and 1994 was $97.7 million and $106.0 million, respectively. At December 31, 1995 and 1994, $601.2 million and $0, respectively, was ceded to non-affiliates.

5.     SHAREHOLDER'S EQUITY

       Unrealized Investment Gains (Losses)

       An analysis of the change in unrealized gains and losses on investments is shown in note 12.

       Additional Paid-in Capital

       As a result of the finalization of the evaluations and appraisals used to assign fair value to assets and liabilities under purchase accounting, additional paid-in capital was increased by $1.3 million in 1994. It was decreased by $70.4 million in 1993 based upon the initial evaluations and appraisals.

       Shareholder's Equity and Dividend Availability

       Statutory net income was $23.0 million and $5.7 million for the years ended December 31, 1995 and 1994, respectively. Statutory net loss was $23.0 million for the year ended December 31, 1993.

       Statutory capital and surplus was $257.8 million and $233.0 million at December 31, 1995 and 1994, respectively.

       The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $16.4 million is available in 1996 for dividend payments by the Company without prior approval of the Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



6.     DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

       The Company has, in the normal course of business, provided fixed rate loan commitments and commitments to partnerships. The Company does not hold or issue derivative instruments for trading purposes.

       The off-balance-sheet risks of fixed rate loan commitments, commitments to partnerships and forward contracts were not significant at December 31, 1995 and 1994.

       Fair Value of Certain Financial Instruments

       The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments which are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

       At December 31, 1995, investments in fixed maturities had a carrying value and a fair value of $724.6 million, compared with a carrying value and a fair value of $559.1 million at December 31, 1994. See note 12.

       At December 31, 1995 and 1994, mortgage loans had a carrying value of $125.8 million and $152.4 million, respectively, which approximates fair value. In estimating fair value, the Company used interest rates reflecting the higher returns required in the real estate financing market.

       The carrying values of $1.9 million and $2.4 million of financial instruments classified as other assets approximated their fair values at December 31, 1995 and 1994, respectively. The carrying values of $55.3 million and $14.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1995 and 1994, respectively. Fair value is determined using various methods including discounted cash flows, as appropriate for the various financial instruments.

       The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $869.1 million and $923.0 million, respectively, at December 31, 1995, compared to a carrying value and a fair value of $820.4 million and $757.2 million, respectively, at December 31, 1994. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $839.1 million and $766.3 million, respectively, at December 31, 1995, compared to a carrying value and a fair value of $808.2 million and $681.4 million, respectively, at December 31, 1994.

       The carrying values of short-term securities and investment income accrued approximated their fair values.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



7.    COMMITMENTS AND CONTINGENCIES

      Financial Instruments with Off-Balance-Sheet Risk

      See note 6 for a discussion of financial instruments with off-balance-sheet risk.

      Litigation

      The Company is a defendant in various litigation matters. Although there can be no assurances, as of December 31, 1995, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

8.    BENEFIT PLANS

      Pension Plans

      The Company participates in qualified and nonqualified, noncontributory defined benefit pension plans sponsored by an affiliate. Benefits for the qualified plan are based on an account balance formula. Under this formula, each employee's accrued benefit can be expressed as an account that is credited with amounts based upon the employee's pay, length of service and a specified interest rate, all subject to a minimum benefit level. This plan is funded in accordance with the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. For the nonqualified plan, contributions are based on benefits paid. The Company's share of net pension expense was not significant for 1995, 1994 or 1993.

      Other Benefit Plans

      In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees through a plan sponsored by TIGI. Covered employees may become eligible for these benefits if they reach retirement age while working for the Company. These retirees may elect certain prepaid health care benefit plans. Life insurance benefits generally are set at a fixed amount. The cost recognized by the Company for these benefits represents its allocated share of the total costs of the plan, net of employee contributions. The Company's share of the total cost of the plan for 1995, 1994 and 1993 was not significant.

      The Merger resulted in a change in control of The Travelers Corporation as defined in the applicable plans, and provisions of some employee benefit plans secured existing compensation and benefit entitlements earned prior to the change in control, and provided a salary and benefit continuation floor for employees whose employment was affected. These merger-related costs were assumed by TIGI.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



8.     BENEFIT PLANS

       Savings, Investment and Stock Ownership Plan

       Under the savings, investment and stock ownership plan available to substantially all employees of TIGI, the Company matches a portion of employee contributions. Effective April 1, 1993, the match decreased from 100% to 50% of an employee's first 5% contribution and a variable match based on the profitability of TIGI and its subsidiaries was added. The Company's matching obligation was not significant for 1995, 1994 or 1993.

9.     RELATED PARTY TRANSACTIONS

       The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by TIC. Settlements for these functions between TIC and its affiliates are made regularly. TIC provides various employee benefit coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

       TIGI and its subsidiaries maintain a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1995 and 1994, the pool totaled approximately $2.2 billion and $1.5 billion, respectively. The Company's share of the pool amounted to $49.5 million and $44.5 million at December 31, 1995 and 1994, respectively, and is included in short-term securities in the balance sheet.

       The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $100 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

       The Company sells structured settlement annuities to its affiliates, The Travelers Indemnity Company and its subsidiaries. Such deposits were $36.6 million, $37.6 million and $48.4 million for 1995, 1994 and 1993, respectively.

       The Company began marketing variable annuity products through its affiliate, Smith Barney, Inc., in 1995. Deposits related to these products were $20.5 million in 1995.

       Most leasing functions for TIGI and its subsidiaries are handled by TIC. Leasing expenses are shared by the companies on a cost allocation method based generally on estimated usage by department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



10.   FEDERAL INCOME TAXES


      ------------------------------------------------------------------------------------------
      (in thousands)                                      1995             1994   |         1993
      ----------------------------------------------------------------------------|-------------
                                                                                  |
      Effective tax rate                                                          |
      ------------------                                                          |
                                                                                  |
      Income before federal income taxes           $    43,436      $    27,865   |  $    13,061
      Statutory tax rate                                    35%              35%  |           35%
      ----------------------------------------------------------------------------|-------------
                                                                                  |
      Expected federal income taxes                $    15,203      $     9,753   |  $     4,571
      Tax effect of:                                                              |
         Nontaxable investment income                      (13)             (90)  |          (85)
         Adjustments to benefit and other reserves           -             (117)  |       (4,705)
         Adjustment to deferred tax asset for                                     |
            enacted change in tax rates from                                      |
            34% to 35%                                       -                -   |         (255)
         Other, net                                       (671)              (6)  |          (74)
      ----------------------------------------------------------------------------|-------------
      Federal income taxes                         $    14,519      $     9,540   |  $      (548)
      ----------------------------------------------------------------------------|-------------
                                                                                  |
      Effective tax rate                                    33%              34%  |           (4)%
      ----------------------------------------------------------------------------|-------------
                                                                                  |
      Composition of federal income taxes                                         |
      -----------------------------------                                         |
      Current:                                                                    |
         United States                             $     2,555      $     4,742   |  $    22,124
      ----------------------------------------------------------------------------|-------------
                                                                                  |
      Deferred:                                                                   |
         United States                                  11,964            4,798   |      (22,672)
      ----------------------------------------------------------------------------|-------------
      Federal income taxes                         $    14,519      $     9,540   |  $      (548)
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



10.   FEDERAL INCOME TAXES, Continued

      The net deferred tax assets at December 31, 1995 and 1994 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


       (in thousands)                                                      1995                1994
      -----------------------------------------------------------------------------------------------
       Deferred tax assets:
         Benefit, reinsurance and other reserves                      $    67,104         $    70,729
         Investments                                                            -              30,908
         Other                                                              2,570               2,766
      -----------------------------------------------------------------------------------------------
           Total                                                           69,674             104,403
      -----------------------------------------------------------------------------------------------

      Deferred tax liabilities:
         Investments                                                       19,625                   -
         Deferred acquisition costs and
           value of insurance in force                                      6,285               7,355
         Other                                                                536                 663
      -----------------------------------------------------------------------------------------------
          Total                                                            26,446               8,018
      -----------------------------------------------------------------------------------------------

      Net deferred tax asset before valuation allowance                    43,228              96,385
      Valuation allowance for deferred tax assets                          (2,070)             (2,070)
      -----------------------------------------------------------------------------------------------

      Net deferred tax asset after valuation allowance                $    41,158         $    94,315
      -----------------------------------------------------------------------------------------------

       Starting in 1994 and continuing for at least five years, TIC and its life insurance subsidiaries, including the Company, will file a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to TIC. Any credits for losses will be paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

       A net deferred tax asset valuation allowance of $2.1 million has been established to reduce the deferred tax asset on investment losses to the amount that, based upon available evidence, is more likely than not to be realized. Reversal of the valuation allowance is contingent upon the recognition of future capital gains in the Company's consolidated life insurance company federal income tax return through 1998, and the consolidated federal income tax return of Travelers commencing in 1999, or a change in circumstances which causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1995. The initial recognition of any benefit provided by the reversal of the valuation allowance will be recognized by reducing goodwill.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



10.   FEDERAL INCOME TAXES, Continued

      In management's judgment, the $41.2 million "net deferred tax asset after valuation allowance" as of December 31, 1995, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 1995, the Company has no ordinary or capital loss carryforwards.

      The "policyholders surplus account", which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account, which, under provisions of the Tax Reform Act of 1984, will not increase after 1983, is estimated to be $2.0 million. This amount has not been subjected to current income taxes but, under certain conditions that management considers to be remote, may become subject to income taxes in future years. At current rates, the maximum amount of such tax (for which no provision has been made in the financial statements) would be approximately $700 thousand.

11.   NET INVESTMENT INCOME

      ------------------------------------------------------------------------------------------------
      (For the year ended December 31, in thousands)          1995             1994    |        1993
      ---------------------------------------------------------------------------------|--------------
                                                                                       |
      Gross investment income                                                          |
      -----------------------                                                          |
      Fixed maturities                                   $    49,486      $    44,354  |   $    39,189
      Equity securities                                          497              827  |           930
      Mortgage loans                                          11,644           17,178  |        25,258
      Real estate held for sale                                2,476            6,299  |        19,028
      Other                                                    2,552            4,480  |        (4,062)
      ---------------------------------------------------------------------------------|--------------
                                                              66,655           73,138  |        80,343
      ---------------------------------------------------------------------------------|--------------
                                                                                       |
      Investment expenses                                      3,446            7,045  |        22,299
      ---------------------------------------------------------------------------------|--------------
      Net investment income                              $    63,209      $    66,093  |   $    58,044
      ------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.   INVESTMENTS AND INVESTMENT GAINS (LOSSES)

      Realized investment gains (losses) for the periods were as follows:


      ------------------------------------------------------------------------------------------------
      (For the year ended December 31, in thousands)            1995             1994   |         1993
      ----------------------------------------------------------------------------------|-------------
                                                                                        |
      Realized                                                                          |
      --------                                                                          |
                                                                                        |
      Fixed maturities                                    $   (4,240)     $      (908)  |  $     8,659
      Equity securities                                        6,138            1,675   |        1,580
      Mortgage loans                                             725               36   |       (1,564)
      Real estate held for sale                                  (35)               -   |       (8,310)
      Other                                                   16,125           (2,877)  |       11,590
      ----------------------------------------------------------------------------------|-------------
      Realized investment gains (losses)                  $   18,713      $    (2,074)  |  $    11,955
      ------------------------------------------------------------------------------------------------


      Changes in net unrealized investment gains (losses) that are included as a separate component of shareholder's equity were as follows:


      (For the year ended December 31, in thousands)         1995             1994             1993
      ------------------------------------------------------------------------------------------------
                                                                                        |
      Unrealized                                                                        |
      ----------                                                                        |
                                                                                        |
      Fixed maturities                                   $   111,551      $   (65,205)  |  $   (20,059)
      Equity securities                                        1,834              (27)  |       (1,389)
      Other                                                    4,390              (28)  |        8,524
      ----------------------------------------------------------------------------------|-------------
                                                             117,775          (65,260)  |      (12,924)
      Related taxes                                           41,221          (22,841)  |       (3,445)
      ----------------------------------------------------------------------------------|-------------
      Change in unrealized investment gains (losses)          76,554          (42,419)  |       (9,479)
      Balance beginning of year                              (41,224)           1,195   |       10,674
      ------------------------------------------------------------------------------------------------
      Balance end of year                                $    35,330      $   (41,224)     $     1,195
      ------------------------------------------------------------------------------------------------


      The initial adoption of FAS 115 resulted in an increase of approximately $530 thousand (net of taxes) to net unrealized investment gains in 1994.

      Fixed Maturities

      Proceeds from sales of fixed maturities classified as available for sale were $460.0 million and $41.7 million in 1995 and 1994, respectively. Gross gains of $7.9 million and $869 thousand and gross losses of $10.3 million and $1.9 million in 1995 and 1994, respectively, were realized on those sales.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.   INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

      Prior to December 31, 1993, fixed maturities that were intended to be held to maturity were recorded at amortized cost and classified as held for investment. Proceeds from sales of such securities were $16.4 million in 1993, resulting in gross realized gains of $617 thousand.

      Prior to December 31, 1993, the carrying values of the trading portfolio fixed maturities were adjusted to market value as it was likely they would be sold prior to maturity. Sales of trading portfolio fixed maturities were $96.6 million in 1993, resulting in gross realized gains of $12.4 million.

      The amortized cost and market values of investments in fixed maturities were as follows:

      ------------------------------------------------------------------------------------------------
      December 31, 1995
      ------------------------------------------------------------------------------------------------
                                                               Gross            Gross
                                          Amortized       unrealized       unrealized           Market
      (in thousands)                           cost            gains           losses            value
      ------------------------------------------------------------------------------------------------
      Available for sale:
          Mortgage-backed securities -
             CMOs and pass through
             securities                    $   89,044       $  2,545       $      378      $    91,211
          U.S. Treasury securities
             and obligations of U.S.
             Government and
             government agencies
             and authorities                  160,988         24,267                1          185,254
          Obligations of states and
              political subdivisions            3,500            499                -            3,999
          All other corporate bonds           424,676         21,576            2,162          444,090
          Redeemable preferred stock               85              -                -               85
      ------------------------------------------------------------------------------------------------
          Total                            $  678,293       $ 48,887       $    2,541      $   724,639
      ------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.   INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued


      ------------------------------------------------------------------------------------------------
      December 31, 1994
      ------------------------------------------------------------------------------------------------
                                                               Gross            Gross
                                          Amortized       unrealized       unrealized           Market
      (in thousands)                           cost            gains           losses            value
      ------------------------------------------------------------------------------------------------
      Available for sale:
          Mortgage-backed securities -
             CMOs and pass through
             securities                    $   60,102       $     14       $    4,624      $    55,492
          U.S. Treasury securities
             and obligations of U.S.
             Government and
             government agencies
             and authorities                  188,043             25           24,301          163,767
          Obligations of states and
              political subdivisions            3,000              -              184            2,816
          Debt securities issued by
             foreign governments               20,076              -            2,157           17,919
          All other corporate bonds           352,197          1,140           35,055          318,282
          Redeemable preferred stock              929             13               76              866
      ------------------------------------------------------------------------------------------------
          Total                            $  624,347       $  1,192       $   66,397      $   559,142
      ------------------------------------------------------------------------------------------------

       The amortized cost and market value of fixed maturities available for sale at December 31, 1995, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      ------------------------------------------------------------------------------------------------
      Maturity                                                              Amortized           Market
      (in thousands)                                                             cost            value
      ------------------------------------------------------------------------------------------------
      Due in one year or less                                             $     7,858      $     8,245
      Due after 1 year through 5 years                                         28,392           29,022
      Due after 5 years through 10 years                                      172,831          178,526
      Due after 10 years                                                      380,168          417,635
      ------------------------------------------------------------------------------------------------
                                                                              589,249          633,428
      Mortgage-backed securities                                               89,044           91,211
      ------------------------------------------------------------------------------------------------
          Total                                                           $   678,293      $   724,639
      ------------------------------------------------------------------------------------------------

       The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, primarily planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.   INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

      At December 31, 1995 and 1994, the Company held CMOs with a market value of $68.6 million and $55.5 million, respectively. Approximately 94% and 96% of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1995 and 1994, respectively. Virtually all of these securities are rated AAA.

      Equity Securities

      The cost and market values of investments in equity securities were as follows:

      ------------------------------------------------------------------------------------------------
      December 31, 1995
      ------------------------------------------------------------------------------------------------
                                                               Gross            Gross
                                                          unrealized       unrealized           Market
      (in thousands)                           Cost            gains           losses            value
      ------------------------------------------------------------------------------------------------
      Common stocks                          $    3,310       $  3,374       $     68      $     6,616
      Nonredeemable preferred stocks              6,143            340              -            6,483
      ------------------------------------------------------------------------------------------------
         Total                               $    9,453       $  3,714       $     68      $    13,099
      ------------------------------------------------------------------------------------------------



      ------------------------------------------------------------------------------------------------
      December 31, 1994
      ------------------------------------------------------------------------------------------------
                                                               Gross            Gross
                                                          unrealized       unrealized           Market
      (in thousands)                           Cost            gains           losses            value
      ------------------------------------------------------------------------------------------------

      Common stocks                          $    6,141       $  3,177       $    654      $     8,664
      Nonredeemable preferred stocks              8,111              7            718            7,400
      ------------------------------------------------------------------------------------------------
         Total                               $   14,252       $  3,184       $  1,372      $    16,064
      ------------------------------------------------------------------------------------------------


       Proceeds from sales of equity securities were $11.8 million and $9.4 million in 1995 and 1994, respectively. Gross gains of $4.9 million and $2.8 million and gross losses of $474 thousand and $369 thousand in 1995 and 1994, respectively, were realized on those sales.

       Mortgage loans and real estate held for sale

       Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market. The Company continues its strategy, adopted in conjunction with the Merger, to dispose of these real estate assets and some of the mortgage loans and to reinvest the proceeds to obtain current market yields.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.   INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       At December 31, 1995 and 1994, the Company's mortgage loan and real estate held for sale portfolios consisted of the following:

       ------------------------------------------------------------------------------
       (in thousands)                                           1995             1994
       ------------------------------------------------------------------------------
       Current mortgage loans                            $   108,142      $   134,868
       Underperforming mortgage loans                         17,671           17,491
       ------------------------------------------------------------------------------
             Total                                           125,813          152,359
       ------------------------------------------------------------------------------

       Real estate held for sale                               8,995            6,810
       ------------------------------------------------------------------------------
             Total                                       $   134,808      $   159,169
       ------------------------------------------------------------------------------


      Aggregate annual maturities on mortgage loans at December 31, 1995 are as follows:

      (in thousands)
      -----------------------------------------------------
      Past maturity                              $    3,437
      1996                                           21,927
      1997                                            5,966
      1998                                           21,237
      1999                                            9,700
      2000                                            6,016
      Thereafter                                     57,530
      -----------------------------------------------------
         Total                                  $   125,813
      -----------------------------------------------------

       Concentrations

       At December 31, 1995 and 1994, the Company had no concentration of credit risk in a single investee exceeding 10% of shareholder's equity.

       The Company participates in a short-term investment pool maintained by TIGI and its subsidiaries. See note 9.

       Included in fixed maturities are below investment grade assets totaling $59.0 million and $51.1 million at December 31, 1995 and 1994, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade loans.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.   INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

       The Company also had significant concentrations of investments, primarily fixed maturities, in the following industries:

      --------------------------------------------------------------------------------------------------
      (in thousands)                                                               1995             1994
      --------------------------------------------------------------------------------------------------
      Oil and gas                                                         $      63,835    $      39,749
      Transportation                                                             44,119           38,523
      Banking                                                                    33,168           42,191
      Chemical manufacturing                                                     16,032           27,326
      --------------------------------------------------------------------------------------------------

       Below investment grade assets included in the totals of the previous table were as follows:

      --------------------------------------------------------------------------------------------------
      (in thousands)                                                              1995              1994
      --------------------------------------------------------------------------------------------------
      Oil and gas                                                         $      3,469        $    4,002
      Transportation                                                            18,648             2,678
      Banking                                                                      632             5,124
      --------------------------------------------------------------------------------------------------


      Concentrations of mortgage loans by property type at December 31, 1995 and 1994 were as follows:

       -------------------------------------------------------------------------------------------------
       (in thousands)                                                              1995             1994
       -------------------------------------------------------------------------------------------------
       Office                                                             $      32,024    $      40,559
       Agricultural                                                              29,820           32,890
       Retail                                                                    27,870           31,712
       -------------------------------------------------------------------------------------------------

       The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



12.   INVESTMENTS AND INVESTMENT GAINS (LOSSES), Continued

      Investment Valuation Reserves

      There were no investment valuation reserves at December 31, 1995, 1994 and 1993. Investment valuation reserve activity during 1993 was as follows:

      ------------------------------------------------------------------------------------------------
      (in thousands)                                                                              1993
      ------------------------------------------------------------------------------------------------
      Beginning of year                                                                    $    41,443
      Increase                                                                                   8,355
      Impairments, net of gains/recoveries                                                      (6,887)
      Purchase accounting adjustment                                                           (42,911)
      ------------------------------------------------------------------------------------------------
      End of year                                                                          $         -
      ------------------------------------------------------------------------------------------------

      Increases in the investment valuation reserves were reflected as realized investment losses.

      Nonincome Producing

      Investments included in the balance sheets that were nonincome producing for the preceding 12 months were insignificant.

      Restructured Investments

      The Company had mortgage loan and debt securities which were restructured at below market terms totaling approximately $17.7 million and $17.4 million at December 31, 1995 and 1994, respectively. At December 31, 1993, the Company's restructured assets were recorded at purchase accounting value. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets amounted to $4.9 million in 1995 and $5.2 million in 1994. Interest on these assets, included in net investment income, aggregated $2.0 million in 1995 and $1.4 million in 1994.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                    NOTES TO FINANCIAL STATEMENTS, Continued



13.   LIFE AND ANNUITY DEPOSIT FUNDS AND RESERVES

      At December 31, 1995, the Company had $683.0 million of life and annuity deposit funds and reserves. Of that total, $671.2 million were not subject to discretionary withdrawal based on contract terms. The remaining $11.8 million were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $8.2 million of liabilities that are surrenderable with market value adjustments. An additional $3.6 million of the life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 6.6%. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

14. RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES

      The following table reconciles net income to net cash provided by (used in) operating activities:

       (For the year ended December 31, in thousands)                   1995             1994             1993
       -------------------------------------------------------------------------------------------------------
                                                                                                |
       Net income                                                 $   28,917       $   18,325   |   $   13,609
         Reconciling adjustments                                                                |
           Realized (gains) losses                                   (18,713)           2,074   |      (11,955)
           Deferred federal income taxes                              11,964            4,798   |      (22,672)
           Amortization of deferred policy acquisition costs and                                |
             value of insurance in force                               1,563                -   |            -
           Deferred policy acquisition costs                          (3,109)         (21,014)  |            -
           Investment income accrued                                   (819)            1,085   |       (9,607)
           Insurance reserves                                        (20,081)         (16,062)  |       80,238
           Trading account investments, (purchases) sales, net             -                -   |       35,093
           Other                                                     (48,353)          18,371   |      (80,398)
       -----------------------------------------------------------------------------------------|-------------
                                                                                                |
           Net cash provided by (used in) operating activities    $  (48,631)      $    7,577   |   $    4,308
       -------------------------------------------------------------------------------------------------------


15.   NONCASH INVESTING AND FINANCING ACTIVITIES

      Significant noncash investing and financing activities include: a) the transfer of $2.6 million and $5.6 million of mortgage loans and real estate held for sale from one of the Company's separate accounts to the general account in 1995 and 1994, respectively; b) acquisition of real estate through foreclosures of mortgage loans amounting to $10.3 million and $7.7 million in 1994 and 1993, respectively; and c) increases in investment valuation reserves in 1993 for mortgage loans and real estate held for sale (see note 12).

                      STATEMENT OF ADDITIONAL INFORMATION
                                  FUND ABD II





                      Individual Variable Annuity Contract
                                   issued by





                     The Travelers Life and Annuity Company
                                One Tower Square
                          Hartford, Connecticut 06183





L-12548S                                                                  (8/96)

                                      5